UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                      ---------------------------------------

EXETER  FUND,  INC.
-----------------------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)


1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
-----------------------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)


B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
-----------------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        ---------------------

DATE  OF  FISCAL  YEAR  END:                      December 31,  2003
                            -------------------------------------------------

DATE  OF  REPORTING  PERIOD:    January 1, 2003  THROUGH  June 30, 2003
                            -------------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM 1. REPORT TO SHAREHOLDERS

August  28,  2003



To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Small  Cap  Series
International  Series
World  Opportunities  Series
Life  Sciences  Series
Technology  Series
High  Yield  Bond  Series
New  York  Tax  Exempt  Series
Ohio  Tax  Exempt  Series
Diversified  Tax  Exempt  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of June 30, 2003. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
LIFE  SCIENCES  SERIES

Management  Discussion  and  Analysis (unaudited)


Dear  Shareholders:

Market conditions in the first half of 2003 began as challenging and evolved into a more favorable climate. Despite the changing industry dynamics, the Life Sciences Series continues to outperform the S&P 500 Health Care Index over the long term. During the first six months of 2003, the Life Sciences Series generated a total return of 10.16%, slightly less than the 11.25% return of the S&P 500 Health Care Index and the 11.75% return of the S&P 500 Total Return Index. The indices do not reflect fees or expenses.

During the first half of 2003, the Life Sciences Series reaped the benefits of an increase in the relative weighting of biotechnology stocks. We felt that a lack of FDA product approvals would begin to turn going into 2003. There has been positive newsflow in the biotechnology sector thus far in the year, led by new product approvals and favorable clinical trial data. Because the biotechnology sector is driven primarily by newsflow, improved investor sentiment has resulted in heightened investor interest and an inflow of capital into this sector. As we had anticipated, the increased demand for biotechnology stocks has helped them to outperform the S&P 500 Health Care Index benchmark. We expect biotechnology stocks to continue this trend going into the third Quarter despite the increase in valuations. The Series continues to hold life Science instrument stocks, which we believe will benefit from increased research And development spending by their biopharmaceutical customer base, whose Financial condition is improving.

During the first half of the year, the Life Sciences Series continued to take profits on our medical-device holdings. Companies that manufacture and sell cardiac devices, such as coronary-stents and ventricular assist devices have performed very well and contributed significantly to our performance.

Recent performance was negatively affected by our relative under-weighting of managed care companies, which performed well in the first half of 2003. Our thesis continues to be that the managed care sector does not offer a favorable risk/reward profile and does not fit in well with our investment strategies at this time.

Going forward, the Series is looking for and finding opportunities in attractively valued small and mid-cap growth companies. These are companies that have products with enormous market potential, dominant market positions with high barriers to entry, and near-term catalysts for stock price appreciation. One example is a manufacturer of invisible, removable, plastic braces. The company appeared undervalued given the enormous market opportunity for the devices for use in people who do not make good candidates for metal braces. Subsequently the stock reached our sell price and we sold at a significant profit.

The life sciences sector continues to generate excitement and investor interest, because it is at the nexus of science and technology and, in our view, offers tremendous opportunities for capital growth. The Life Sciences Series will continue to seek out companies that drive industry growth within the framework of a strict valuation discipline.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

Exeter  Asset  Management

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc. -
Life Sciences Series
                                Total Return
                Growth of       ------------
Through         $10,000                  Average
6/30/03        Investment   Cumulative   Annual
------------  ------------  ----------  --------
One Year        $10,739       7.39%       7.39%
Inception1      $20,428     104.28%      21.59%






Standard & Poor's (S&P)
500 Total Return Index2
                                Total Return
                Growth of       ------------
Through         $10,000                  Average
6/30/03        Investment   Cumulative   Annual
------------  ------------  ----------  --------
One Year        $10,025        0.25%       0.25%
Inception1       $7,493      -25.07%      -7.59%





Standard & Poor's (S&P)
500 Health Care Index2
                                Total Return
                Growth of       ------------
Through         $10,000                  Average
6/30/03        Investment   Cumulative   Annual
------------  ------------  ----------  --------
One Year        $10,843        8.43%       8.43%
Inception1       $9,790       -2.10%      -0.58%




The  value  of  a  $10,000  investment  in  the  Exeter  Fund,  Inc.  -
Life Sciences Series from its current activation (11/5/99) to present (6/30/03) as compared to the S&P 500
Total  Return  Index  and  the  S&P  500  Health  Care  Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



             Exeter Fund, Inc.    S&P 500 Total   S&P 500 Health
Date        Life Sciences Series  Return Index     Care Index
11/5/1999      $10,000            $10,000        $10,000
12/31/1999      10,800             10,745          8,933
6/30/2000       13,030             10,698         11,044
12/31/2000      20,229              9,766         12,138
6/30/2001       20,803              9,112         10,202
12/31/2001      22,596              8,606         10,662
6/30/2002       19,022              7,474          9,029
12/31/2002      18,544              6,705          8,800
6/30/2003       20,428              7,493          9,790



1Performance numbers for the Series and Indices are calculated from November 5, 1999, the Series' current activation date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of October 7, 1992 and held the investment through the liquidation date on September 21, 1995, the average annual return would have been 18.06% versus 16.36% for the S&P 500 Total Return Index for the same time period.
2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The S&P 500 Health Care Index is a capitalization-weighted measure of all the stocks in the S&P 500 Total Return Index that are involved in the business of health care related products and services. Both Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (unaudited)




                                                                VALUE
                                                    SHARES     (NOTE 2)
                                                  ----------  -----------
COMMON STOCKS - 87.0%
BIOTECHNOLOGY - 28.0%
Affymetrix, Inc.*. . . . . . . . . . . . . . . .     146,000  $2,877,660
Amgen, Inc.* . . . . . . . . . . . . . . . . . .      21,000   1,395,240
BioMarin Pharmaceutical, Inc.* . . . . . . . . .     454,000   4,431,040
Celltech Group plc* (United Kingdom) (Note 8). .   1,330,000   7,527,819
Charles River Laboratories International, Inc.*.      89,000   2,864,020
Genentech, Inc.*+. . . . . . . . . . . . . . . .      65,000   4,687,800
Genzyme Corp. - General Division*+ . . . . . . .      31,000   1,295,800
Invitrogen Corp.*. . . . . . . . . . . . . . . .     145,000   5,563,650
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . .     420,000   2,058,000
SangStat Medical Corp.*. . . . . . . . . . . . .     125,875   1,647,704
Transkaryotic Therapies, Inc.* . . . . . . . . .     314,000   3,623,560
                                                              ----------
                                                              37,972,293
                                                              ----------

CHEMICALS - 5.1%
Akzo Nobel N.V. (Netherlands) (Note 8) . . . . .     120,000   3,180,470
Lonza Group AG (Switzerland) (Note 8). . . . . .      43,000   1,968,182
Syngenta AG - ADR (Switzerland) (Note 8) . . . .     174,000   1,764,360
                                                              ----------
                                                               6,913,012
                                                              ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
Varian, Inc.*. . . . . . . . . . . . . . . . . .     133,000   4,611,110
                                                              ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 19.9%
Applera Corp. - Applied Biosystems Group . . . .     380,000   7,231,400
Beckman Coulter, Inc.. . . . . . . . . . . . . .     172,000   6,990,080
Bruker AXS, Inc.*. . . . . . . . . . . . . . . .   1,604,200   4,924,894
Millipore Corp.* . . . . . . . . . . . . . . . .     145,000   6,433,650
Thoratec Corp.*. . . . . . . . . . . . . . . . .      98,500   1,467,650
                                                              ----------
                                                              27,047,674
                                                              ----------

HEALTH CARE PROVIDERS & SERVICES - 4.2%
NDCHealth Corp.. . . . . . . . . . . . . . . . .     102,000   1,871,700
WebMD Corp.* . . . . . . . . . . . . . . . . . .     358,000   3,877,140
                                                              ----------
                                                               5,748,840
                                                              ----------

INTERNET SOFTWARE & SERVICES - 1.4%
Allscripts Healthcare Solutions, Inc.* . . . . .     505,000   1,853,350
                                                              ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
3

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (unaudited)





                                                                SHARES/           VALUE
                                                            PRINCIPAL AMOUNT    (NOTE 2)
                                                           ------------------  -----------
PHARMACEUTICALS - 25.0%
Guilford Pharmaceuticals, Inc.  . . . . . . . . . . . . .            235,650   $1,069,851
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . .            128,000    7,750,400
Merck KGaA (Germany) (Note 8) . . . . . . . . . . . . . .            145,000    4,164,434
Novartis AG - ADR (Switzerland) (Note 8). . . . . . . . .            214,000    8,519,340
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .            196,000    6,693,400
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .            306,000    5,691,600
                                                                               ----------
                                                                               33,889,025
                                                                               ----------

TOTAL COMMON STOCKS
(Identified Cost $116,566,425). . . . . . . . . . . . . .                     118,035,304
                                                                              -----------

WRITTEN OPTIONS - (0.2%)
Genentech, Inc., July 2003 70 Calls . . . . . . . . . . .               (650)    (273,000)
Genzyme Corp., July 2003 47.5 Calls . . . . . . . . . . .               (310)      (4,650)
                                                                               -----------

TOTAL WRITTEN OPTIONS
(Premiums Received $179,211). . . . . . . . . . . . . . .                        (277,650)
                                                                               -----------

SHORT-TERM INVESTMENTS - 13.8%
Dreyfus Treasury Cash Management Fund . . . . . . . . . .          4,699,155    4,699,155
Fannie Mae Discount Note, 7/2/2003. . . . . . . . . . . .  $       5,000,000    4,999,843
Federal Home Loan Bank Discount Note, 7/7/2003. . . . . .          5,000,000    4,999,050
Freddie Mac Discount Note, 7/1/2003 . . . . . . . . . . .          4,000,000    4,000,000
                                                                               -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,698,048) . . . . . . . . . . . . . .                      18,698,048
                                                                             -------------
TOTAL INVESTMENTS - 100.6%
(Identified Cost $135,085,262). . . . . . . . . . . . . .                     136,455,702
LIABILITIES, LESS OTHER ASSETS - (0.6%) . . . . . . . . .                        (856,901)
                                                                             -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . .                    $135,598,801
                                                                             =============



*Non-income producing security
+Security pledged as collateral for call options written
ADR - American Depository Receipt



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4



STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $135,264,473) (Note 2). . .  $136,733,352
Receivable for fund shares sold. . . . . . . . . . . . . . . . . .       233,956
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . .        75,853
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . .        51,782
                                                                    -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .   137,094,943
                                                                    -------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . .       112,604
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . .        11,196
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . .         6,307
Payable for securities purchased . . . . . . . . . . . . . . . . .     1,058,585
Written options outstanding, at value (premiums received $179,211)
(Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        277,650
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . .        15,427
Payable for fund shares repurchased. . . . . . . . . . . . . . . .        11,702
Other payables and accrued expenses. . . . . . . . . . . . . . . .         2,671
                                                                    -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . .     1,496,142
                                                                    -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .  $135,598,801
                                                                    =============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . .  $    131,690
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . .   137,114,888
Undistributed net investment income. . . . . . . . . . . . . . . .       170,984
Accumulated net realized loss on investments . . . . . . . . . . .    (3,195,117)
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . . .     1,376,356
                                                                    -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .  $135,598,801
                                                                    =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($135,598,801/13,169,024 shares) . . . . . . . . .  $      10.30
                                                                    =============

The  accompanying  notes  are  an  integral  part  of  the financial statements.
5



STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $26,680 ). . . . .  $   847,312
Interest . . . . . . . . . . . . . . . . . . . . . . . . .       36,516
                                                            ------------
Total Investment Income. . . . . . . . . . . . . . . . . .      883,828
                                                            ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . .      599,795
Transfer agent fees (Note 3) . . . . . . . . . . . . . . .       45,435
Fund accounting fees (Note 3). . . . . . . . . . . . . . .       27,135
Directors' fees (Note 3) . . . . . . . . . . . . . . . . .        3,455
Audit fees . . . . . . . . . . . . . . . . . . . . . . . .       12,961
Custodian fees . . . . . . . . . . . . . . . . . . . . . .       12,530
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .       11,533
                                                            ------------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .      712,844
                                                            ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .      170,984
                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   (3,273,162)
Foreign currency and other assets and liabilities. . . . .          696
                                                            ------------
                                                             (3,272,466)
                                                            ------------
Net change in unrealized appreciation (depreciation) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   15,627,981
Foreign currency and other assets and liabilities. . . . .        1,851
                                                            ------------
                                                             15,629,832
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .   12,357,366
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .  $12,528,350
                                                            ============


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6


STATEMENTS OF CHANGES IN NET ASSETS


                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/03       YEAR ENDED
                                                         (UNAUDITED)      12/31/02
                                                        --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss) . . . . . . . . . . . . .  $     170,984   $   (306,417)
Net realized gain (loss) on investments. . . . . . . .     (3,272,466)     8,221,897
Net change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . .     15,629,832    (33,271,379)
                                                        --------------  -------------
Net increase (decrease) from operations. . . . . . . .     12,528,350    (25,355,899)
                                                        --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 10):

From net investment income . . . . . . . . . . . . . .              -        (16,453)
From net realized gain on investments. . . . . . . . .              -    (11,084,195)
                                                        --------------  -------------
Total distributions to shareholders. . . . . . . . . .              -    (11,100,648)
                                                        --------------  -------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 6). . . .  . . . . . . . . . . . . . . . . . . .      2,825,365     15,662,452
                                                        --------------  -------------
Net increase (decrease) in net assets. . . . . . . . .     15,353,715    (20,794,095)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    120,245,086    141,039,181
                                                        --------------  -------------
END OF PERIOD (including undistributed net investment
income of $170,984 and $0, respectively) . . . . . . .  $ 135,598,801   $120,245,086
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7



FINANCIAL HIGHLIGHTS


                                                      FOR THE SIX                                           FOR THE
                                                      MONTHS ENDED                                           PERIOD
                                                        6/30/03              FOR THE YEARS ENDED           11/5/99 1 TO
                                                       (UNAUDITED)   12/31/2002    12/31/01   12/31/00      12/31/99
                                                      ------------   ----------   ----------  ---------    ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . .      $9.35         $12.52       $12.69      $10.80       $10.00
                                                      ------------   ----------   ----------  ---------    ----------
Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . .       0.01          (0.02)       (0.04)      (0.03)           - 4
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . . . .       0.94          (2.23)        1.47        9.00         0.80
                                                      ------------   ----------   ----------  ---------    ----------
Total from investment operations. . . . . . . . . .       0.95          (2.25)        1.43        8.97         0.80
                                                      ------------   ----------   ----------  ---------    ----------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . .             -           - 4      (0.05)          - 4           -
From net realized gain on investments . . . . . . .             -       (0.92)       (1.55)      (7.08)            -
                                                      ------------   ----------   ----------  ---------    ----------
Total distributions to shareholders . . . . . . . .             -       (0.92)       (1.60)      (7.08)            -
                                                      ------------   ----------   ----------  ---------    ----------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . .     $10.30          $9.35       $12.52      $12.69       $10.80
                                                      ============   ==========   ==========  =========    ==========
Total return2 . . . . . . . . . . . . . . . . . .        10.16%        (17.93%)      11.70%      87.31%        8.00%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . .       1.19%3         1.20%        1.14%       1.11%        1.22%3
Net investment income (loss). . . . . . . . . . . .       0.29%3        (0.25%)      (0.36%)     (0.30%)       0.02%3

Portfolio turnover. . . . . . . . . . . . . . . . .        49%            76%         120%        162%         10%

NET ASSETS - END OF PERIOD (000's omitted). . . . .     $135,599       $120,245    $141,039   $138,063      $82,770
                                                      ============    ==========  ==========  =========    ==========





1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 3Annualized.
4Less  than  $0.01  per  share.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

NOTES  TO  FINANCIAL  STATEMENTS  (unaudited)

1. ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to employees and advisory clients of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Life Sciences Series Common Stock.

2. SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

NOTES  TO  FINANCIAL  STATEMENTS  (unaudited)

SECURITY  TRANSACTIONS, INVESTMENT INCOME AND EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

OPTION  CONTRACTS
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the "exercise price") at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a "covered basis." This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

NOTES  TO  FINANCIAL  STATEMENTS  (unaudited)

OPTION  CONTRACTS  (continued)
The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3. TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

NOTES  TO  FINANCIAL  STATEMENTS  (unaudited)

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4. PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $55,190,537 and $58,202,420, respectively.

5. CALL  OPTIONS  WRITTEN

A summary of obligations for option contracts for the six months ended June 30, 2003 is as follows:


                                      Number               Premiums
                                   of Contracts            Received
                                  -------------          ----------
Balance at December 31, 2002 . .             -           $       -
Options entered into during 2003         (960)            (179,211)
Options expired during 2003. . .             -                   -
Options exercised during 2003. .             -                   -
Options closed during 2003                   -                   -
                                  -------------          ----------
Balance at June 30, 2003 . . . .         (960)           $(179,211)
                                  =============          ==========



6.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Life  Sciences  Series  were:




                       FOR THE SIX MONTHS                  FOR THE YEAR
                          ENDED 6/30/03                   ENDED 12/31/02
             -------------------------------------  --------------------------
                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------
Sold. . . .             960,442   $     8,802,653    1,842,360   $ 19,027,199
Reinvested.                   -                 -    1,148,767     10,985,189
Repurchased            (647,175)       (5,977,288)  (1,404,018)   (14,349,936)
             -------------------  ----------------  -----------  -------------
Total . . .             313,267   $     2,825,365    1,587,109   $ 15,662,452
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

7.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003 other than those referred to in Note 5.

NOTES  TO  FINANCIAL  STATEMENTS  (unaudited)

8.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

9.  LIFE  SCIENCES  SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10. FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2002 were as follows:

Ordinary income. . . . .  $   16,074
Short-term capital gains   4,332,717
Long-term capital gains.   6,751,857



At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $135,085,262

Unrealized appreciation. . . . . . .  $ 14,465,602
Unrealized depreciation. . . . . . .   (13,095,162)
                                      -------------
Net unrealized appreciation. . . . .  $  1,370,440
                                      =============

[This  page  intentionally  left  blank]

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
SMALL  CAP  SERIES

Management  Discussion  and  Analysis  (unaudited)

Dear  Shareholders:

For the first half of 2003 the Small Cap Series outperformed the S&P 500 Total Return Index but underperformed the Russell R 2000 Index. The relative performance was due both to sectors in which the Series invested and others which it avoided. For instance, the Series has benefited from select health care and technology companies, which have participated in the rally. On the flip side, however, we continue to avoid the consumer finance sector, and this hurt our relative performance for the first half of the year. Although some of the companies in the consumer finance sector have appreciated significantly in a short period of time, thus generating a lot of excitement among investors, we remain convinced that the associated risks are too high.

The Series has also benefited from recent strength in the energy sector, where we remain overweight relative to the S&P 500 Total Return Index and the Russell R 2000 Index. The Series is positioned to benefit from relatively high oil and natural gas prices with exposure to Oil Services stocks. We continue to believe that years of underinvestment in the sector by the oil and gas industry will create favorable conditions once global demand rebounds. We also hold shares in companies which offer solutions in dealing with high energy prices.

The Series also has a relatively high position in Basic Materials, concentrating on global low-cost producers. It is our belief that, like the Energy Sector, the long-term supply and demand balance is favorable in commodities such as pulp and paper, metals, chemicals, and coal, once global demand rebounds.

We  see several themes continuing to play out over the next three to five years:

1.A  tremendous  need  for  raw  materials  in  China.
2.Continued  price  deflation for manufactured products coming out of China.

China is the lowest cost manufacturer in the world, and many leading global companies are moving at least a portion of their manufacturing base to the region. To the extent that China is short raw materials, such as oil and some key industrial metals, they have become large net importers of these commodities. Because companies have not devoted resources to developing and maintaining these commodities over the last 20 years, capacity utilization (a common measure of supply and demand) is tight. Thus, we expect any marked increase in demand to benefit the Energy and Basic Materials sectors, in which the Series has significant positions.

The second theme is that U.S.-based companies that embrace the opportunity to significantly lower their cost structure by moving some of their manufacturing to China will be at a competitive advantage to those who do not. We are constantly looking for companies that our analysis shows have cost advantages, and we continue to increase our investment in those that do.

The Series continues to hold above-average cash balances as we wait for valuations to become more attractive. We see our cash holding as an important asset; patience is key in investing, and with an above-average cash position, we are able to quickly take advantage of investment opportunities when they arise. The financial markets in the last several years have been extremely volatile and fund managers can get themselves into a box, needing to sell stocks in order to buy others when an opportunity arises. Our cash position provides flexibility that we believe will lead to strong returns over the long term.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

Exeter  Asset  Management

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>

Portfolio  Composition*  -  As  of  June  30,  2003



Airlines . . . . . . . . . . . . . . . . . . .   3.1%
Chemicals. . . . . . . . . . . . . . . . . . .   4.0%
Energy Equipment & Services. . . . . . . . . .  12.8%
Food Products. . . . . . . . . . . . . . . . .   6.0%
Health Care Equipment & Supplies . . . . . . .   6.1%
Hotels, Restaurants & Leisure. . . . . . . . .   8.1%
Leisure Equipment & Products . . . . . . . . .   3.2%
Machinery. . . . . . . . . . . . . . . . . . .   4.8%
Oil & Gas. . . . . . . . . . . . . . . . . . .   3.2%
Paper & Forest Products. . . . . . . . . . . .   3.1%
Semiconductors & Semiconductor Equipment . . .   4.0%
Software . . . . . . . . . . . . . . . . . . .   4.1%
Specialty Retail . . . . . . . . . . . . . . .   3.4%
Textiles, Apparel & Luxury Goods . . . . . . .   2.7%
Miscellaneous**. . . . . . . . . . . . . . . .  19.6%
Cash, short-term investments, and liabilities,
less other assets. . . . . . . . . . . . . . .  11.8%


*As a percentage of net assets.
**Miscellaneous
Aerospace & Defense
Beverages
Biotechnology
Computers & Peripherals
Construction Materials
Diversified Telecommunication Services
Household Durables
Household Products
IT Services
Media
Metals & Mining
Personal Products
Road & Rail

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc. -
Small Cap Series
                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                  Average
6/30/03          Investment   Cumulative   Annual
-------         -----------   ----------   -------
One Year          $ 9,568       -4.32%      -4.32%
Five Year         $11,324       13.24%       2.52%
Ten Year          $20,953      109.53%       7.67%
Inception1        $24,370      143.70%       8.30%





Standard & Poor's (S&P)
500 Total Return Index2
                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                  Average
6/30/03          Investment   Cumulative   Annual
-------         -----------   ----------   -------
One Year          $10,025        0.25%      0.25%
Five Year         $ 9,221       -7.79%     -1.61%
Ten Year          $26,019      160.19%     10.03%
Inception1        $29,262      192.62%     10.08%





Russell R 2000 Index2


                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                  Average
6/30/03          Investment   Cumulative   Annual
-------         -----------   ----------   -------
One Year          $ 9,836       -1.64%      -1.64%
Five Year         $10,493        4.93%       0.97%
Ten Year          $22,085      120.85%       8.25%
Inception1        $26,862      168.62%       9.25%



The  value  of  a  $10,000  investment  in  the  Exeter  Fund,  Inc.  -
Small Cap Series from its current activation (4/30/92) to present (6/30/03) as compared to the S&P 500 Total Return Index and the Russell R 2000 Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.         S&P 500
Date         Small Cap Series   Total Return Index   Russell R 2000 Index
---------  ------------------   ------------------   -------------------

4/30/1992   $           10,000  $            10,000  $             10,000
12/31/1992              11,610               10,725                11,415
12/31/1993              13,317               11,799                13,574
12/31/1994              14,383               11,959                13,327
12/31/1995              16,497               16,437                17,117
12/31/1996              18,156               20,206                19,940
12/31/1997              20,388               26,944                24,399
12/31/1998              17,603               34,666                23,778
12/31/1999              19,341               41,958                28,833
12/31/2000              21,165               38,139                27,963
12/31/2001              25,831               33,610                28,658
12/31/2002              21,402               26,185                22,788
6/30/2003               24,370               29,262                26,862



1Performance numbers for the Series and Indices are calculated from April 30, 1992, the Series' current activation date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. The Russell R 2000 Index is an unmanaged index that consists of 2,000 small-capitalization stocks. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization-weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike Series returns, the Index returns do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                VALUE
                                                    SHARES     (NOTE 2)
                                                  ----------  -----------
COMMON STOCKS - 88.2%
AEROSPACE & DEFENSE - 1.2%
Empresa Brasileira de Aeronautica S.A. (Embraer)
- ADR (Brazil) (Note 7). . . . . . . . . . . . .      73,094  $1,396,095
                                                              ----------

AIRLINES - 3.1%
Atlantic Coast Airlines Holdings, Inc.*. . . . .     100,000   1,349,000
JetBlue Airways Corp.* . . . . . . . . . . . . .      16,000     676,640
SkyWest, Inc.. . . . . . . . . . . . . . . . . .      73,000   1,391,380
                                                              ----------
                                                               3,417,020
                                                              ----------

BEVERAGES - 2.3%
National Beverage Corp.* . . . . . . . . . . . .      31,000     430,900
PepsiAmericas, Inc.. . . . . . . . . . . . . . .      44,000     552,640
The Robert Mondavi Corp. - Class A*. . . . . . .      62,000   1,569,220
                                                              ----------
                                                               2,552,760
                                                              ----------

BIOTECHNOLOGY - 0.9%
Celltech Group plc* (United Kingdom) (Note 7). .     184,000   1,041,443
                                                              ----------

CHEMICALS - 4.0%
Cabot Corp.. . . . . . . . . . . . . . . . . . .      24,000     688,800
IMC Global, Inc. . . . . . . . . . . . . . . . .      77,000     516,670
Minerals Technologies, Inc.. . . . . . . . . . .      67,000   3,260,220
                                                              ----------
                                                               4,465,690
                                                              ----------

COMPUTERS & PERIPHERALS - 2.3%
Electronics for Imaging, Inc.* . . . . . . . . .     126,000   2,556,540
                                                              ----------

CONSTRUCTION MATERIALS - 2.2%
Texas Industries, Inc. . . . . . . . . . . . . .     102,000   2,427,600
                                                              ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
Compania Anonima Nacional Telefonos de
Venezuela (CANTV) - ADR (Venezuela) (Note 7) . .      45,000     562,050
D&E Communications, Inc. . . . . . . . . . . . .      91,000   1,041,950
North Pittsburgh Systems, Inc. . . . . . . . . .      67,000   1,009,690
                                                              ----------
                                                               2,613,690
                                                              ----------

ENERGY EQUIPMENT & SERVICES - 12.8%
Atwood Oceanics, Inc.* . . . . . . . . . . . . .      67,000   1,819,050
Newpark Resources, Inc.* . . . . . . . . . . . .     327,000   1,791,960
Precision Drilling Corp.* (Canada) (Note 7). . .      29,000   1,095,040
Pride International, Inc.* . . . . . . . . . . .     246,000   4,629,720
Varco International, Inc.* . . . . . . . . . . .     218,000   4,272,800
Veritas DGC, Inc.* . . . . . . . . . . . . . . .      59,000     678,500
                                                              ----------
                                                              14,287,070
                                                              ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                               VALUE
                                                  SHARES     (NOTE 2)
                                                 ---------  -----------
FOOD PRODUCTS - 6.0%
Chiquita Brands International, Inc.*. . . . . .     33,925  $  491,913
Hain Celestial Group, Inc.* . . . . . . . . . .     24,000     383,760
J&J Snack Foods Corp.*. . . . . . . . . . . . .     13,300     420,679
Lancaster Colony Corp.. . . . . . . . . . . . .     12,200     471,652
Ralcorp Holdings, Inc.* . . . . . . . . . . . .     18,500     461,760
Sanderson Farms, Inc. . . . . . . . . . . . . .     22,600     635,060
Smithfield Foods, Inc.* . . . . . . . . . . . .     92,000   2,108,640
Sylvan, Inc.* . . . . . . . . . . . . . . . . .    165,000   1,750,650
                                                            ----------
                                                             6,724,114
                                                            ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
Bruker AXS, Inc.* . . . . . . . . . . . . . . .    407,000   1,249,490
Millipore Corp.*. . . . . . . . . . . . . . . .     73,500   3,261,195
Thoratec Corp.* . . . . . . . . . . . . . . . .    154,000   2,294,600
                                                            ----------
                                                             6,805,285
                                                            ----------

HOTELS, RESTAURANTS & LEISURE - 8.1%
Benihana, Inc. - Class A* . . . . . . . . . . .     37,000     488,400
Bob Evans Farms, Inc. . . . . . . . . . . . . .     20,000     552,600
CEC Entertainment, Inc.*. . . . . . . . . . . .     16,000     590,880
Club Mediterranee S.A.* (France) (Note 7) . . .     58,800   1,881,865
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)
 (Note 7) . . . . . . . . . . . . . . . . . . .  4,690,000   2,120,022
Jack in the Box, Inc.*. . . . . . . . . . . . .     24,000     535,200
Orient-Express Hotels Ltd.* (Bermuda) (Note 7).     97,000   1,430,750
Papa John's International, Inc.*. . . . . . . .     18,500     518,925
Shangri-La Asia Ltd. (Hong Kong) (Note 7) . . .  1,540,000     977,540
                                                            ----------
                                                             9,096,182
                                                            ----------

HOUSEHOLD DURABLES - 2.1%
Helen of Troy Ltd.* . . . . . . . . . . . . . .     44,375     672,725
Libbey, Inc.. . . . . . . . . . . . . . . . . .     24,000     544,800
The Rowe Companies* . . . . . . . . . . . . . .     82,000     157,440
Waterford Wedgwood plc (Ireland) (Note 7) . . .  3,480,000     990,585
                                                            ----------
                                                             2,365,550
                                                            ----------
HOUSEHOLD PRODUCTS - 1.3%
Rayovac Corp.*. . . . . . . . . . . . . . . . .    114,300   1,480,185
                                                            ----------

IT SERVICES - 0.5%
eFunds Corp.* . . . . . . . . . . . . . . . . .     43,955     506,801
                                                            ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                               VALUE
                                                  SHARES     (NOTE 2)
                                                 ---------  -----------

LEISURE EQUIPMENT & PRODUCTS - 3.2%
Callaway Golf Co. . . . . . . . . . . . . . . .     41,000  $  542,020
Hasbro, Inc.. . . . . . . . . . . . . . . . . .     90,000   1,574,100
JAKKS Pacific, Inc.*. . . . . . . . . . . . . .     38,000     505,020
K2, Inc.* . . . . . . . . . . . . . . . . . . .     48,000     588,000
The Vermont Teddy Bear Co., Inc.* . . . . . . .    105,000     367,500
                                                            ----------
                                                             3,576,640
                                                            ----------

MACHINERY - 4.8%
Albany International Corp. - Class A. . . . . .    132,877   3,640,830
Wabtec Corp.. . . . . . . . . . . . . . . . . .    124,190   1,727,483
                                                            ----------
                                                             5,368,313
                                                            ----------

MEDIA - 1.8%
Acme Communications, Inc.*. . . . . . . . . . .    119,500     908,200
Hearst-Argyle Television, Inc.* . . . . . . . .     43,000   1,113,700
                                                            ----------
                                                             2,021,900
                                                            ----------

METALS & MINING - 0.7%
Norddeutsche Affinerie AG (Germany) (Note 7). .     78,691     826,838
                                                            ----------

OIL & GAS - 3.2%
Forest Oil Corp.* . . . . . . . . . . . . . . .     45,000   1,130,400
Teekay Shipping Corp. (Bahamas) (Note 7). . . .     58,000   2,488,200
                                                            ----------
                                                             3,618,600
                                                            ----------

PAPER & FOREST PRODUCTS - 3.1%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) .     71,500   1,505,790
Bowater, Inc. . . . . . . . . . . . . . . . . .     53,000   1,984,850
                                                            ----------
                                                             3,490,640
                                                            ----------

PERSONAL PRODUCTS - 0.3%
Playtex Products, Inc.* . . . . . . . . . . . .     43,500     279,270
                                                            ----------

ROAD & RAIL - 1.7%
Kansas City Southern* . . . . . . . . . . . . .    157,500   1,894,725
                                                            ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Brooks Automation, Inc.*. . . . . . . . . . . .    300,000   3,402,000
Cymer, Inc.*. . . . . . . . . . . . . . . . . .     35,300   1,129,953
                                                            ----------
                                                             4,531,953
                                                            ----------

SOFTWARE - 4.1%
Activision, Inc.* . . . . . . . . . . . . . . .    270,000   3,488,400
Network Associates, Inc.* . . . . . . . . . . .     84,000   1,065,120
                                                            ----------
                                                             4,553,520
                                                            ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                       SHARES/           VALUE
                                                   PRINCIPAL AMOUNT    (NOTE 2)
                                                  ------------------  -----------
SPECIALTY RETAIL - 3.4%
Foot Locker, Inc.. . . . . . . . . . . . . . . .             82,300   $1,090,475
Toys "R" Us, Inc.* . . . . . . . . . . . . . . .            222,000    2,690,640
                                                                   -------------
                                                                       3,781,115
                                                                   -------------

TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Kenneth Cole Productions, Inc. - Class A*. . . .             29,600      576,904
Hampshire Group Ltd.*. . . . . . . . . . . . . .             21,600      644,544
Nautica Enterprises, Inc.* . . . . . . . . . . .             38,700      496,521
The Timberland Co. - Class A*. . . . . . . . . .             13,300      703,038
Wolverine World Wide, Inc. . . . . . . . . . . .             33,600      647,136
                                                                   -------------
                                                                       3,068,143
                                                                   -------------

TOTAL COMMON STOCKS
(Identified Cost $96,183,061). . . . . . . . . .                      98,747,682
                                                                   -------------

SHORT-TERM INVESTMENTS - 12.3%
Dreyfus Treasury Cash Management Fund. . . . . .            827,124      827,124
Fannie Mae Discount Note, 7/2/2003 . . . . . . .  $       4,000,000    3,999,873
Federal Home Loan Bank Discount Note, 7/10/2003.          5,000,000    4,998,725
Freddie Mac Discount Note, 8/14/2003 . . . . . .          4,000,000    3,995,307
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,821,029). . . . . . . . . .                      13,821,029
                                                                   -------------

TOTAL INVESTMENTS - 100.5%
(Identified Cost $110,004,090) . . . . . . . . .                     112,568,711

LIABILITIES, LESS OTHER ASSETS - (0.5%). . . . .                        (584,737)
                                                                   -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . .                   $ 111,983,974
                                                                   =============


*Non-income producing security
ADR - American Depository Receipt



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $110,004,090) (Note 2).  $112,568,711
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       279,807
Foreign currency, at value (cost $2) . . . . . . . . . . . . .             2
Receivable for fund shares sold. . . . . . . . . . . . . . . .       140,545
Receivable for securities sold . . . . . . . . . . . . . . . .       129,910
Dividends receivable . . . . . . . . . . . . . . . . . . . . .       109,793
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        27,113
                                                                -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   113,255,881
                                                                -------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        91,250
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . .        11,713
Accrued fund accounting fees (Note 3). . . . . . . . . . . . .         5,241
Payable for securities purchased . . . . . . . . . . . . . . .     1,134,163
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .        13,733
Payable for fund shares repurchased. . . . . . . . . . . . . .        10,892
Other payables and accrued expenses. . . . . . . . . . . . . .         4,915
                                                                -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .     1,271,907
                                                                -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $111,983,974
                                                                =============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    103,339
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   117,871,593
Undistributed net investment loss. . . . . . . . . . . . . . .        (8,615)
Accumulated net realized loss on investments . . . . . . . . .    (8,548,995)
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . .     2,566,652
                                                                -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $111,983,974
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($111,983,974/10,333,857 shares) . .  $      10.84
                                                                =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $20,371) . . . . .  $   543,001
Interest . . . . . . . . . . . . . . . . . . . . . . . . .       49,999
                                                            ------------
Total Investment Income. . . . . . . . . . . . . . . . . .      593,000
                                                            ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . .      486,225
Transfer agent fees (Note 3) . . . . . . . . . . . . . . .       47,485
Fund accounting fees (Note 3). . . . . . . . . . . . . . .       26,875
Directors' fees (Note 3) . . . . . . . . . . . . . . . . .        3,365
Audit fees . . . . . . . . . . . . . . . . . . . . . . . .       12,820
Custodian fees . . . . . . . . . . . . . . . . . . . . . .       12,675
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .       12,170
                                                            ------------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .      601,615
                                                            ------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . .       (8,615)
                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized loss on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   (2,058,881)
Foreign currency and other assets and liabilities. . . . .       (1,673)
                                                            ------------
                                                             (2,060,554)
                                                            ------------
Net change in unrealized appreciation (depreciation) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   15,750,139
Foreign currency and other assets and liabilities. . . . .        1,836
                                                            ------------
                                                             15,751,975
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .   13,691,421
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .  $13,682,806
                                                            ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX
                                                       MONTHS ENDED      FOR THE
                                                          6/30/03      YEAR ENDED
                                                        (UNAUDITED)     12/31/02
                                                      --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . .  $      (8,615)  $   (289,492)
Net realized loss on investments . . . . . . . . . .     (2,060,554)    (5,126,803)
Net change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . .     15,751,975    (14,308,805)
                                                      --------------  -------------
Net increase (decrease) from operations. . . . . . .     13,682,806    (19,725,100)
                                                      --------------  -------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . .       2,529,050      6,972,325
                                                      --------------  -------------
Net increase (decrease) in net assets. . . . . . . .     16,211,856    (12,752,775)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . .     95,772,118    108,524,893
                                                      --------------  -------------
END OF PERIOD (including undistributed net
investment loss of $8,615 and $0, respectively). . .  $ 111,983,974   $ 95,772,118
                                                      ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS



                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/03                     FOR THE YEARS ENDED
                                                            (UNAUDITED)         12/31/02          12/31/01    12/31/00    12/31/99
                                                         --------------  ---------------------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $        9.52   $              11.49   $   10.57   $   10.53   $    9.64
                                                         --------------  ---------------------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .             - 2                 (0.03)         - 2       0.03        0.07
Net realized and unrealized gain (loss) on investments.           1.32                  (1.94)       2.26        0.90        0.88
                                                         --------------  ---------------------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . . . .           1.32                  (1.97)       2.26        0.93        0.95
                                                         --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .              -                      -          - 2       (0.09)      (0.06)
From net realized gain on investments . . . . . . . . .              -                      -       (1.34)      (0.80)          -
                                                         --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders . . . . . . . . . .              -                      -       (1.34)      (0.89)      (0.06)
                                                         --------------  ---------------------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       10.84   $               9.52   $   11.49   $   10.57   $   10.53
                                                         ==============  =====================  ==========  ==========  ==========
Total return1 . . . . . . . . . . . . . . . . . . . . .          13.87%               (17.15%)      22.05%       9.43%       9.87%

RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . . . .         1.24%3                 1.24%       1.19%       1.14%       1.09%
Net investment income (loss). . . . . . . . . . . . . .       (0.02%)3               (0.28%)       0.01%       0.24%       0.61%

Portfolio turnover. . . . . . . . . . . . . . . . . . .             21%                  70%         88%         56%         92%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $     111,984   $             95,772   $ 108,525   $  94,748   $  91,301
                                                         ==============  =====================  ==========  ==========  ==========



                                                  For the Year Ended
                                                       12/31/98
                                                 -------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $  12.05
                                                        -----------
Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .      0.05
Net realized and unrealized gain (loss) on investments.     (1.77)
                                                        -----------
Total from investment operations. . . . . . . . . . . .     (1.72)
                                                        -----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .         -
From net realized gain on investments . . . . . . . . .     (0.69)
                                                        -----------
Total distributions to shareholders . . . . . . . . . .     (0.69)
                                                        -----------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $   9.64
                                                        ============
Total return1 . . . . . . . . . . . . . . . . . . . . .   (13.59%)

RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . . . .      1.09%
Net investment income (loss). . . . . . . . . . . . . .      0.44%

Portfolio turnover. . . . . . . . . . . . . . . . . . .        81%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $ 99,666
                                                        ============





1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 2Less than $0.01 per share.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1. ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of small companies.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Small Cap Series Class A Common Stock.

2. SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued)
Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3. TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Notes  to  Financial  Statements  (unaudited)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000 per Class, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4. PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $21,770,119 and $18,874,087, respectively.

5. CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Small  Cap  Series  were:

                     FOR THE SIX MONTHS                 FOR THE YEAR
                       ENDED 6/30/03                   ENDED 12/31/02
             -------------------------------------  --------------------------
                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------
Sold. . . .             710,566   $     6,770,307    2,212,981   $ 23,432,645
Repurchased            (441,982)       (4,241,257)  (1,592,517)   (16,460,320)
             -------------------  ----------------  -----------  -------------
Total . . .             268,584   $     2,529,050      620,464   $  6,972,325
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements  (unaudited)

6. FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7. FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

For the year ended December 31, 2002, the Series elected to defer $5,931,087 of capital losses attributable to Post-October losses.

At December 31, 2002, the Series had a capital loss carryover of $482,805, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2010.

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $110,004,090

Unrealized appreciation. . . . . . .  $ 13,793,984
Unrealized depreciation. . . . . . .   (11,229,363)
                                      -------------
Net unrealized appreciation. . . . .  $  2,564,621
                                      =============

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
TECHNOLOGY  SERIES

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

The first half of 2003 has seen a dramatic change in investor expectations for technology companies. We have seen a modest stabilization in the spending patterns of corporations on their information technology ("IT") budgets. The popular expectation is that we will see an upturn in capital expenditures in the hardware, software and services sub-sectors. The stock markets have rallied during the first half of the year, yet we think that there are still pockets of opportunity to make positive returns in the technology universe. The Technology Series performed strong during the first half of the year, both on an absolute basis and in comparison to its benchmark, the S&P 500 Information Technology Index.

Corporate IT spending nearly vanished in 2002, and just about everyone in the technology universe felt the negative impact. The areas affected the worst by the prolonged downturn were the communication equipment vendors, IT services companies and the semiconductor/chip design companies. The last quarter of 2002 and the first half of this year have seen a stabilization of demand from corporations, and that has been reflected in the run of the stock prices from the October lows to date.

We have been actively monitoring the market for undervalued opportunities that have strong business models and fit our fundamental investment strategies. While the overall stock market has done well, the Technology Series has made a concerted effort to be exposed to companies that fit our investment strategies. Our focus on the beneficiaries of technology has enabled us to seek value in companies that use applications of technology to create a competitive advantage. Specific exposure to the semiconductor stocks, certain sub-sectors within software and hardware, and the consumer-driven technology names has helped us in our performance. In addition, our strategies led us to avoid the telecommunication stocks that haven't performed as well as the overall technology sector.

We expect the economy to stabilize and corporations to start spending again, although not at the rapid pace that was prevalent in the late 90s. Accordingly, we have invested in the top names in the semiconductor technologies, consumer technologies and the telecommunication sectors, which we expect to be the primary beneficiaries of the increased spending. Going forward we will continue to monitor and seek to participate in long-term shifts in the development and implementation of technology.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  June  30,  2003 (unaudited)



Exeter Fund, Inc. -
Technology Series

                                   Total Return
                              ----------------------
                 Growth of
Through           $10,000                   Average
6/30/03          Investment    Cumulative   Annual
-------        ------------    ----------  ---------
One Year         $13,155         31.55%      31.55%
Inception1       $ 5,170        -48.30%     -20.37%






Standard & Poor's (S&P)
500 Total Return Index2

                                   Total Return
                              ----------------------
                 Growth of
Through           $10,000                   Average
6/30/03          Investment    Cumulative   Annual
-------        ------------    ----------  ---------
One Year          $10,025         0.25%       0.25%
Inception1        $ 6,863       -31.37%     -12.19%





Standard & Poor's (S&P)
500 Information Technology Index2

                                   Total Return
                              ----------------------
                 Growth of
Through           $10,000                   Average
6/30/03          Investment    Cumulative   Annual
-------        ------------    ----------  ---------
One Year         $10,754          7.54%       7.54%
Inception1       $ 3,213        -67.87%     -32.43%



The  value  of  a  $10,000  investment  in  the  Exeter  Fund,  Inc.  -
Technology Series from its current activation (8/8/00) to present (6/30/03) as compared to the S&P 500 Total Return
Index  and  the  S&P  500  Information Technology  Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.  S&P 500 Total    S&P 500 Information
Date        Technology Series   Return Index    Technology Index
8/8/2000    $           10,000  $ 10,000  $             10,000
12/31/2000               7,160     8,945                 5,972
6/30/2001                6,670     8,347                 5,038
12/31/2001               5,910     7,883                 4,552
6/30/2002                3,930     6,846                 2,988
12/31/2002               3,730     6,142                 2,728
6/30/2003                5,170     6,863                 3,213



1Performance numbers for the Series and Indices are calculated from August 8, 2000, the Series' current activation date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of August 29, 1994 and held the investment through the liquidation date on April 16, 1997, the average annual return would have been 28.23% versus 22.62% for the S&P 500 Total Return Index for the same time period.
2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The S&P 500 Information Technology Index is a capitalization-weighted measure of all the stocks in the S&P 500 Total Return Index that are involved in the business of technology related products and services. Both Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                VALUE
                                                    SHARES     (NOTE 2)
                                                   ---------  ----------
COMMON STOCKS - 94.7%
COMMUNICATIONS EQUIPMENT - 12.7%
Lucent Technologies, Inc.*. . . . . . . . . . . .    203,500  $  413,105
Nortel Networks Corp.* (Canada) (Note 8). . . . .    201,580     544,266
QUALCOMM, Inc.. . . . . . . . . . . . . . . . . .     22,500     804,375
                                                              ----------
                                                               1,761,746
                                                              ----------

COMPUTERS & PERIPHERALS - 2.5%
Electronics for Imaging, Inc.*. . . . . . . . . .     16,800     340,872
                                                              ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 12.1%
CT Communications, Inc. . . . . . . . . . . . . .     62,400     670,800
D&E Communications, Inc.. . . . . . . . . . . . .     44,000     503,800
North Pittsburgh Systems, Inc.. . . . . . . . . .     33,000     497,310
                                                              ----------
                                                               1,671,910
                                                              ----------

ELECTRICAL EQUIPMENT - 4.8%
American Superconductor Corp.*. . . . . . . . . .    110,000     658,900
                                                              ----------

HEALTH CARE PROVIDERS & SERVICES - 3.6%
WebMD Corp.*. . . . . . . . . . . . . . . . . . .     45,700     494,931
                                                              ----------

INDUSTRIAL CONGLOMERATES - 2.6%
Hutchison Whampoa Ltd. - ADR (Hong Kong) (Note 8)     12,000     365,472
                                                              ----------

INTERNET & CATALOG RETAIL - 8.8%
Amazon.com, Inc.* . . . . . . . . . . . . . . . .     33,300   1,215,117
                                                              ----------

MEDIA - 7.3%
AOL Time Warner, Inc.*. . . . . . . . . . . . . .     40,200     646,818
The Walt Disney Co. . . . . . . . . . . . . . . .     18,700     369,325
                                                              ----------
                                                               1,016,143
                                                              ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.5%
Altera Corp.* . . . . . . . . . . . . . . . . . .     22,000     360,800
Brooks Automation, Inc.*. . . . . . . . . . . . .     66,800     757,512
Cymer, Inc.*. . . . . . . . . . . . . . . . . . .     19,000     608,190
OmniVision Technologies, Inc.*. . . . . . . . . .      9,600     299,520
Texas Instruments, Inc. . . . . . . . . . . . . .     30,000     528,000
                                                              ----------
                                                               2,554,022
                                                              ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
3

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                SHARES/          VALUE
                                           PRINCIPAL AMOUNT    (NOTE 2)
                                           -----------------  -----------
SOFTWARE - 21.8%
Activision, Inc.* . . . . . . . . . . . .             58,500  $  755,820
Amdocs Ltd.* (Guernsey) (Note 8). . . . .             67,000   1,608,000
Network Associates, Inc.* . . . . . . . .             42,500     538,900
Trend Micro, Inc. - ADR* (Japan) (Note 8)              7,500     117,000
                                                              ----------
                                                               3,019,720
                                                              ----------

TOTAL COMMON STOCKS
(Identified Cost $10,418,601) . . . . . .                     13,098,833
                                                              ----------

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Treasury Cash Management Fund . .             61,374      61,374
Fannie Mae Discount Note, 7/2/2003. . . .  $         250,000     249,992
                                                              ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $311,366). . . . . . . .                        311,366
                                                              ----------

TOTAL INVESTMENTS - 97.0%
(Identified Cost $10,729,967) . . . . . .                     13,410,199

OTHER ASSETS, LESS LIABILITIES - 3.0% . .                        417,390
                                                              ----------

NET ASSETS - 100% . . . . . . . . . . . .                    $13,827,589
                                                             ===========

*Non-income producing security
ADR - American Depository Receipt



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4



STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $10,729,967) (Note 2)  $ 13,410,199
Receivable for securities sold . . . . . . . . . . . . . . .       440,199
Receivable for fund shares sold. . . . . . . . . . . . . . .        12,097
Dividends receivable . . . . . . . . . . . . . . . . . . . .         5,725
Receivable from investment advisor (Note 3). . . . . . . . .         4,050
                                                              -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .    13,872,270
                                                              -------------
LIABILITIES:

Accrued transfer agent fees (Note 3) . . . . . . . . . . . .        15,084
Accrued fund accounting fees (Note 3). . . . . . . . . . . .         4,794
Audit fees payable . . . . . . . . . . . . . . . . . . . . .        12,872
Payable for fund shares repurchased. . . . . . . . . . . . .         5,460
Other payables and accrued expenses. . . . . . . . . . . . .         6,471
                                                              -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .        44,681
                                                              -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $ 13,827,589
                                                              =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $     26,723
Additional paid-in-capital . . . . . . . . . . . . . . . . .    62,468,471
Undistributed net investment loss. . . . . . . . . . . . . .       (23,623)
Accumulated net realized loss on investments . . . . . . . .   (51,324,214)
Net unrealized appreciation on investments . . . . . . . . .     2,680,232
                                                              -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $ 13,827,589
                                                              =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($13,827,589/2,672,319 shares) . . . . . . .  $       5.17
                                                              =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5



STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $   44,253
Interest. . . . . . . . . . . . . . . . . . . . . . .       2,679
                                                       -----------
Total Investment Income . . . . . . . . . . . . . . .      46,932
                                                       -----------
EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .      58,695
Transfer agent fees (Note 3). . . . . . . . . . . . .      36,735
Fund accounting fees (Note 3) . . . . . . . . . . . .      25,120
Directors' fees (Note 3). . . . . . . . . . . . . . .       3,355
Audit fees. . . . . . . . . . . . . . . . . . . . . .      11,035
Custodian fees. . . . . . . . . . . . . . . . . . . .       2,320
Miscellaneous . . . . . . . . . . . . . . . . . . . .       6,255
                                                       -----------
Total Expenses. . . . . . . . . . . . . . . . . . . .     143,515
Less reduction of expenses (Note 3) . . . . . . . . .     (72,960)
                                                       -----------
Net Expenses. . . . . . . . . . . . . . . . . . . . .      70,555
                                                       -----------
NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .     (23,623)
                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .     490,659
Net change in unrealized depreciation on investments.   3,452,102
                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .   3,942,761
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $3,919,138
                                                       ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6



STATEMENTS OF CHANGES IN NET ASSETS



                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/03       YEAR ENDED
                                                          (UNAUDITED)     12/31/02
                                                        --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . . .  $     (23,623)  $   (224,472)
Net realized gain (loss) on investments. . . . . . . .        490,659    (30,800,368)
Net change in unrealized depreciation on
investments. . . . . . . . . . . . . . . . . . . . . .      3,452,102      6,037,556
                                                        --------------  -------------
Net increase (decrease) from operations. . . . . . . .      3,919,138    (24,987,284)
                                                        --------------  -------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net decrease from capital share transactions (Note 6).       (269,596)   (17,905,776)
                                                        --------------  -------------
Net increase (decrease) in net assets. . . . . . . . .      3,649,542    (42,893,060)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     10,178,047     53,071,107
                                                        --------------  -------------
END OF PERIOD (including undistributed net investment
loss of $23,623 and $0, respectively). . . . . . . . .  $  13,827,589   $ 10,178,047
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7



FINANCIAL HIGHLIGHTS



                                               FOR THE SIX
                                               MONTHS ENDED           FOR THE YEARS ENDED           FOR THE PERIOD
                                                 6/30/03                                               8/8/00 1 TO
                                                (UNAUDITED)         12/31/02            12/31/01        12/31/00
                                              --------------  ---------------------  ----------------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $        3.73   $               5.91   $          7.16   $   10.00
                                              --------------  ---------------------  ----------------  ----------

Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . .          (0.01)               (0.03)4             (0.03)      (0.02)
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           1.45                  (2.15)            (1.22)      (2.82)
                                              --------------  ---------------------  ----------------  ----------
Total from investment operations . . . . . .           1.44                  (2.18)            (1.25)      (2.84)
                                              --------------  ---------------------  ----------------  ----------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $        5.17   $               3.73   $          5.91   $    7.16
                                              ==============  =====================  ================  ==========


Total return2. . . . . . . . . . . . . . . .          38.61%               (36.89%)          (17.46%)    (28.40%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .         1.20%3                   1.20%             1.20%     1.18%3
Net investment loss. . . . . . . . . . . . .       (0.40%)3                 (0.71%)           (0.49%)   (0.71%)3

Portfolio turnover . . . . . . . . . . . . .             49%                   137%               63%         13%
NET ASSETS - END OF PERIOD (000'S OMITTED) .  $      13,828   $             10,178   $        53,071   $  66,624
                                              ==============  =====================  ================  ==========




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




1.24%3  0.41%  0.11%    N/A


1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.
4For presentation purposes, the net investment income per share has been calculated based on average shares outstanding during the period. Amounts shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of purchases and redemptions of series shares.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to employees and advisory clients of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Technology Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

OPTION  CONTRACTS
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the "exercise price") at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a "covered basis." This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Notes  to  Financial  Statements  (unaudited)

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2004, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $58,695 and assumed expenses amounting to $14,265 for the six months ended June 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements  (unaudited)

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $5,917,528 and $5,425,375, respectively.

5.  PUT  OPTONS  WRITTEN

A summary of obligations for written option contracts for the six months ended June 30, 2003 is as follows:



                                       Number of             Premiums
                                       Contracts             Received
                                  --------------------  -------------------
Balance at December 31, 2002 . .                    -   $                -
Options entered into during 2003                 (220)             (30,360)
Options expired during 2003. . .                    -                    -
Options exercised during 2003. .                    -                    -
Options closed during 2003 . . .                  220               30,360
                                  --------------------  -------------------
Balance at June 30, 2003 . . . .                    -   $                -
                                  ====================  ===================



6.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Technology  Series  were:




                  FOR THE SIX MONTHS               FOR THE YEAR
                    ENDED 6/30/03                 ENDED 12/31/02
                --------------------------  ----------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT
                -----------  -------------  --------------  ------------
Sold. . . .       147,551    $    632,746    2,319,968     $ 11,055,673
Repurchased      (201,410)       (902,342)  (8,566,705)     (28,961,449)
                -----------  -------------  -------------- -------------
Total . . .       (53,859)   $   (269,596)  (6,246,737)    $(17,905,776)
             =============  ==============  ===========    =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements  (unaudited)

7.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

8.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

9.  TECHNOLOGY  SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a Series that is more diversified.

10. FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

For the year ended December 31, 2002, the Series elected to defer $136,208 of capital losses attributable to Post-October losses.

At December 31, 2002, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



Loss Carryover       Expiration Date
---------------    -----------------

$     1,552,318    December 31, 2008
$    10,047,586    December 31, 2009
$    36,793,969    December 31, 2010



At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $10,729,967

Unrealized appreciation. . . . . . .  $ 2,999,982
Unrealized depreciation. . . . . . .     (319,750)
                                      ------------
Net unrealized appreciation. . . . .  $ 2,680,232
                                      ============

[This  page  intentionally  left  blank]

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
INTERNATIONAL  SERIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

In managing the International Series, we seek to identify broad themes or economic trends and invest accordingly. Our analysis focuses both on the countries in which we are currently invested and in other areas of the world that may hold opportunities for the Series. Since the Series' inception in August of 1992, the International Series has been predominately invested in Western European countries. At this time, we also hold smaller positions in Latin America, Eastern Europe, and Asia.

We remain bullish on the prospects for Western Europe. Equity valuations there remain attractive by both historical and relative standards. With the large twin deficits in the U.S., the current account and the budget, we expect the euro to remain strong over the next few years, and to give a boost to returns. The consumers and businesses are less indebted than those in the U.S., meaning there is greater scope for growth in consumer spending and capital investment. The protracted period of weak global growth has led to rising unemployment, which has created broad-based awareness and support for the implementation of necessary structural reforms.

Across Europe, we are seeing the initial stages of a public backlash against the inaction of policymakers. Going forward, we believe this will allow for a further acceleration of reform, allowing continental Europe to further narrow its competitiveness gap with the U.S. We expect this positive momentum to drive greater economic and earnings growth, which should lead to the relative outperformance of regional equities. The Series' holdings in Germany have done particularly well recently, as the market has begun to acknowledge the reform progress that only months ago was dismissed as highly unlikely.

The Series' performance was also boosted by the ongoing recovery in Latin America. The holdings in Argentina, Brazil, and Mexico rose strongly as the regional risk premium has rapidly shrunk. The main reason is improved governance in Brazil and Argentina. In Brazil, President Lula is pushing through reforms to social security, the tax system, bankruptcy, and central bank independence that should make the finances of the government more sustainable, as well as have positive effects on economic growth. In Argentina, the elections have passed and there has been continued progress towards a return to normality. However, the recent implementation of capital controls is just one of several indications that the current administration is not pro-market and thus the Series was exiting its Argentine position at the end of the first half of the year, following a very strong run.

In Eastern Europe, the Series remains invested in Hungary and Poland. Both countries continued to make progress towards European Union membership with successful referendums in the past few months. These stocks have done well as interest rates have continued to converge with Western Europe as a natural part of the accession process. This, along with continued structural reforms and greater integration with Western Europe, has led to appreciation of equities in the region.

The Series added positions in Asian airlines and hotels in late April as, in our view, the stocks were trading at extremely depressed levels. Travel-related equities within the region had been hit by the loss of travel volumes following the 9/11 tragedy and the global downturn. This was further compounded by SARS, which saw travel into Asia come to a grinding halt. The stocks have since rebounded nicely to their pre-SARS levels as investors have focused less on these one-time negatives and more on the long-term positives, such as increased travel throughout the region, particularly from China, and the airlines' revenues from cargo.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

<graphic>
<pie  chart>



Portfolio Allocation by Country* - As of June 30, 2003

Argentina. . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.5%
Australia. . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.6%
Bermuda. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.1%
Brazil . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.2%
France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26.8%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23.1%
Hong Kong. . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.9%
Hungary. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.1%
Italy. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.8%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.8%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   2.9%
Poland . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.0%
Singapore. . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.5%
Spain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.4%
Cash, short-term investments, and other assets, less liabilities  12.3%


*As a percentage of net assets.

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.
International Series
                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                 Average
6/30/03           Investment  Cumulative  Annual
---------        -----------  ----------  -------
One Year          $ 9,994       -0.06%     -0.06%
Five Year         $ 9,543       -4.57%     -0.93%
Ten Year          $19,975       99.75%      7.16%
Inception1        $22,229      122.29%      7.64%





Standard & Poor's (S&P)
500 Total Return Index2
                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                 Average
6/30/03           Investment  Cumulative  Annual
---------        -----------  ----------  -------
One Year           $10,025        0.25%     0.25%
Five Year          $ 9,221       -7.79%    -1.61%
Ten Year           $26,019      160.19%    10.03%
Inception1         $29,036      190.36%    10.32%





Morgan Stanley Capital International (MSCI)
All Country World Index Free ex U.S.2

                                 Total Return
                              --------------------
                 Growth of
Through           $10,000                 Average
6/30/03           Investment  Cumulative  Annual
---------        -----------  ----------  -------
One Year           $ 9,581      -4.19%     -4.19%
Five Year          $ 8,672     -13.28%     -2.81%
Ten Year           $13,635      36.35%      3.15%
Inception1         $15,873      58.73%      4.36%



The value of a $10,000 investment in the Exeter Fund, Inc. - International Series from its inception (8/27/92) to present (6/30/03) as compared to the S&P 500 Total Return Index and the MSCI All Country World Index Free ex U.S.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.   S&P 500 Total        MSCI All Country
Date        International Series  Return Index      World Index Free ex U.S.
8/27/1992   $              10,000  $ 10,000  $                  10,000
12/31/1992                 10,598    10,643                      9,495
12/31/1993                 13,359    11,709                     12,809
12/31/1994                 11,425    11,868                     13,659
12/31/1995                 11,898    16,312                     15,016
12/31/1996                 14,557    20,052                     16,019
12/31/1997                 18,589    26,959                     16,346
12/31/1998                 22,983    34,398                     18,710
12/31/1999                 29,289    41,634                     24,492
12/31/2000                 28,403    37,845                     20,797
12/31/2001                 22,585    33,350                     16,743
12/31/2002                 19,356    25,982                     14,287
6/30/2003                  22,229    29,036                     15,873



1Performance numbers for the Series and the S&P 500 Total Return Index are calculated from August 27, 1992, the Series' inception date. Prior to 2001, the MSCI All Country World Index Free ex U.S. only published month-end numbers; therefore, performance numbers for the Index are calculated from August 31, 1992. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The MSCI All Country World
Index Free ex U.S. is a free float adjusted market capitalization-weighted measure of the total return of 1,741 companies listed on the stock exchanges of 48 countries. The Index is denominated in U.S. Dollars. Both Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                               VALUE
                                                   SHARES     (NOTE 2)
                                                  ---------  ----------
COMMON STOCKS - 87.68%
ARGENTINA - 0.44%

COMMERCIAL BANKS - 0.14%
BBVA Banco Frances S.A. - ADR* . . . . . . . . .     24,000  $  147,360
                                                             ----------
GAS UTILITIES - 0.30%
Transportadora de Gas del Sur S.A. (TGS) - ADR*.     95,300     298,289
                                                             ----------
TOTAL ARGENTINA
(Identified Cost $294,841) . . . . . . . . . . .                445,649
                                                             ----------
AUSTRALIA - 0.55%

AIRLINES - 0.55%
Qantas Airways Ltd.
(Identified Cost $470,365) . . . . . . . . . . .    250,000     548,256
                                                             ----------
BERMUDA - 0.10%

HOTELS, RESTAURANTS & LEISURE - 0.10%
Mandarin Oriental International Ltd.*. . . . . .    254,000     104,140
(Identified Cost $88,763)                                    ----------


BRAZIL - 1.24%

OIL & GAS - 0.61%
Petroleo Brasileiro S.A. (Petrobras) - ADR . . .     34,700     616,272
                                                             ----------

PAPER & FOREST PRODUCTS - 0.63%
Aracruz Celulose S.A. - ADR. . . . . . . . . . .     30,000     631,800
                                                             ----------

TOTAL BRAZIL
(Identified Cost $1,255,421) . . . . . . . . . .              1,248,072
                                                             ----------
FRANCE - 26.82%

AUTO COMPONENTS - 0.33%
Michelin (CGDE) - B. . . . . . . . . . . . . . .      8,413     328,476
                                                             ----------
AUTOMOBILES - 0.60%
PSA Peugeot Citroen. . . . . . . . . . . . . . .     12,435     604,033
                                                             ----------
CHEMICALS - 1.64%
L'Air Liquide S.A. . . . . . . . . . . . . . . .     11,144   1,652,120
                                                             ----------
COMMERCIAL BANKS - 4.02%
BNP Paribas S.A. . . . . . . . . . . . . . . . .     46,694   2,372,732
Societe Generale . . . . . . . . . . . . . . . .     26,312   1,667,889
                                                             ----------
                                                              4,040,621
                                                             ----------

COMMUNICATIONS EQUIPMENT - 0.72%
Alcatel S.A.*. . . . . . . . . . . . . . . . . .     80,100     722,065
                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  ----------
FRANCE (continued)
CONSTRUCTION MATERIALS - 0.45%
Lafarge S.A. . . . . . . . . . . . . . . . . . .  7,327  $  429,112
Lafarge S.A. - Rights. . . . . . . . . . . . . .  7,327      19,773
                                                         ----------
                                                            448,885
                                                         ----------
ELECTRICAL EQUIPMENT - 0.32%
Schneider Electric S.A.. . . . . . . . . . . . .  6,795     319,456
                                                         ----------
FOOD & STAPLES RETAILING - 2.35%
Carrefour S.A.. . . . . . . . .. . . . . . . . . 38,832   1,903,218
Casino Guichard-Perrachon S.A.*. . . . . . . . .  5,825     454,861
                                                         ----------
                                                          2,358,079
                                                         ----------
FOOD PRODUCTS - 1.10%
Groupe Danone. . . . . . . . . . . . . . . . . .  7,988   1,105,349
                                                         ----------
INSURANCE - 1.70%
Axa . . . . . . . . . . . . . . . . . . . . . . 110,292   1,711,093
                                                         ----------
MEDIA - 0.52%
Vivendi Universal S.A.* .  . . . . . . . . . . . 28,650     521,469
                                                         ----------
MULTI-UTILITIES & UNREGULATED POWER - 0.69%
Suez S.A. . . . . . . . . . . . . . . . . . . . .43,340     689,805
                                                         ----------
OIL & GAS - 3.40%
Total S.A.. . . . . . . . . . . . . . . . . . . .22,587   3,413,412
                                                         ----------
PERSONAL PRODUCTS - 3.92%
Clarins S.A.. . . . . . . . . . . . . . . . . . .23,000   1,078,404
L'Oreal S.A.. . . . . . . . . . . . . . . . . . .40,630   2,864,768
                                                         ----------
                                                          3,943,172
                                                         ----------

PHARMACEUTICALS - 3.47%
Aventis S.A.. . . . . . . . . . . . . . . . . . .25,300   1,391,942
Sanofi-Synthelabo S.A.. . . . . . . . . . . . . .35,745   2,093,436
                                                         ----------
                                                          3,485,378
                                                         ----------
TEXTILES, APPAREL & LUXURY GOODS - 1.59%
LVMH S.A. (Louis Vuitton Moet Hennessy) . . . . .32,320   1,602,983
                                                         ----------
TOTAL FRANCE
(Identified Cost $15,627,456) . . . . . . . . . .        26,946,396
                                                         ----------

GERMANY - 23.11%

AIRLINES - 0.28%
Deutsche Lufthansa AG . . . . . . . . . . . . . .23,700     276,786
                                                         ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                 VALUE
                                                    SHARES     (NOTE 2)
                                                  ----------  -----------
GERMANY (continued)
AUTOMOBILES - 2.69%
Bayerische Motoren Werke AG (BMW). . . . . . . .      20,000  $  768,246
Volkswagen AG. . . . . . . . . . . . . . . . . .      46,000   1,933,362
                                                              ----------
                                                               2,701,608
                                                              ----------
CAPITAL MARKETS - 2.35%
Deutsche Bank AG . . . . . . . . . . . . . . . .      36,500   2,357,706
                                                              ----------
CHEMICALS - 3.13%
Bayer AG . . . . . . . . . . . . . . . . . . . .      83,750   1,933,104
Degussa AG . . . . . . . . . . . . . . . . . . .      17,900     516,148
Linde AG . . . . . . . . . . . . . . . . . . . .      19,000     700,379
                                                              ----------
                                                               3,149,631
                                                              ----------
COMMERCIAL BANKS - 0.81%
Bayerische Hypo-und Vereinsbank AG (HVB Group)*.      49,730     816,636
                                                              ----------
CONSTRUCTION & ENGINEERING - 0.71%
Hochtief AG. . . . . . . . . . . . . . . . . . .      44,500     714,911
                                                              ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.06%
Deutsche Telekom AG* . . . . . . . . . . . . . .      70,000   1,065,899
                                                              -----------
ELECTRIC UTILITIES - 2.78%
E.ON AG. . . . . . . . . . . . . . . . . . . . .      54,537   2,796,321
                                                              ----------
FOOD & STAPLES RETAILING - 0.82%
Metro AG . . . . . . . . . . . . . . . . . . . .      26,000     827,340
                                                              ----------
IT SERVICES - 2.40%
SAP AG . . . . . . . . . . . . . . . . . . . . .      20,550   2,407,056
                                                              ----------
INDUSTRIAL CONGLOMERATES - 2.72%
Siemens AG . . . . . . . . . . . . . . . . . . .      55,725   2,729,250
                                                              ----------
INSURANCE - 1.05%
Allianz AG . . . . . . . . . . . . . . . . . . .      12,720   1,053,166
                                                              ----------
MACHINERY - 0.24%
MAN AG . . . . . . . . . . . . . . . . . . . . .      14,520     244,775
                                                              ----------
MULTI-UTILITIES & UNREGULATED POWER - 1.14%
RWE AG . . . . . . . . . . . . . . . . . . . . .      37,905   1,144,792
                                                              ----------
MULTILINE RETAIL - 0.93%
KarstadtQuelle AG. . . . . . . . . . . . . . . .      44,000     929,704
                                                              ----------

TOTAL GERMANY
(Identified Cost $19,409,100). . . . . . . . . .              23,215,581
                                                              ----------

HONG KONG - 0.93%

AIRLINES - 0.52%
Cathay Pacific Airways Ltd.. . . . . . . . . . .     392,000     527,817
                                                              ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                              VALUE
                                                  SHARES     (NOTE 2)
                                                ----------  ----------
HONG KONG (continued)

HOTELS, RESTAURANTS & LEISURE - 0.41%
The Hongkong & Shanghai Hotels Ltd.. . . . . .     876,000  $ 395,979
Shangri-La Asia Ltd. . . . . . . . . . . . . .      20,000     12,695
                                                           ----------
                                                              408,674
                                                           ----------
TOTAL HONG KONG
(Identified Cost $842,755) . . . . . . . . . .                936,491
                                                           ----------
HUNGARY - 4.07%

COMMERCIAL BANKS - 1.21%
OTP Bank Rt.*. . . . . . . . . . . . . . . . .     126,000  1,217,260
                                                           ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.80%
Magyar Tavkozlesi Rt. (Matav). . . . . . . . .     234,000    800,302
                                                           ----------

PHARMACEUTICALS - 2.06%
EGIS Rt. . . . . . . . . . . . . . . . . . . .      36,000  1,226,576
Gedeon Richter Rt.*. . . . . . . . . . . . . .      11,900    839,387
                                                           ----------
                                                            2,065,963
                                                           ----------
TOTAL HUNGARY
(Identified Cost $4,726,215) . . . . . . . . .              4,083,525
                                                           ----------

ITALY - 14.77%

COMMERCIAL BANKS - 3.87%
Banca Intesa S.p.A.. . . . . . . . . . . . . .     485,638  1,553,146
UniCredito Italiano S.p.A. . . . . . . . . . .     489,000  2,330,404
                                                           ----------
                                                            3,883,550
                                                           ----------

CONSTRUCTION MATERIALS - 0.49%
Italcementi S.p.A. . . . . . . . . . . . . . .      43,264    492,848
                                                           ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.65%
Telecom Italia S.p.A.. . . . . . . . . . . . .     294,445  2,664,432
                                                           ----------

ELECTRICAL EQUIPMENT - 0.16%
Pirelli S.p.A.*. . . . . . . . . . . . . . . .     160,000    162,055
                                                           ----------

INSURANCE - 1.98%
Assicurazioni Generali S.p.A.. . . . . . . . .      85,804  1,988,396
                                                           ----------

MEDIA - 0.01%
Seat Pagine Gialle S.p.A.* . . . . . . . . . .      16,488     11,455
                                                           ----------

OIL & GAS - 3.31%
Eni S.p.A. . . . . . . . . . . . . . . . . . .     219,554  3,320,484
                                                           ----------

WIRELESS TELECOMMUNICATION SERVICES - 2.30%
Telecom Italia Mobile S.p.A. (T.I.M.). . . . .     470,000  2,315,418
                                                           ----------

TOTAL ITALY
(Identified Cost $8,139,772) . . . . . . . . .             14,838,638
                                                           ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                               VALUE
                                                   SHARES     (NOTE 2)
                                                  ---------  -----------
MEXICO - 0.83%

HOUSEHOLD PRODUCTS - 0.83%
Kimberly-Clark de Mexico S.A. de C.V. - ADR
(Identified Cost $939,631) . . . . . . . . . .       61,875  $  831,012
                                                             ----------
NETHERLANDS - 2.88%

CHEMICALS - 0.57%
Akzo Nobel N.V.. . . . . . . . . . . . . . . . .     21,700     575,135
                                                             ----------

DIVERSIFIED FINANCIAL SERVICES - 0.50%
ING Groep N.V. . . . . . . . . . . . . . . . . .     28,700     498,649
                                                             ----------

FOOD & STAPLES RETAILING - 0.92%
Koninklijke Ahold N.V. . . . . . . . . . . . . .    111,000     921,585
                                                             ----------

MEDIA - 0.89%
VNU N.V. . . . . . . . . . . . . . . . . . . . .     15,800     486,802
Wolters Kluwer N.V.. . . . . . . . . . . . . . .     33,800     407,550
                                                             ----------
                                                                894,352
                                                             ----------

TOTAL NETHERLANDS
(Identified Cost $2,221,730) . . . . . . . . . .              2,889,721
                                                             ----------

POLAND - 2.98%

BEVERAGES - 0.64%
Browary Zywiec S.A.. . . . . . . . . . . . . . .      6,800     643,654
                                                             ----------

COMMERCIAL BANKS - 1.83%
Bank Pekao S.A.. . . . . . . . . . . . . . . . .     58,650   1,517,464
Bank Zachodni WBK S.A. . . . . . . . . . . . . .     18,604     319,785
                                                             ----------
                                                              1,837,249
                                                             ----------

MEDIA - 0.51%
Agora S.A.*. . . . . . . . . . . . . . . . . . .     43,000     507,807
                                                             ----------

TOTAL POLAND
(Identified Cost $2,278,169) . . . . . . . . . .              2,988,710
                                                             ----------

SINGAPORE - 0.52%

AIRLINES - 0.52%
Singapore Airlines Ltd.
(Identified Cost $464,380) . . . . . . . . . . .     89,000     525,611
                                                             ----------

SPAIN - 8.44%

COMMERCIAL BANKS - 2.54%
Banco Bilbao Vizcaya Argentaria S.A. . . . . . .    119,066   1,251,075
Banco Santander Central Hispano S.A. . . . . . .    148,527   1,301,380
                                                             ----------
                                                              2,552,455
                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                  SHARES/          VALUE
                                              PRINCIPAL AMOUNT    (NOTE 2)
                                              ----------------    -----------
SPAIN (continued)
CONSTRUCTION & ENGINEERING - 0.82%
Fomento de Construcciones y Contratas S.A. (FCC)     18,216      $   508,943
Grupo Dragados S.A.. . . . . . . . . . . . . . .     15,597          313,977
                                                                  ----------
                                                                     822,920
                                                                  ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.58%
Telefonica S.A.* . . . . . . . . . . . . . . . .    136,617        1,586,099
                                                                  ----------
ELECTRIC UTILITIES - 2.13%
Endesa S.A.. . . . . . . . . . . . . . . . . . .     70,100        1,173,680
Iberdrola S.A. . . . . . . . . . . . . . . . . .     30,612          530,112
Union Fenosa S.A.. . . . . . . . . . . . . . . .     26,063          441,459
                                                                  ----------
                                                                   2,145,251
                                                                  ----------

GAS UTILITIES - 0.30%
Gas Natural SDG S.A. . . . . . . . . . . . . . .     14,983          301,100
                                                                  ----------

TOBACCO - 0.54%
Altadis S.A. . . . . . . . . . . . . . . . . . .     21,330          539,610
                                                                  ----------

TRANSPORTATION INFRASTRUCTURE - 0.53%
Abertis Infraestructuras S.A.. . . . . . . . . .     38,113          532,645
                                                                  ----------

TOTAL SPAIN
(Identified Cost $3,361,716) . . . . . . . . . .                   8,480,080
                                                                  ----------

TOTAL COMMON STOCKS
(Identified Cost $60,120,314). . . . . . . . . .                  88,081,882
                                                                  ----------

SHORT-TERM INVESTMENTS - 9.05%
Dreyfus Treasury Cash Management Fund. . . . . .  3,095,910        3,095,910
Fannie Mae Discount Note, 7/2/2003 . . . . . . . $4,000,000        3,999,873
Federal Home Loan Bank Discount Note, 7/10/2003.  2,000,000        1,999,490
                                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,095,273) . . . . . . . . . .                   9,095,273
                                                                  ----------

TOTAL INVESTMENTS - 96.73%
(Identified Cost $69,215,587). . . . . . . . . .                  97,177,155

OTHER ASSETS, LESS LIABILITIES - 3.27%                             3,282,630
                                                                  ----------

NET ASSETS - 100%. . . . . . . . . . . . . . . .                $100,459,785
                                                                ============


*Non-income producing security
ADR - American Depository Receipt




The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)





INDUSTRY CONCENTRATION (AS A PERCENTAGE OF NET ASSETS):
-------------------------------------------------------
Airlines. . . . . . . . . . . . . . . . . . . . . . . .           1.87%
Auto Components . . . . . . . . . . . . . . . . . . . .           0.33%
Automobiles . . . . . . . . . . . . . . . . . . . . . .           3.29%
Beverages . . . . . . . . . . . . . . . . . . . . . . .           0.64%
Capital Markets . . . . . . . . . . . . . . . . . . . .           2.35%
Chemicals . . . . . . . . . . . . . . . . . . . . . . .           5.34%
Commercial Banks. . . . . . . . . . . . . . . . . . . .          14.42%
Communications Equipment. . . . . . . . . . . . . . . .           0.72%
Construction & Engineering. . . . . . . . . . . . . . .           1.53%
Construction Materials. . . . . . . . . . . . . . . . .           0.94%
Diversified Financial Services. . . . . . . . . . . . .           0.50%
Diversified Telecommunication Services. . . . . . . . .           6.09%
Electric Utilities. . . . . . . . . . . . . . . . . . .           4.91%
Electrical Equipment. . . . . . . . . . . . . . . . . .           0.48%
Food & Staples Retailing. . . . . . . . . . . . . . . .           4.09%
Food Products . . . . . . . . . . . . . . . . . . . . .           1.10%
Gas Utilities . . . . . . . . . . . . . . . . . . . . .           0.60%
Hotels, Restaurants & Leisure . . . . . . . . . . . . .           0.51%
Household Products. . . . . . . . . . . . . . . . . . .           0.83%
IT Services . . . . . . . . . . . . . . . . . . . . . .           2.40%
Industrial Conglomerates. . . . . . . . . . . . . . . .           2.72%
Insurance . . . . . . . . . . . . . . . . . . . . . . .           4.73%
Machinery . . . . . . . . . . . . . . . . . . . . . . .           0.24%
Media . . . . . . . . . . . . . . . . . . . . . . . . .           1.93%
Multi-Utilities & Unregulated Power . . . . . . . . . .           1.83%
Multiline Retail. . . . . . . . . . . . . . . . . . . .           0.93%
Oil & Gas . . . . . . . . . . . . . . . . . . . . . . .           7.32%
Paper & Forest Products . . . . . . . . . . . . . . . .           0.63%
Personal Products . . . . . . . . . . . . . . . . . . .           3.92%
Pharmaceuticals . . . . . . . . . . . . . . . . . . . .           5.53%
Textiles, Apparel & Luxury Goods. . . . . . . . . . . .           1.59%
Tobacco . . . . . . . . . . . . . . . . . . . . . . . .           0.54%
Transportation Infrastructure . . . . . . . . . . . . .           0.53%
Wireless Telecommunication Services . . . . . . . . . .           2.30%
                                                         --------------
TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . .          87.68%
                                                         ==============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
10



STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $69,215,587) (Note 2) .  $ 97,177,155
Foreign currency, at value (cost $217,727) . . . . . . . . . .       218,493
Receivable for securities sold . . . . . . . . . . . . . . . .     2,851,537
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .       155,587
Receivable for fund shares sold. . . . . . . . . . . . . . . .       147,965
Dividends receivable . . . . . . . . . . . . . . . . . . . . .        37,112
                                                                -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   100,587,849
                                                                -------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        83,720
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . .         8,645
Accrued fund accounting fees (Note 3). . . . . . . . . . . . .         4,652
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .        16,636
Payable for fund shares repurchased. . . . . . . . . . . . . .        10,743
Other payables and accrued expenses. . . . . . . . . . . . . .         3,668
                                                                -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .       128,064
                                                                -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $100,459,785
                                                                =============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    131,110
Additional paid-in-capital . . . . . . . . . . . . . . . . . .    71,164,799
Undistributed net investment income. . . . . . . . . . . . . .     1,267,147
Accumulated net realized loss on investments . . . . . . . . .       (67,770)
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . .    27,964,499
                                                                -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $100,459,785
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($100,459,785/13,110,979 shares) . . . . . . .  $       7.66
                                                                =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
11



STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $265,058). . . . .  $ 1,778,081
Interest . . . . . . . . . . . . . . . . . . . . . . . . .       51,019
                                                            ------------
Total Investment Income. . . . . . . . . . . . . . . . . .    1,829,100
                                                            ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . .      430,285
Transfer agent fees (Note 3) . . . . . . . . . . . . . . .       41,960
Fund accounting fees (Note 3). . . . . . . . . . . . . . .       29,300
Directors' fees (Note 3) . . . . . . . . . . . . . . . . .        3,365
Custodian fees . . . . . . . . . . . . . . . . . . . . . .       33,120
Audit fees . . . . . . . . . . . . . . . . . . . . . . . .       14,382
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .       10,807
                                                            ------------
Total Expenses . . . . . . . . . . . . . . . . . . . . . .      563,219
                                                            ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .    1,265,881
                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .      499,178
Foreign currency and other assets and liabilities. . . . .       23,562
                                                            ------------
                                                                522,740
                                                            ------------
Net change in unrealized appreciation (depreciation) on -
Investments. . . . . . . . . . . . . . . . . . . . . . . .   11,351,385
Foreign currency and other assets and liabilities. . . . .       (3,679)
                                                            ------------
                                                             11,347,706
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .   11,870,446
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .  $13,136,327
                                                            ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
12



STATEMENTS OF CHANGES IN NET ASSETS


                                                         FOR THE SIX
                                                        MONTHS ENDED      FOR THE
                                                           6/30/03      YEAR ENDED
                                                         (UNAUDITED)     12/31/02
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $   1,265,881  $    811,455
Net realized gain (loss) on investments. . . . . . . .        522,740      (137,744)
Net change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . .     11,347,706   (13,948,881)
                                                        -------------  -------------
Net increase (decrease) from operations. . . . . . . .     13,136,327   (13,275,170)
                                                        -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .              -      (814,902)
From net realized gain on investments. . . . . . . . .              -      (300,163)
                                                        -------------  -------------
Total distributions to shareholders. . . . . . . . . .              -    (1,115,065)
                                                        -------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .      6,378,601    11,210,851
                                                        -------------  -------------
Net increase (decrease) in net assets. . . . . . . . .     19,514,928    (3,179,384)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     80,944,857    84,124,241
                                                        -------------  -------------
END OF PERIOD (including undistributed net investment
income of $1,267,147 and $1,266, respectively) . . . .  $ 100,459,785  $ 80,944,857
                                                        =============  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.
13



FINANCIAL HIGHLIGHTS


                                               FOR THE SIX
                                               MONTHS ENDED
                                                6/30/03                           FOR THE YEARS ENDED
                                               (UNAUDITED)          12/31/02         12/31/01     12/31/00    12/31/99    12/31/98
                                              --------------  ---------------------  ----------  ----------  ----------   ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $        6.67   $               7.89   $   10.40   $   17.43   $   15.57   $  13.08
                                              --------------  ---------------------  ----------  ----------  ----------   ---------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.10                   0.07        0.05        0.04        0.11       0.10
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.89                  (1.20)      (2.18)      (0.83)       4.03       2.95
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
Total from investment operations . . . . . .           0.99                  (1.13)      (2.13)      (0.79)       4.14       3.05
                                              --------------  ---------------------  ----------  ----------  ----------   ---------
Less distributions to shareholders:
From net investment income . . . . . . . . .              -                  (0.07)      (0.05)      (0.03)      (0.12)     (0.11)
From net realized gain on investments. . . .              -                  (0.02)      (0.33)      (6.21)      (2.16)     (0.45)
                                              --------------  ---------------------  ----------  ----------  ----------   ---------
Total distributions to shareholders. . . . .              -                  (0.09)      (0.38)      (6.24)      (2.28)     (0.56)
                                              --------------  ---------------------  ----------  ----------  ----------   ---------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $        7.66   $               6.67   $    7.89   $   10.40   $   17.43   $  15.57
                                              ==============  =====================  ==========  ==========  ==========  =========
Total return1. . . . . . . . . . . . . . . .          14.84%               (14.30%)    (20.48%)     (3.03%)      27.44%     23.63%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         1.31%2                   1.32%       1.28%       1.19%       1.12%      1.12%
Net investment income. . . . . . . . . . . .         2.94%2                   0.96%       0.54%       0.28%       0.52%      0.59%

Portfolio turnover . . . . . . . . . . . . .              6%                     5%          6%          3%          4%         0%

NET ASSETS - END OF PERIOD (000's omitted) .  $     100,460   $             80,945   $  84,124   $ 119,132   $ 160,670   $199,259
                                              ==============  =====================  ==========  ==========  ==========  =========



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
14

Notes  to  Financial  Statements (unaudited)

1.  ORGANIZATION

International Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Shares of the Series are offered to investors, clients and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as International Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor,

Notes to Financial Statements (unaudited) acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $12,423,519 and $4,508,296, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  International  Series  were:



                        For the Six Months                 For the Year
                          Ended 6/30/03                   Ended 12/31/02
             -------------------------------------  ------------------------
                   Shares              Amount         Shares       Amount
             -------------------  ----------------  ----------  ------------
Sold. . . .           1,492,986   $     9,974,211   2,254,721   $16,733,857
Reinvested.                   -                 -     163,067     1,094,179
Repurchased            (524,789)       (3,595,610)   (937,971)   (6,617,185)
             -------------------  ----------------  ----------  ------------
Total . . .             968,197   $     6,378,601   1,479,817   $11,210,851
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

Notes  to  Financial  Statements  (unaudited)

8.   FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2002 were as follows:



Ordinary income . . . .  $815,187
Long-term capital gains   299,878



For the year ended December 31, 2002, the Series elected to defer $442,620 of capital losses attributable to Post-October losses.

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes      $69,215,587

Unrealized appreciation                   $34,086,731
Unrealized depreciation                    (6,125,163)
                                         ------------
Net unrealized appreciation               $27,961,568
                                         ============

18

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
WORLD  OPPORTUNITIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The World Opportunities Series ended the first half of the year with a solid return. Although it underperformed its benchmarks, the MSCI World Index and the MSCI All Country World Index Free ex U.S. for the first half of the year, longer-term the Series continues to outperform both benchmarks.

In managing the Series, we choose stocks through stock-by-stock analysis, using our time-tested investment strategies to choose individual holdings. Because this process is bottom-up (that is, it focuses on the merits of individual stocks rather than on broad sectors or investment themes), the composition of the portfolio will vary widely from that of its benchmarks.

The Series has significant holdings in the Basic Materials sector, which have performed well. Some of the holdings within the sector were bought under the Hurdle Rate investment strategy, while others were purchased as Bankable Deals. The Hurdle Rate strategy seeks out companies in sectors in which production capacity is being reduced following a period of poor returns. Eventually enough excess capacity is removed from the system that an upturn in demand will lead to a tight market and increased pricing power. Earnings should accelerate considerably, leading to price appreciation. Other holdings chosen through the Hurdle Rate strategy are within the oil services and transportation, paper and pulp, aluminum, and copper mining industries.

The Bankable Deal strategy searches out stocks selling at well under their intrinsic value. Eventually the value should be realized through measures such as a leveraged buyout, an acquisition, or simple price appreciation. Examples such as Club Mediterranee S.A. and Akzo Nobel N.V. have performed well of late.

Our third investment strategy is the Profile strategy. Stocks identified through this strategy have defendable leading positions in their industry that allow them to earn above average returns and gain market share.

The strict implementation of our investment strategies has often kept the Series underweight in certain sectors relative to the benchmarks, while guiding it into others. For instance, the Series was able to avoid the Technology and Telecommunication bubble as stocks were either too pricey to fit the strategies or their flawed business models were incompatible in our view. More recently, the Series has largely avoided stocks in the Financial sector. These stocks turned in high returns for the second quarter, but at this point in time they do not fit our strategies.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>



Portfolio Allocation by Country* - As of June 30, 2003
Australia. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.5%
Bahamas. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.2%
Bermuda. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.6%
Brazil . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12.3%
Canada . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.9%
France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.8%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.2%
Guernsey . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.0%
Hong Kong. . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.6%
Ireland. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.6%
Korea. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.9%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.3%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   3.9%
Norway . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.4%
Philippines. . . . . . . . . . . . . . . . . . . . . . . . . . .   4.0%
South Africa . . . . . . . . . . . . . . . . . . . . . . . . . .   2.9%
Spain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.1%
Switzerland. . . . . . . . . . . . . . . . . . . . . . . . . . .  11.3%
United Kingdom . . . . . . . . . . . . . . . . . . . . . . . . .  12.0%
Cash, short-term investments, and other assets, less liabilities  13.5%



*As a percentage of net assets.

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.-
World Opportunities Series

                                Total Return
                             -------------------
                Growth of
Through          $10,000                Average
6/30/03         Investment   Cumulative  Annual
--------       ------------  ----------  -------
One Year          $ 9,474      -5.26%    -5.26%
Five Year         $13,585      35.85%     6.32%
Inception1        $15,557      55.57%     6.70%





Morgan Stanley Capital
International (MSCI) World Index2
                                Total Return
                             -------------------
                Growth of
Through          $10,000                Average
6/30/03         Investment   Cumulative  Annual
--------       ------------  ----------  -------
One Year          $ 9,763      -2.37%     -2.37%
Five Year         $ 8,561     -14.39%     -3.06%
Inception1        $12,090      20.90%      2.85%





Morgan Stanley Capital International (MSCI)
All Country World Index Free ex U.S.2
                                Total Return
                             -------------------
                Growth of
Through          $10,000                Average
6/30/03         Investment   Cumulative  Annual
--------       ------------  ----------  -------
One Year         $ 9,581       -4.19%     -4.19%
Five Year        $ 8,672      -13.28%     -2.81%
Inception1       $10,070        0.70%      0.10%



The value of a $10,000 investment in the Exeter Fund, Inc. - World Opportunities Series from its inception (9/6/96) to present (6/30/03) as compared to the MSCI World Index and the MSCI All Country World Index Free ex U.S.


<graphic>
<line  chart>

Data  for  line chart  to  follow:



                 Exeter Fund, Inc.       MSCI          MSCI
Date        World Opportunities Series   World Index   All Country World Index Free ex U.S.
9/6/1996    $                    10,000  $     10,000  $                              10,000
12/31/1996                       10,482        10,865                                 10,163
12/31/1997                       11,301        12,578                                 10,370
12/31/1998                       10,806        15,639                                 11,870
12/31/1999                       15,385        19,539                                 15,538
12/31/2000                       16,609        16,964                                 13,194
12/31/2001                       16,559        14,110                                 10,622
12/31/2002                       14,774        10,880                                  9,064
6/30/2003                        15,557        12,090                                 10,070

1Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Prior to 2001, the MSCI World Index and the MSCI All Country World Index Free ex U.S. only published month-end numbers; therefore, performance numbers for the Indices are calculated from September 30, 1996. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The MSCI World Index is a market capitalization-weighted measure of the total return of 1,549 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index Free ex U.S. is a free float adjusted market capitalization-weighted measure of the total return of 1,741 companies listed on the stock exchanges of 48 countries. The Indices are denominated in U.S. Dollars. Both Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                     VALUE
                                                         SHARES     (NOTE 2)
                                                        ---------  -----------
COMMON STOCKS - 86.5%
AEROSPACE & DEFENSE - 2.6%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil) . . . . . . . . . . . . . . . . . . . . .    122,205  $2,334,116
                                                                   ----------
BEVERAGES - 5.3%
San Miguel Corp. (Philippines) . . . . . . . . . . . .  3,105,520   3,660,731
Vitasoy International Holdings Ltd. (Hong Kong). . . .  4,880,000   1,151,453
                                                                   ----------
                                                                    4,812,184
                                                                   ----------

BIOTECHNOLOGY - 2.4%
Celltech Group plc* (United Kingdom) . . . . . . . . .    387,000   2,190,426
                                                                   ----------

CHEMICALS - 6.8%
Akzo Nobel N.V. (Netherlands). . . . . . . . . . . . .     90,000   2,385,353
Imperial Chemical Industries plc (United Kingdom). . .    204,545     414,318
Lonza Group AG (Switzerland) . . . . . . . . . . . . .     26,000   1,190,063
Syngenta AG - ADR (Switzerland). . . . . . . . . . . .    219,000   2,220,660
                                                                   ----------
                                                                    6,210,394
                                                                   ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
Telefonica S.A. - ADR* (Spain) . . . . . . . . . . . .     55,141   1,906,224
                                                                   ----------

ELECTRIC UTILITIES - 1.9%
Korea Electric Power Corp. (KEPCO) - ADR (Korea) . . .    195,000   1,737,450
                                                                   ----------

ENERGY EQUIPMENT & SERVICES - 2.8%
Compagnie Generale de Geophysique S.A. (CGG)* (France)     32,000     729,064
Precision Drilling Corp.* (Canada) . . . . . . . . . .     48,000   1,812,480
                                                                   ----------
                                                                    2,541,544
                                                                   ----------

FOOD & STAPLES RETAILING - 1.3%
Koninklijke Ahold N.V. - ADR (Netherlands) . . . . . .    146,000   1,222,020
                                                                   ----------

FOOD PRODUCTS - 9.8%
Cadbury Schweppes plc (United Kingdom) . . . . . . . .    280,000   1,654,110
Nestle S.A. (Switzerland). . . . . . . . . . . . . . .     16,000   3,301,465
Unilever plc - ADR (United Kingdom). . . . . . . . . .    124,249   3,988,393
                                                                   ----------
                                                                    8,943,968
                                                                   ----------

HOTELS, RESTAURANTS & LEISURE - 5.0%
Club Mediterranee S.A.* (France) . . . . . . . . . . .     89,600   2,867,605
The Hongkong & Shanghai Hotels Ltd. (Hong Kong). . . .  1,300,000     587,639
Mandarin Oriental International Ltd.* (Bermuda). . . .  1,225,000     502,250
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . .    996,000     632,227
                                                                   ----------
                                                                    4,589,721
                                                                   ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                      ----------  -----------
HOUSEHOLD DURABLES - 0.6%
Waterford Wedgwood plc (Ireland) . . . . . . . . . .   1,950,000  $  555,069
                                                                  ----------

HOUSEHOLD PRODUCTS - 6.0%
Henkel KGaA (Germany). . . . . . . . . . . . . . . .      29,500   1,808,996
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)     274,000   3,679,957
                                                                  ----------
                                                                   5,488,953
                                                                  ----------

MARINE - 3.4%
Odfjell ASA (Norway) . . . . . . . . . . . . . . . .     160,000   3,081,015
                                                                  ----------

MEDIA - 4.5%
The News Corp. Ltd. - ADR (Australia). . . . . . . .     166,000   4,158,300
                                                                  ----------

METALS & MINING - 4.4%
Alcan, Inc. (Canada) . . . . . . . . . . . . . . . .      28,200     882,378
Antofagasta plc (United Kingdom) . . . . . . . . . .     195,405   1,983,053
Grupo Mexico S.A.* (Mexico). . . . . . . . . . . . .     781,200   1,199,079
                                                                  ----------
                                                                   4,064,510
                                                                  ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.8%
International Power plc* (United Kingdom). . . . . .     360,000     767,815
                                                                  ----------

OIL & GAS - 5.4%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil).     165,000   2,930,400
Teekay Shipping Corp. (Bahamas). . . . . . . . . . .      47,000   2,016,300
                                                                  ----------
                                                                   4,946,700
                                                                  ----------

PAPER & FOREST PRODUCTS - 9.4%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . .     165,000   3,474,900
Sappi Ltd. - ADR (South Africa). . . . . . . . . . .     212,000   2,618,200
Votorantim Celulose e Papel S.A. - ADR (Brazil). . .     130,000   2,514,200
                                                                  ----------
                                                                   8,607,300
                                                                  ----------

PERSONAL PRODUCTS - 2.8%
Clarins S.A. (France). . . . . . . . . . . . . . . .      55,000   2,578,792
                                                                  ----------

PHARMACEUTICALS - 7.2%
Merck KGaA (Germany) . . . . . . . . . . . . . . . .     104,000   2,986,904
Novartis AG - ADR (Switzerland). . . . . . . . . . .      91,000   3,622,710
                                                                  ----------
                                                                   6,609,614
                                                                  ----------

SOFTWARE - 2.0%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . .      77,000   1,848,000
                                                                  ----------

TOTAL COMMON STOCKS
(Identified Cost $82,922,547). . . . . . . . . . . .              79,194,115
                                                                  ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                       SHARES/         VALUE
                                                  PRINCIPAL AMOUNT    (NOTE 2)
                                                  -----------------  ----------
SHORT-TERM INVESTMENTS - 13.0%
Dreyfus Treasury Cash Management Fund. . . . . .            917,812 $  917,812
Fannie Mae Discount Note, 7/2/2003 . . . . . . .  $       3,000,000  2,999,904
Federal Home Loan Bank Discount Note, 7/10/2003.          4,000,000  3,998,980
Freddie Mac Discount Note, 8/14/2003 . . . . . .          4,000,000  3,995,307
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,912,003). . . . . . . . . .                    11,912,003
                                                                   -----------

TOTAL INVESTMENTS - 99.5%
(Identified Cost $94,834,550). . . . . . . . . .                    91,106,118
OTHER ASSETS, LESS LIABILITIES - 0.5%. . . . . .                       431,402
                                                                   -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . .                   $91,537,520
                                                                   ===========

*Non-income producing security
ADR - American Depository Receipt





The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Brazil - 12.3%; Switzerland - 11.3%; United Kingdom - 12.0%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $94,834,550) (Note 2) .  $ 91,106,118
Foreign currency, at value (cost $37,406). . . . . . . . . . .        36,971
Dividends receivable . . . . . . . . . . . . . . . . . . . . .       202,705
Receivable for fund shares sold. . . . . . . . . . . . . . . .       117,933
Receivable for securities sold . . . . . . . . . . . . . . . .       116,323
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        86,614
                                                                -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .    91,666,664
                                                                -------------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        76,168
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . .        12,549
Accrued fund accounting fees (Note 3). . . . . . . . . . . . .         3,851
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .        16,288
Payable for fund shares repurchased. . . . . . . . . . . . . .         8,380
Other payables and accrued expenses. . . . . . . . . . . . . .        11,908
                                                                -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .       129,144
                                                                -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $ 91,537,520
                                                                =============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    164,612
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   103,375,037
Undistributed net investment income. . . . . . . . . . . . . .     1,416,233
Accumulated net realized loss on investments . . . . . . . . .    (9,697,294)
Net unrealized depreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . .    (3,721,068)
                                                               -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $ 91,537,520
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($91,537,520/16,461,194 shares). . .  $       5.56
                                                                =============

The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $168,483).  $ 1,519,420
Interest . . . . . . . . . . . . . . . . . . . . .       20,797
                                                    ------------
Total Investment Income. . . . . . . . . . . . . .    1,540,217
                                                    ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .      418,305
Transfer agent fees (Note 3) . . . . . . . . . . .       46,395
Fund accounting fees (Note 3). . . . . . . . . . .       26,190
Directors' fees (Note 3) . . . . . . . . . . . . .        3,420
Custodian fees . . . . . . . . . . . . . . . . . .       22,065
Audit fees . . . . . . . . . . . . . . . . . . . .       14,320
Miscellaneous. . . . . . . . . . . . . . . . . . .       10,004
                                                    ------------
Total Expenses . . . . . . . . . . . . . . . . . .      540,699
                                                    ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . .      999,518
                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . .   (4,081,105)
Foreign currency and other assets and liabilities.        7,435
                                                    ------------
                                                     (4,073,670)
                                                    ------------

Net change in unrealized depreciation on -
Investments. . . . . . . . . . . . . . . . . . . .    7,553,553
Foreign currency and other assets and liabilities.        3,520
                                                    ------------
                                                      7,557,073
                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .    3,483,403
                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $ 4,482,921
                                                    ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8



STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/03       YEAR ENDED
                                                          (UNAUDITED)     12/31/02
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     999,518   $   910,876
Net realized loss on investments . . . . . . . . . . .     (4,073,670)   (3,342,758)
Net change in unrealized depreciation on
investments. . . . . . . . . . . . . . . . . . . . . .      7,557,073    (7,055,259)
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .      4,482,921    (9,487,141)
                                                        --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net realized gain on investments. . . . . . . . .              -      (792,831)
                                                        --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .      8,282,312     5,856,711
                                                        --------------  ------------
Net increase (decrease) in net assets. . . . . . . . .     12,765,233    (4,423,261)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     78,772,287    83,195,548
                                                        --------------  ------------
END OF PERIOD (including undistributed net investment
income of $1,416,233 and $416,715, respectively) . . .  $  91,537,520   $78,772,287
                                                        ==============  ============


The  accompanying  notes  are  an  integral  part  of  the financial statements.
9



FINANCIAL HIGHLIGHTS

                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/03                          FOR THE YEARS ENDED
                                               (UNAUDITED)         12/31/02           12/31/01    12/31/00    12/31/99    12/31/98
                                              --------------  ---------------------  ----------  ----------  ----------  ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $        5.28   $               5.98   $    6.18   $    9.30   $    8.55   $   9.76
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.06                   0.06        0.06        0.42        0.39       0.12
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . .            0.22                  (0.71)      (0.09)       0.27        3.16    (0.59)1
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
Total from investment operations . . . . . .           0.28                  (0.65)      (0.03)       0.69        3.55      (0.47)
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
Less distributions to shareholders:
From net investment income . . . . . . . . .              -                      -       (0.17)      (0.99)      (0.28)     (0.14)
From net realized gain on investments. . . .              -                  (0.05)          -       (2.82)      (2.52)     (0.60)
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
Total distributions to shareholders. . . . .              -                  (0.05)      (0.17)      (3.81)      (2.80)     (0.74)
                                              --------------  ---------------------  ----------  ----------  ----------  ---------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $        5.56   $               5.28   $    5.98   $    6.18   $    9.30   $   8.55
                                              ==============  =====================  ==========  ==========  ==========  =========
Total return2. . . . . . . . . . . . . . . .           5.30%               (10.78%)     (0.30%)       7.96%      42.37%    (4.38%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         1.29%3                   1.30%       1.21%       1.19%       1.15%      1.13%
Net investment income. . . . . . . . . . . .         2.39%3                   1.10%       0.95%       1.61%       2.19%      2.30%

Portfolio turnover . . . . . . . . . . . . .              9%                    41%         42%         52%         23%        52%

NET ASSETS - END OF PERIOD (000's omitted) .  $      91,538   $             78,772   $  83,196   $  83,843   $ 117,248   $215,778
                                              ==============  =====================  ==========  ==========  ==========  =========




1The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to timing of sales and repurchases of series shares in relation to fluctuating market values of the investments of the Series.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

Notes  to  Financial  Statements  (unaudited)

1. ORGANIZATION

World Opportunities Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million have been designated as World Opportunities Series Class A Common Stock.

2. SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are

Notes to Financial Statements (unaudited) paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000 per Class, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $14,406,860 and $7,064,208, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  World  Opportunities  Series  were:



                       FOR THE SIX MONTHS                FOR THE YEAR
                         ENDED 6/30/03                  ENDED 12/31/02
             -------------------------------------  -------------------------
                    Shares             Amount          Shares       Amount
             -------------------  ----------------  -----------  ------------
Sold. . . .           2,252,837   $    11,943,196    2,065,317   $11,829,640
Reinvested.                   -                 -      154,150       786,167
Repurchased            (700,919)       (3,660,884)  (1,216,449)   (6,759,096)
             -------------------  ----------------  -----------  ------------
Total . . .           1,551,918   $     8,282,312    1,003,018   $ 5,856,711
             ===================  ================  ===========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

Notes  to  Financial  Statements  (unaudited)

7. FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2002 were as follows:



Short-term capital gains  $420,135
Long-term capital gains    372,696



For the year ended December 31, 2002, the Series elected to defer $5,714,128 of capital losses attributable to Post-October losses.

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:




Cost for federal income tax purposes  $ 94,834,550

Unrealized appreciation. . . . . . .  $  8,223,892
Unrealized depreciation. . . . . . .   (11,952,324)
                                      -------------
Net unrealized depreciation. . . . .  $ (3,728,432)
                                      =============

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2003
High  Yield  Bond  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The U.S. entered a recession in the spring of 2001. Almost two years later, in the spring of 2003, the economy was still having a hard time generating any momentum. There was a sense, however, that the economy had bottomed. In addition, high-yield credit spreads were significantly wider than their long-term average. Given these two factors, the High Yield Bond Series was activated on March 3, 2003.

Historically, high yield bonds have generated their best relative performance once the economy has bottomed because risk premiums (i.e. credit spreads, which are the difference between the yield to maturity of high yield bonds and those of comparable U.S. Treasury securities) are quite wide, and those below investment grade issuers that have survived the economic downturn are poised to benefit from an improving economy.

The sense that the economy had bottomed and that it was a good time to activate the High Yield Bond Series was based on a number of different economic variables, one of which was default rates of issuers of high yield bonds. Default rates tend to rise when the economy is struggling, which usually causes credit spreads to widen, and they tend to fall when the eye of the economic storm has passed, which then allows credit spreads to fall. The default rate, as measured by the percentage of high yield issuers, peaked at about 10.5% in May of 2002; early in 2003 it was down to 8.2%. The default rate, as measured by the percentage of high yield debt outstanding, did not peak until August of 2002, and was down slightly at the start of 2003. Both continued to track lower through the end of June.

Another variable supporting the activation of the High Yield Bond Series was the slope of the yield curve, or the difference between short-term and long-term interest rates. Big differences, often referred to as "steep" yield curves, tend to lead economic growth by 12 to 18 months. Small or negative differences, referred to as "flat" yield curves, tend to precede economic slowdowns. The yield curve was, in our view, especially steep in March, and remained so at the end of June.

A third variable was the Conference Board's Index of Leading Economic Indicators, or more specifically, the year-over-year change in that index. When it is rising, it indicates that growth is likely to pick up. Conversely, year-over-year declines suggest a slowdown in growth. The index had been up year-over-year since November of 2001. After a pause in the spring of this year, it was once again positive on a year-over-year basis in June.

Commodity prices are another good economic indicator. Rising commodity prices suggest worldwide economic activity is starting to pick up, while falling commodity prices suggest the opposite. In March, commodity prices had been in a strong uptrend since the start of 2002. While they have backed off somewhat over the past three months, they remain higher than they were a year ago.

As for credit spreads, they were at an all time high back in October of 2002. They had tightened by March of this year, but they were still above their long-term average when the High Yield Bond Series was activated.

Starting up the Series was one thing, positioning it was another. The high yield market, as represented by the Merrill Lynch High Yield indices, has a market cap of about $500 billion. For comparison purposes, that is equivalent to the expected federal budget deficit for the upcoming year (i.e. the expected new issuance of U.S. Treasury securities) and it is less than the combined market cap of Wal-Mart and Microsoft. Aside from being a relatively small market, high yield investments are inherently risky, so we need to be especially rigorous with our security selection process. We worked through the investment process and the Series was fully invested by the end of April, with just over 80% of its assets invested in below-investment grade securities and about
 15% of its assets invested  in  attractively  priced  investment  grade  bonds.

While the Series is up just over 4% since inception, it is up about 2.26% since the end of April, the point at which it was fully invested. That is in line with its benchmark, the Merrill Lynch U.S. High Yield, Cash Pay, B-BB Rated Index, which was up about 3.25%, for the same time period, especially given the higher quality bias that the Series has adopted and the fact that the benchmark return does not reflect any fees or expenses.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>



Portfolio Composition* - As of June 30, 2003
Airlines . . . . . . . . . . . . . . . . . .  4.4%
Asset Backed Securities. . . . . . . . . . .  4.5%
Beverages. . . . . . . . . . . . . . . . . .  2.1%
Commercial Services & Supplies . . . . . . .  2.0%
Communications Equipment . . . . . . . . . .  2.0%
Electric Utilities . . . . . . . . . . . . .  3.8%
Energy Equipment & Services. . . . . . . . .  2.0%
Food & Staples Retailing . . . . . . . . . .  2.4%
Food Products. . . . . . . . . . . . . . . .  2.8%
Health Care Equipment & Supplies . . . . . .  4.1%
Hotels, Restaurants & Leisure. . . . . . . .  7.8%
Leisure Equipment & Products . . . . . . . .  4.1%
Media. . . . . . . . . . . . . . . . . . . .  8.8%
Metals & Mining. . . . . . . . . . . . . . .  2.1%
Multi-Utilities & Unregulated Power. . . . .  4.5%
Multiline Retail . . . . . . . . . . . . . .  6.4%
Mutual Funds . . . . . . . . . . . . . . . .  4.8%
Oil & Gas. . . . . . . . . . . . . . . . . .  5.3%
Paper & Forest Products. . . . . . . . . . .  8.1%
Specialty Retail . . . . . . . . . . . . . .  5.2%
Miscellaneous**. . . . . . . . . . . . . . .  7.1%
Cash, short-term investments,
and other assets, less liabilities . . . . .  5.7%



*As a percentage of net assets.
**Miscellaneous
Aerospace & Defense
Auto Components
Building Products
Chemicals
Construction Materials
Containers & Packaging
Electronic Equipment & Instruments
Health Care Providers & Services
IT Services
Machinery
Personal Products
Sovereign Bonds
Textiles, Apparel & Luxury Goods

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.
High Yield Bond Series

                                   Total Return
                               --------------------
                    Growth of
Through              $10,000                Average
6/30/03            Investment  Cumulative   Annual
----------         ----------  ----------   -------
Inception1          $10,410      4.10%       N/A





Merrill Lynch U.S. High Yield,
Cash Pay, BB-B Rated Index2
                                   Total Return
                               --------------------
                    Growth of
Through              $10,000                Average
6/30/03            Investment  Cumulative   Annual
----------         ----------  ----------   -------
Inception1           $11,019    10.19%        N/A





Merrill Lynch U.S. Treasury Bond Index2

                                   Total Return
                               --------------------
                    Growth of
Through              $10,000                Average
6/30/03            Investment  Cumulative   Annual
----------         ----------  ----------   -------
Inception1          $10,212      2.12%        N/A



The value of a $10,000 investment in the Exeter Fund, Inc. - High Yield Bond Series from its inception (3/3/03) to present (6/30/03) as compared to the Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index and the Merrill Lynch U.S. Treasury Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.     Merrill Lynch U.S. High Yield,         Merrill Lynch
Date     High Yield Bond Series    Cash Pay, BB-B Rated Index       U.S. Treasury Bond Index
3/3/03   $                10,000  $                        10,000  $                  10,000
3/31/03                   10,000                           10,182                      9,950
4/30/03                   10,180                           10,672                      9,996
5/31/03                   10,240                           10,743                     10,274
6/30/03                   10,410                           11,019                     10,212



1Performance numbers for the Series and Indices are calculated from March 3, 2003, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The unmanaged Merrill Lynch High Yield, Cash Pay, BB-B Rated Index is a market value weighted measure of approximately 1,500 BB and B rated corporate bonds. The unmanaged Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 110 U.S. Treasury bonds. Both Indices' returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                         CREDIT
                                                         RATING1    PRINCIPAL      VALUE
                                                       (UNAUDITED)    AMOUNT     (NOTE 2)
                                                       -----------  ----------  -----------
CORPORATE BONDS - 83.9%
AEROSPACE & DEFENSE - 0.3%
L-3 Communications Corp., 7.625%, 6/15/2012 . . . . .  Ba3          $  200,000  $  220,000
                                                                                ----------

AIRLINES - 4.4%
Delta Air Lines, Inc., 7.70%, 12/15/2005 . .  . . . .  B3            2,300,000   2,012,500
Northwest Airlines, Inc., 8.52%, 4/7/2004 . . . . . .  Caa1          1,500,000   1,402,500
                                                                                ----------
                                                                                 3,415,000
                                                                                ----------

AUTO COMPONENTS - 0.5%
American Axle & Manufacturing, Inc., 9.75%, 3/1/2009.  Ba2             200,000     215,000
Lear Corp., 7.96%, 5/15/2005. . . . . . . . . . . . .  Ba1             200,000     213,000
                                                                                ----------
                                                                                   428,000
                                                                                ----------

BEVERAGES - 2.1%
Constellation Brands, Inc., 8.00%, 2/15/2008. . . . .  Ba2             200,000     219,500
Constellation Brands, Inc., 8.125%, 1/15/2012 . . . .  Ba3           1,300,000   1,404,000
                                                                                ----------
                                                                                 1,623,500
                                                                                ----------

BUILDING PRODUCTS - 0.3%
American Standard, Inc., 7.625%, 2/15/2010. . . . . .  Ba2             200,000     227,000
                                                                                ----------

CHEMICALS - 0.5%
Airgas, Inc., 7.14%, 3/8/2004 . . . . . . . . . . . .  Ba1             200,000     202,750
Scotts Co., 8.625%, 1/15/2009 . . . . . . . . . . . .  Ba3             200,000     214,000
                                                                                ----------
                                                                                   416,750
                                                                                ----------

COMMERCIAL SERVICES & SUPPLIES - 2.0%
Allied Waste North America, Inc., 7.875%, 1/1/2009. .  Ba3           1,500,000   1,569,375
                                                                                ----------

COMMUNICATIONS EQUIPMENT - 2.0%
Corning, Inc., 6.30%, 3/1/2009. . . . . . . . . . . .  Ba2           1,500,000   1,546,875
                                                                                ----------

CONSTRUCTION MATERIALS - 0.3%
Cemex S.A., 9.625%, 10/1/2009 (Mexico) (Note 7) . . .  Ba1             200,000     243,000
                                                                                ----------

CONTAINERS & PACKAGING - 0.3%
Ball Corp., 7.75%, 8/1/2006 . . . . . . . . . . . . .  Ba3             200,000     219,000
                                                                                ----------

ELECTRIC UTILITIES - 3.8%
Allegheny Energy, Inc., 7.75%, 8/1/2005 . . . . . . .  B2-             350,000     350,000
Allegheny Energy Supply Co., LLC, 8.25%, 4/15/2012 .   B3-              40,000      34,200
CMS Energy Corp., 7.625%, 11/15/2004. . . . . . . . .  B3              550,000     558,250
Edison Mission Energy, 10.00%, 8/15/2008. . . . . . .  B2              500,000     472,500
TXU Corp., 6.375%, 6/15/2006. . . . . . . . . . . . .  Ba1             725,000     771,219
Teco Energy, Inc., 6.125%, 5/1/2007 . . . . . . . . .  Ba1             725,000     721,375
                                                                                ----------
                                                                                 2,907,544
                                                                                ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                        CREDIT
                                                        RATING1        PRINCIPAL          VALUE
                                                      (UNAUDITED)        AMOUNT         (NOTE 2)
                                                      -----------  ------------------  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Flextronics International Ltd., 6.50%, 5/15/2013
(Singapore) (Note 7) . . . . . . . . . . . . . . . .  Ba2          $          200,000  $  192,500
                                                                                       ----------

ENERGY EQUIPMENT & SERVICES - 2.0%
Key Energy Services, Inc., 6.375%, 5/1/2013. . . . .  Ba2                   1,500,000   1,522,500
                                                                                       ----------

FOOD & STAPLES RETAILING - 2.4%
The Gap, Inc., 6.90%, 9/15/2007. . . . . . . . . . .  Ba3                   1,500,000   1,616,250
Winn-Dixie Stores, Inc., 8.875%, 4/1/2008. . . . . .  Ba2                     200,000     212,000
                                                                                       ----------
                                                                                        1,828,250
                                                                                       ----------

FOOD PRODUCTS - 2.8%
Corn Products International, Inc., 8.45%, 8/15/2009.  Ba1                     200,000     228,000
Dean Foods Co., 8.15%, 8/1/2007. . . . . . . . . . .  Ba2                     200,000     222,000
Dole Food Co., Inc., 8.875%, 3/15/2011 . . . . . . .  B2                      200,000     212,000
Smithfield Foods, Inc., 7.625%, 2/15/2008. . . . . .  Ba3                   1,500,000   1,541,250
                                                                                       ----------
                                                                                        2,203,250
                                                                                       ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Fisher Scientific International, Inc., 8.125%,
5/1/2012 . . . . . . . . . . . . . . . . . . . . . .  B2                    1,500,000   1,605,000
Millipore Corp., 7.50%, 4/1/2007 . . . . . . . . . .  Ba1                   1,486,000   1,575,160
                                                                                       ----------
                                                                                        3,180,160
                                                                                       ----------

HEALTH CARE PROVIDERS & SERVICES - 1.4%
AdvancePCS, 8.50%, 4/1/2008. . . . . . . . . . . . .  Ba2                     190,000     204,250
AmerisourceBergen Corp., 7.25%, 11/15/2012 . . . . .  Ba3                     200,000     217,000
HCA, Inc., 8.75%, 9/1/2010 . . . . . . . . . . . . .  Ba1                     200,000     232,975
Medpartners, Inc. (now known as Caremark Rx, Inc.),
 7.375%, 10/1/2006 . . . . . . . . . . . . . . . . .  Ba2                     200,000     213,500
Select Medical Corp., 9.50%, 6/15/2009 . . . . . . .  B2                      200,000     217,250
                                                                                       ----------
                                                                                        1,084,975
                                                                                       ----------

HOTELS, RESTAURANTS & LEISURE - 7.8%
Hilton Hotels Corp., 7.625%, 12/1/2012 . . . . . . .  Ba1                   1,750,000   1,916,250
Penn National Gaming, Inc., 8.875%, 3/15/2010. . . .  B3                      200,000     212,000
Speedway Motorsports, Inc., 6.75%, 6/1/2013. . . . .  Ba2                     200,000     207,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%,
5/1/2012   . . . . . . . . . . . . . . . . . . . . .  Ba1                   1,750,000   1,916,250
Tricon Global Restaurants, Inc. (now known as YUM!
Brands, Inc.), 8.875%, 4/15/2011 . . . . . . . . . .  Ba1                   1,500,000   1,777,500
                                                                                       ----------
                                                                                        6,029,000
                                                                                       ----------

IT SERVICES - 0.9%
Iron Mountain, Inc., 8.625%, 4/1/2013. . . . . . . .  B2                      450,000     481,500
Unisys Corp., 6.875%, 3/15/2010. . . . . . . . . . .  Ba1                     200,000     208,000
                                                                                       ----------
                                                                                          689,500
                                                                                       ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                       CREDIT
                                                                       RATING1        PRINCIPAL          VALUE
                                                                     (UNAUDITED)        AMOUNT         (NOTE 2)
                                                                     -----------  ------------------  -----------
LEISURE EQUIPMENT & PRODUCTS - 4.1%
Eastman Kodak Co., 3.625%, 5/15/2008. . . . . . . . . . . . . . . .  Baa2-        $        1,500,000  $1,510,269
Hasbro, Inc., 8.50%, 3/15/2006. . . . . . . . . . . . . . . . . . .  Ba3                   1,500,000   1,642,500
                                                                                                      ----------
                                                                                                       3,152,769
                                                                                                      ----------

MACHINERY - 0.7%
Briggs & Stratton Corp., 8.875%, 3/15/2011. . . . . . . . . . . . .  Ba1                     500,000     577,500
                                                                                                      ----------

MEDIA - 8.8%
AT&T Broadband Corp. (now known as Comcast Corp.),
 8.375%, 3/15/2013. . . . . . . . . . . . . . . . . . . . . . . . .  Baa3                  1,250,000   1,565,508
British Sky Broadcasting Group plc, 8.20%, 7/15/2009
(United Kingdom) (Note 7) . . . . . . . . . . . . . . . . . . . . .  Ba1                   1,500,000   1,777,500
RH Donnelley Finance Corp., 10.875%, 12/15/2012 . . . . . . . . . .  B2                      200,000     233,000
Time Warner, Inc. (now known as AOL Time Warner, Inc.),
9.125%, 1/15/2013                                                    Baa1                  1,250,000   1,600,940
The Walt Disney Co., 5.875%, 12/15/2017 . . . . . . . . . . . . . .  Baa1                  1,500,000   1,615,586
                                                                                                      ----------
                                                                                                       6,792,534
                                                                                                      ----------

METALS & MINING - 2.1%
Oregon Steel Mills, Inc., 10.00%, 7/15/2009 . . . . . . . . . . . .  B1                    1,000,000     900,000
United States Steel, LLC, 10.75%, 8/1/2008  . . . . . . . . . . . .  B1                      700,000     735,000
                                                                                                      ----------
                                                                                                       1,635,000
                                                                                                      ----------

MULTI-UTILITIES & UNREGULATED POWER - 4.5%
The AES Corp., 8.75%, 6/15/2008 . . . . . . . . . . . . . . . . . .  B3                      550,000     544,500
Calpine Corp., 8.25%, 8/15/2005 . . . . . . . . . . . . . . . . . .  B1-                     725,000     674,250
Calpine Canada Energy Finance, 8.50%, 5/1/2008 (Canada) (Note 7). .  B1-                      40,000      31,200
Dynegy Holdings, Inc., 8.125%, 3/15/2005. . . . . . . . . . . . . .  Caa2                    350,000     340,375
Mirant Americas Generation, LLC, 7.625%, 5/1/2006. .. . . . . . . .  Caa3                    550,000     423,500
Sierra Pacific Resources, 8.75%, 5/15/2005. . . . . . . . . . . . .  B2                      350,000     363,125
Utilicorp United (now known as Aquila, Inc.), 7.00%, 7/15/2004. . .  Caa1                    350,000     331,187
Western Resource, Inc. (now known as Westar Energy, Inc.),
7.125%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . .   Ba2                     725,000     738,594
                                                                                                      ----------
                                                                                                       3,446,731
                                                                                                      ----------

MULTILINE RETAIL - 6.4%
Dillard's, Inc., 6.69%, 8/1/2007  . . . . . . . . . . . . . . . . .  Ba3                   1,500,000   1,466,250
Dollar General Corp., 8.625%, 6/15/2010 . . . . . . . . . . . . . .  Ba2                     200,000     221,250
J.C. Penney Co., Inc., 8.00%, 3/1/2010. . . . . . . . . . . . . . .  Ba3                   1,500,000   1,571,250
Sears Roebuck Acceptance Corp., 3.28%*, 5/11/2004 . . . . . . . . .  Baa1                  1,500,000   1,506,598
Shopko Stores, Inc., 9.00%, 11/15/2004. . . . . . . . . . . . . . .  B2                      200,000     202,000
                                                                                                      ----------
                                                                                                       4,967,348
                                                                                                      ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                         CREDIT
                                                         RATING1    PRINCIPAL      VALUE
                                                       (UNAUDITED)    AMOUNT     (NOTE 2)
                                                       -----------  ----------  -----------
OIL & GAS - 5.3%
Petrobras International Finance Co., 9.00%, 4/1/2008
(Cayman Islands) (Note 7) . . . . . . . . . . . . . .  Ba2           $ 350,000  $  384,125
Pogo Producing Co., 10.375%, 2/15/2009. . . . . . . .  Ba3           1,500,000   1,633,125
Stone Energy Corp., 8.25%, 12/15/2011 . . . . . . . .  B2              200,000     211,000
Teekay Shipping Corp., 8.32%, 2/1/2008
(Bahamas) (Note 7). . . . . . . . . . . . . . . . . .  Ba1           1,550,000   1,654,625
YPF S.A., 7.75%, 8/27/2007 (Argentina) (Note 7) . . .  B1              200,000     213,000
                                                                                ----------
                                                                                 4,095,875
                                                                                ----------

PAPER & FOREST PRODUCTS - 8.1%
Abitibi-Consolidated Finance, Inc., 7.875%, 8/1/2009.  Ba1           1,500,000   1,665,000
Bowater Canada Finance Corp., 7.95%, 11/15/2011
(Canada) (Note 7) . . . . . . . . . . . . . . . . . .  Ba1           1,500,000   1,590,843
Louisiana-Pacific Corp., 8.875%, 8/15/2010. . . . . .  Ba1           1,372,000   1,570,940
Tembec Industries, Inc., 8.625%, 6/30/2009
(Canada) (Note 7) . . . . . . . . . . . . . . . . . .  Ba1-          1,500,000   1,481,250
                                                                                ----------
                                                                                 6,308,033
                                                                                ----------

PERSONAL PRODUCTS - 0.3%
Elizabeth Arden, Inc., 11.75%, 2/1/2011 . . . . . . .  B1              200,000     223,000
                                                                                ----------

SPECIALTY RETAIL - 5.2%
Cole National Group, Inc., 8.625%, 8/15/2007. . . . .  B2              200,000     194,000
Grupo Elektra S.A. de C.V., 12.00%, 4/1/2008
(Mexico) (Note 7) . . . . . . . . . . . . . . . . . .  B3              200,000     201,000
The Pep Boys - Manny, Moe & Jack, 7.00%, 6/1/2005 . .  B2              200,000     198,500
Rent-A-Center, Inc., 7.50%, 5/1/2010. . . . . . . . .  B1            1,500,000   1,575,000
Sonic Automotive, Inc., 11.00%, 8/1/2008. . . . . . .  B2              200,000     212,000
Toys "R" Us, Inc., 7.875%, 4/15/2013. . . . . . . . .  Baa3          1,500,000   1,613,572
                                                                                ----------
                                                                                 3,994,072
                                                                                ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Kellwood Co., 7.875%, 7/15/2009 . . . . . . . . . . .  Ba1             200,000     207,000
                                                                                ----------

TOTAL CORPORATE BONDS
(Identified Cost $63,507,707) . . . . . . . . . . . .                           64,946,041
                                                                                ----------

ASSET BACKED SECURITIES - 4.5%
PDVSA Finance Ltd., 8.75%, 2/15/2004
(Cayman Islands) (Note 7) . . . . . . . . . . . . . .  Caa1            388,000     386,545
Pemex Finance Ltd., 5.72%, 11/15/2003
(Cayman Islands) (Note 7) . . . . . . . . . . . . . .  Aaa             112,500     114,259



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                         CREDIT     PRINCIPAL
                                                         RATING1     AMOUNT/       VALUE
                                                       (UNAUDITED)   SHARES       (NOTE 2)
                                                       -----------  -----------  -----------

ASSET BACKED SECURITIES (continued)
Pemex Finance Ltd., 6.125%, 11/15/2003
(Cayman Islands) (Note 7) . . . . . . . . . . . . . .  Aaa         $    66,667  $   67,767
Trains HY-2003-1, 8.666%, 5/15/2013 . . . . . . . . .  B1            2,720,000   2,927,400
                                                                               -----------
TOTAL ASSET BACKED SECURITIES
(Identified Cost $3,481,274). . . . . . . . . . . . .                            3,495,971
                                                                               -----------
MUTUAL FUNDS - 4.8%
Vanguard High-Yield Corporate Fund - Admiral Shares
(Identified Cost $3,537,936). . . . . . . . . . . . .  N/A            590,508    3,690,673
                                                                               -----------
SOVEREIGN BONDS - 1.1%
Federal Republic of Brazil, 12.25%, 3/6/2030 (Note 7)
(Identified Cost $733,220). . . . . . . . . . . . . .  B2          $   850,000     854,250
                                                                               -----------
SHORT-TERM INVESTMENTS - 3.5%
Dreyfus Treasury Cash Management Fund . . . . . . . .                1,711,557   1,711,557
Federal Home Loan Bank Discount Note, 7/9/2003. . . .              $ 1,000,000     999,747
                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,711,304). . . . . . . . . . . . .                            2,711,304
                                                                               -----------
TOTAL INVESTMENTS - 97.8%
(Identified Cost $73,971,441) . . . . . . . . . . . .                           75,698,239

OTHER ASSETS, LESS LIABILITIES - 2.2% . . . . . . . .                            1,664,173
                                                                               -----------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . .                          $77,362,412
                                                                               ===========




1Credit Ratings from Moody's (unaudited)
*Floating rate subject to change quarterly.  Rate shown is as of 6/30/03.
N/A - Not Applicable



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost, $73,971,441) (Note 2)  $75,698,239
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      227,844
Interest receivable . . . . . . . . . . . . . . . . . . . . .    1,403,166
Receivable for fund shares sold . . . . . . . . . . . . . . .      116,445
Dividends receivable. . . . . . . . . . . . . . . . . . . . .       23,255
                                                               -----------
TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .   77,468,949
                                                               -----------

LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . . .       72,417
Accrued transfer agent fees (Note 3). . . . . . . . . . . . .        5,969
Accrued fund accounting fees (Note 3) . . . . . . . . . . . .        3,727
Accrued directors' fees (Note 3). . . . . . . . . . . . . . .          334
Payable for fund shares repurchased . . . . . . . . . . . . .       13,188
Audit fees payable. . . . . . . . . . . . . . . . . . . . . .        9,740
Other payables and accrued expenses . . . . . . . . . . . . .        1,162
                                                               -----------
TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . .      106,537
                                                               -----------
TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .  $77,362,412
                                                               ===========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . . .  $    74,309
Additional paid-in-capital. . . . . . . . . . . . . . . . . .   74,278,788
Undistributed net investment income . . . . . . . . . . . . .    1,049,021
Accumulated net realized gain on investments. . . . . . . . .      233,496
Net unrealized appreciation on investments  . . . . . . . . .    1,726,798
                                                               -----------
TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .  $77,362,412
                                                               ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($77,362,412/7,430,812 shares). . . . . . . .  $     10.41
                                                               ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE PERIOD MARCH 3, 2003 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,237,866
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     102,172
                                                                             -----------
Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . .   1,340,038
                                                                             -----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . . . . . . . . . . . .     242,515
Transfer agent fees (Note 3). . . . . . . . . . . . . . . . . . . . . . . .      19,950
Fund accounting fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .      18,285
Directors' fees (Note 3). . . . . . . . . . . . . . . . . . . . . . . . . .       1,985
Audit fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,740
Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,525
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,114
                                                                             -----------
Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     301,114
Less reduction of expenses (Note 3) . . . . . . . . . . . . . . . . . . . .     (10,097)
                                                                             -----------
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     291,017
                                                                             -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,049,021
                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments . . . . . . . . . . . . . . . . . . . . .      233,496
Net change in unrealized appreciation on investments . . . . . . . . . . .    1,726,798
                                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,960,294
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,009,315
                                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                   FOR THE PERIOD 3/3/03
                                                                      (COMMENCEMENT OF
                                                                   OPERATIONS) TO 6/30/03
                                                                  ------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . .  $             1,049,021
Net realized gain on investments . . . . . . . . . . . . . . . .                  233,496
Net change in unrealized appreciation on investments . . . . . .                1,726,798
                                                                  ------------------------

Net increase from operations . . . . . . . . . . . . . . . . . .                3,009,315
                                                                  ------------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5). . . . . .               74,353,097
                                                                  ------------------------

Net increase in net assets . . . . . . . . . . . . . . . . . . .               77,362,412

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . . . . . . .                        -
                                                                  ------------------------

END OF PERIOD (including undistributed net investment
income of $1,044,270). . . . . . . . . . . . . . . . . . . . . .  $            77,362,412
                                                                  ========================



The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS (UNAUDITED)




                                                      FOR THE PERIOD
                                                     3/3/03 2 TO 6/30/03
                                                     ----------------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . .  $         10.00
                                                     ----------------
Income from investment operations:
Net investment income . . . . . . . . . . . . . . .             0.14
Net realized and unrealized gain on investments . .             0.27
                                                     ----------------
Total from investment operations. . . . . . . . . .             0.41
                                                     ----------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . .  $         10.41
                                                     ================

Total return1 . . . . . . . . . . . . . . . . . . .             4.10%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . .           1.20%3
Net investment income . . . . . . . . . . . . . . .           4.31%3

Portfolio turnover. . . . . . . . . . . . . . . . .               17%

NET ASSETS - END OF PERIOD (000's omitted). . . . .  $        77,362
                                                     ================





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.04%3.

1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Commencement  of  operations.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

High Yield Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Shares of the Series are offered to clients and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 20 million have been designated as High Yield Bond Series Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Investments in regulated investment companies are valued at their net asset value per share on valuation date.

Debt securities, including sovereign bonds, corporate bonds and asset backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2004, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $10,097 for the six months ended June 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than United States Government securities and short-term securities, were $5,200,686 and $1,695,671, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $70,345,133 and $5,357,873, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  High  Yield  Bond  Series  were:




                     FOR THE PERIOD 3/3/03 (COMMENCEMENT
                         OF OPERATIONS) TO 6/30/03
             --------------------------------------------------
                            Shares                    AMOUNT
             ------------------------------------  ------------

Sold. . . .                            7,612,590   $76,198,391
Repurchased                             (181,778)   (1,845,294)
             ------------------------------------  ------------
Total . . .                            7,430,812   $74,353,097
             ====================================  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements  (unaudited)

8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $73,971,441

Unrealized appreciation. . . . . . .  $ 2,174,853
Unrealized depreciation. . . . . . .     (448,055)
                                      ------------
Net unrealized appreciation. . . . .  $ 1,726,798
                                      ============

[This  page  intentionally  left  blank]

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
OHIO  TAX  EXEMPT  SERIES

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Based strictly on the headlines, one would have assumed that the environment for municipal bonds was rather dire during the first half of 2003. Credit-wise that may have been true. Numerous states have posted record revenue shortfalls, California being the highest profile case, and certain revenue bonds, airline-backed and tobacco settlement bonds to be specific, were definitely under duress. However, based on returns, the environment in the municipal market has been anything but "dire". Yields are down across the entire municipal yield curve, meaning municipal investors not only earned their coupons during the first six months of the year, but they also saw the principal value of their holdings appreciate. All in all, total returns in the municipal market were nicely positive during the first six months of the year.

What happened? The answer is the economic fundamentals overwhelmed the credit fundamentals. Yes, municipal credit quality did deteriorate; however, any yield increases associated with that deterioration were more than offset by the general decline in interest rates associated with a U.S. economy that continued to struggle.

The year started out well with the release on the first trading day of the year of the Institute of Supply Management's (ISM) Composite Index. The index, which tracks the manufacturing side of the economy, was much stronger than anticipated during December. Unfortunately, the index was unable to hold its gains, and moved lower throughout the first four months of 2003. While it rebounded modestly in May and June, it remained below its level at the start of the year.

It was not just the manufacturing sector that was experiencing weakness. Labor markets in general disappointed. Initial claims for unemployment insurance went above 400,000 per week in early February, and remained there. Unemployment crept up to 6.4%, a ten-year high, and non-farm payrolls contracted in every month except January.

Business investment remained weak as well. Its seasonally adjusted annualized rate (SAAR) of growth during the first quarter was -4.4%. That was disappointing given the fact that during the fourth quarter of 2002 business investment had grown for the first time in two years. While the figures for the second quarter have not been released yet, it does not bode well that new orders of durable goods were lower in April and May than they were in any of the months during the first quarter of the year.

The economic horizon was not totally bleak. With the winding down of the Iraqi conflict and the decline in interest rates that led to a blizzard of mortgage refinancings, consumer confidence bounced back from its lows. Improved confidence often translates into higher spending. On the policy front, one would expect the Federal Reserve's massive short-term interest rate cuts to eventually help the economy. The same goes for the most recently enacted tax cuts, which are estimated to return $76 billion to taxpayers and $24 billion to businesses during the second half of the year.

As for the performance of the Ohio Tax Exempt Series, it enjoyed the investment/economic environment for the first half of the year, posting a return of over 3%. The fact that the Series was invested with a higher quality bias, which resulted in slightly lower coupon returns than the benchmark, may have held back performance but it also kept the Series away from the more esoteric bonds that struggled early in 2003. The higher quality bias should continue to serve the Series well over the next year or so, given the tough credit environment that the municipal bond market has encountered.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the long-term forces that drive interest rates. As for the higher-quality bias of the Series, that reflects our risk averse style and a preference for holding only the most liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>



Portfolio Composition1 - As of 6/30/03
General Obligation Bonds . . . . . . . . . .  84.7%
Revenue Bonds. . . . . . . . . . . . . . . .  15.3%





1As  a  percentage  of  municipal  securities.


<graphic>
<pie  chart>



Quality Ratings2 - As of 6/30/03
Aaa. . . . . . . . . . . . . . . . . .  83.5%
Aa . . . . . . . . . . . . . . . . . .  15.1%
A. . . . . . . . . . . . . . . . . . .   1.4%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.
Ohio Tax Exempt Series
                                  Total Return
                               -------------------
                    Growth of
Through             $10,000                Average
6/30/03            Investment   Cumulative  Annual
----------         ----------  ----------- -------
One Year             $10,786      7.86%      7.86%
Five Year            $12,784     27.84%      5.03%
Inception1           $15,960     59.60%      5.11%





Merrill Lynch
Intermediate Municipal Bond Index2
                                  Total Return
                               -------------------
                    Growth of
Through             $10,000                Average
6/30/03            Investment   Cumulative  Annual
----------         ----------  ----------- -------
One Year             $10,892       8.92%     8.92%
Five Year            $13,697      36.97%     6.49%
Inception1           $17,403      74.03%     6.08%



The value of a $10,000 investment in the Exeter Fund, Inc. - Ohio Tax Exempt Series from its inception (2/14/94) to present (6/30/03) as compared to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



               Exeter Fund, Inc.               Merrill Lynch
Date        Ohio Tax Exempt Series   Intermediate Municipal Bond Index
2/14/1994   $                10,000  $                           10,000
12/31/1994                    9,377                               9,709
12/31/1995                   10,985                              11,009
12/31/1996                   11,331                              11,520
12/31/1997                   12,228                              12,406
12/31/1998                   12,882                              13,183
12/31/1999                   12,229                              13,182
12/31/2000                   13,721                              14,453
12/31/2001                   14,294                              15,197
12/31/2002                   15,470                              16,789
6/30/2003                    15,960                              17,403



1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                       CREDIT
                                                                       RATING*        PRINCIPAL        VALUE
                                                                     (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                     -----------  -----------------  ---------
OHIO MUNICIPAL SECURITIES - 93.9%
Amherst Police & Jail Facility, G.O. Bond, MBIA, 5.375%, 12/1/2012.  Aaa          $          50,000  $ 51,847
Avon Lake, G.O. Bond, 6.00%, 12/1/2009. . . . . . . . . . . . . . .  A2                      40,000    42,812
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014 . . .  Aaa                     60,000    72,559
Chagrin Falls Exempt Village School District, G.O. Bond,
5.55%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3                    100,000   110,123
Cleveland Heights & University Heights County School District,
Library Impt., G.O. Bond, 5.125%, 12/1/2026 . . . . . . . . . . . .  Aa3                    200,000   211,234
Cleveland Waterworks, Revenue Bond, Series I, FSA,
5.00%, 1/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    265,000   273,554
Delaware City School District, G.O. Bond, FSA, 5.00%, 12/1/2025 . .  AAA1                   300,000   311,544
Delaware City School District, Construction & Impt., G.O.
Bond, Series B, FGIC, 5.20%, 12/1/2016. . . . . . . . . . . . . . .  Aaa                    100,000   105,615
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029 . . .  Aaa                    200,000   210,620
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019. . . . . . . . . . .  Aaa                    175,000   179,900
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018 . . .  Aa3                    250,000   267,235
Franklin County, G.O. Bond, 4.95%, 12/1/2004. . . . . . . . . . . .  Aaa                     50,000    51,813
Franklin County, G.O. Bond, 5.50%, 12/1/2013. . . . . . . . . . . .  Aaa                    100,000   103,752
Garfield Heights City School District, School Impt.,
G.O. Bond, MBIA, 5.00%, 12/15/2026. . . . . . . . . . . . . . . . .  Aaa                    250,000   261,212
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%,
12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    150,000   160,828
Greene County Sewer System, Revenue Bond, AMBAC,
5.50%, 12/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     30,000    31,173
Greene County Sewer System, Governmental Enterprise,
Revenue Bond,  AMBAC, 5.625%, 12/1/2025 . . . . . . . . . . . . . .  Aaa                    235,000   261,435
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%,
12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    225,000   236,527
Kettering City School District, School Impt., G.O. Bond,
FGIC, 5.25%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . .  Aaa                     60,000    63,775
Kings Local School District, G.O. Bond, FGIC, 5.50%, 12/1/2021. . .  Aaa                    115,000   123,469
Lakewood City School District, G.O. Bond, 5.55%, 12/1/2013. . . . .  A1                     100,000   103,943
Lakota Local School District, G.O. Bond, AMBAC, 5.75%, 12/1/2006. .  Aaa                     50,000    54,879
Lorain City School District, Classroom Facilities Impt., G.O.
Bond, MBIA, 4.75%, 12/1/2025. . . . . . . . . . . . . . . . . . . .  Aaa                    400,000   408,124



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                       CREDIT
                                                                       RATING*        PRINCIPAL        VALUE
                                                                     (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                     -----------  -----------------  ---------
OHIO MUNICIPAL SECURITIES (continued)
Loveland City School District, G.O. Bond, Series A, MBIA,
5.00%, 12/1/2024 . . . . . . . . . . . . . . . . . . . . .            Aaa             $200,000         $207,904
Mansfield City School District, G.O. Bond, MBIA, 5.75%,
 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . .            Aaa              250,000          282,495
Marysville Exempt Village School District, G.O. Bond,
MBIA, 5.75%, 12/1/2023  . . . . . . . . . . . . . . . . .             Aaa              315,000          351,594
Medina City School District, G.O. Bond, FGIC, 5.00%,
12/1/2018 . . . . . . . . . . . . . . . . . . . . . . . .             Aaa              150,000          159,301
Mentor, G.O. Bond, 5.25%, 12/1/2017 . . . . . . . . . . .             Aa3              100,000          109,225
Mississinawa Valley Local School District, Classroom
Facilities, G.O. Bond, FSA,  5.75%, 12/1/2022   . . . . .             Aaa              205,000          231,646
Montgomery County, G.O. Bond, 5.30%, 9/1/2007   . . . . .             Aa2               65,000           66,099
North Canton City School District, G.O. Bond, AMBAC,
5.85%, 12/1/2007 . . . . . . . . . . . . . . . . . . . . .            Aaa               40,000           43,504
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016   . . .             Aaa              125,000          135,041
Northwood Local School District, G.O. Bond, AMBAC,
5.55%, 12/1/2006 . . . . . . . . . . . . . . . . . . . . .            Aaa               65,000           73,408
Northwood Local School District, G.O. Bond, AMBAC,
6.20%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . .            Aaa               40,000           43,546
Ohio State, Infrastructure Impt., G.O. Bond, 5.20%,
8/1/2010   . . . . . . . . . . . . . . . . . . . . . . . .            Aa1               50,000           56,327
Ohio State, Common Schools, Capital Facilities, G.O. Bond,
Series A, 4.75%, 6/15/2020. . . . . . . . . . . . . . . .             Aa1              250,000          258,827
Ohio State, Common Schools, Series A, G.O. Bond,
Series A, 5.00%, 3/15/2007. . . . . . . . . . . . . . . .             Aa1              150,000          166,717
Ohio State Higher Educational Facility Commission,
University of Dayton Project, Revenue Bond, FGIC,
5.80%, 12/1/2019 . . . . . . . . . . . . . . . . . . . . .            Aaa              100,000          107,278
Ohio State Turnpike Commission, Revenue Bond, Series A,
MBIA, 5.70%, 2/15/2017. . . . . . . . . . . . . . . . . .             Aaa              125,000          141,056
Ohio State Water Development Authority, Fresh Water,
Revenue Bond, FSA, 5.125%, 12/1/2023 . . . . . . . . . . .            Aaa              300,000          314,592
Ohio State Water Development Authority, Pure Water,
Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016 . . . . .             Aaa               40,000           48,355
Ontario Local School District, G.O. Bond, FSA, 5.00%,
12/1/2023. . . . . . . . . . . . . . . . . . . . . . . .              AAA1             350,000          364,154
Orange City School District, G.O. Bond, 5.00%, 12/1/2023              Aa1              305,000          317,279
Ottawa County, G.O. Bond, AMBAC, 5.45%, 9/1/2006. . . .               Aaa               30,000           32,024
Pickerington, Water Systems Impt., G.O. Bond, AMBAC,
5.85%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . .            Aaa               50,000           54,151
Pickerington Local School District, Construction & Impt.,
G.O. Bond, FGIC, 5.375%, 12/1/2019 . . . . . . . . . . . .            Aaa              150,000          159,548


The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                   CREDIT         PRINCIPAL
                                                                   RATING*         AMOUNT/         VALUE
                                                                 (UNAUDITED)       SHARES         (NOTE 2)
                                                                 -----------  -----------------  ---------
OHIO MUNICIPAL SECURITIES (continued)
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025.  Aaa          $         315,000  $330,467
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029.  Aaa                    225,000   235,539
Rural Lorain Water Authority, Water Resource, Revenue Bond,
AMBAC, 5.30%, 10/1/2012 . . . . . . . . . . . . . . . . . . . .  Aaa                    110,000   112,206
Sidney City School District, School Impt., G.O. Bond,
Series B, FGIC, 5.10%, 12/1/2019. . . . . . . . . . . . . . . .  Aaa                    150,000   163,305
South-Western City School District, Franklin & Pickway
County, G.O. Bond, MBIA, 4.80%, 12/1/2006 . . . . . . . . . . .  Aaa                     50,000    51,718
South-Western City School District, Franklin & Pickway County,
G.O. Bond, AMBAC, 4.75%, 12/1/2026. . . . . . . . . . . . . . .  Aaa                    175,000   177,216
Stark County, G.O. Bond, AMBAC, 5.70%, 11/15/2017 . . . . . . .  Aaa                    100,000   103,489
Toledo, G.O. Bond, AMBAC, 5.95%, 12/1/2015. . . . . . . . . . .  Aaa                    175,000   197,678
Toledo Sewer System, Revenue Bond, AMBAC, 6.35%,
11/15/2017 . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa                    185,000   200,786
Trumbull County, G.O. Bond, AMBAC, 6.20%, 12/1/2014 . . . . .    Aaa                    100,000   108,473
Twinsburg Local School District, G.O. Bond, FGIC, 5.90%,
12/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .    Aaa                    325,000   368,573
Upper Arlington City School District, G.O. Bond, MBIA,
5.25%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . .     Aaa                    255,000   271,045
Van Buren Local School District, School Facilities
Construction & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016. . . . .  Aaa                    300,000   334,998
Warren, G.O. Bond, AMBAC, 5.20%, 11/15/2013 . . . . . . . . . .  Aaa                     50,000    54,558
Warren County, Waterworks, Revenue Bond, FGIC, 5.45%,
12/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . .  .  Aaa                    140,000   144,956
Wood County, G.O. Bond, 5.40%, 12/1/2013. . . . . . . . . . . .  Aa3                     50,000    51,352
Wyoming City School District, G.O. Bond, Series B, FGIC,
5.15%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . .   Aaa                    300,000   313,392
Youngstown, G.O. Bond, MBIA, 6.125%, 12/1/2014. . . . . . . . .  Aaa                     50,000    54,140
                                                                                               -----------
TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $9,888,618). . . . . . . . . . . . . . . . . .                                10,695,935
                                                                                               -----------
SHORT-TERM INVESTMENTS - 5.7%
Dreyfus BASIC Municipal Money Market Fund . . . . . . . . . . .                        250,000    250,000
Dreyfus Municipal Reserves. . . . . . . . . . . . . . . . . . .                        395,187    395,187
                                                                                               -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $645,187). . . . . . . . . . . . . . . . . . .                                   645,187
                                                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)





                                             VALUE
                                            (NOTE 2)
                                          ------------
TOTAL INVESTMENTS - 99.6%
(Identified Cost $10,533,805). . . . . .  $11,341,122

OTHER ASSETS, LESS LIABILITIES - 0.4%. .       41,382
                                          ------------

NET ASSETS - 100%. . . . . . . . . . . .  $11,382,504
                                          ============


KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

*Credit Ratings from Moody's (unaudited)
1Credit Ratings from S&P (unaudited)




The Series' portfolio holds, as a percentage of net assets, greater than 10% in each of the following bond insurers: FGIC - 26.9%; MBIA - 18.3%; FSA - 16.1%; AMBAC - 15.8%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
7


STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $10,533,805) (Note 2)  $11,341,122
Interest receivable. . . . . . . . . . . . . . . . . . . . .       58,188
Dividends receivable . . . . . . . . . . . . . . . . . . . .          353
Receivable from investment advisor (Note 3). . . . . . . . .        7,171
                                                              -----------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   11,406,834
                                                              -----------

LIABILITIES:

Accrued fund accounting fees (Note 3). . . . . . . . . . . .        4,933
Accrued transfer agent fees (Note 3) . . . . . . . . . . . .        4,702
Audit fees payable . . . . . . . . . . . . . . . . . . . . .       12,071
Other payables and accrued expenses. . . . . . . . . . . . .        2,624
                                                              -----------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       24,330
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $11,382,504
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    10,482
Additional paid-in-capital . . . . . . . . . . . . . . . . .   10,398,979
Undistributed net investment income. . . . . . . . . . . . .      123,997
Accumulated net realized gain on investments . . . . . . . .       41,729
Net unrealized appreciation on investments . . . . . . . . .      807,317
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $11,382,504
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($11,382,504/1,048,157 shares) . . . . . . .  $     10.86
                                                              ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8



STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $272,723
Dividends . . . . . . . . . . . . . . . . . . . . . .     1,462
                                                       ---------
Total Investment Income . . . . . . . . . . . . . . .   274,185
                                                       ---------
EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    28,300
Fund accounting fees (Note 3) . . . . . . . . . . . .    28,730
Transfer agent fees (Note 3). . . . . . . . . . . . .    12,220
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,400
Audit fees. . . . . . . . . . . . . . . . . . . . . .    10,680
Custodian fees. . . . . . . . . . . . . . . . . . . .     1,410
Miscellaneous . . . . . . . . . . . . . . . . . . . .     2,162
                                                       ---------
Total Expenses. . . . . . . . . . . . . . . . . . . .    86,902
Less reduction of expenses (Note 3) . . . . . . . . .   (38,800)
                                                       ---------
Net Expenses. . . . . . . . . . . . . . . . . . . . .    48,102
                                                       ---------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   226,083
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    41,729
Net change in unrealized appreciation on investments.    92,626
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .   134,355
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $360,438
                                                       =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
9



STATEMENTS OF CHANGES IN NET ASSETS



                                                           FOR THE SIX
                                                           MONTHS ENDED     FOR THE
                                                             6/30/03       YEAR ENDED
                                                            (UNAUDITED)     12/31/02
                                                          --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . .  $     226,083   $   458,080
Net realized gain on investments . . . . . . . . . . . .         41,729        49,990
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . . .         92,626       392,890
                                                          --------------  ------------
Net increase from operations . . . . . . . . . . . . . .        360,438       900,960
                                                          --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . . .       (229,355)     (425,149)
From net realized gain on investments. . . . . . . . . .              -        (9,486)
                                                          --------------  ------------
Total distributions to shareholders. . . . . . . . . . .       (229,355)     (434,635)
                                                          --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . . .       (533,859)    1,486,205
                                                          --------------  ------------
Net increase (decrease) in net assets. . . . . . . . . .       (402,776)    1,952,530

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . . .     11,785,280     9,832,750
                                                          --------------  ------------
END OF PERIOD (including undistributed net investment
income of $123,997 and $127,269, respectively) . . . . .  $  11,382,504   $11,785,280
                                                          ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
10



FINANCIAL HIGHLIGHTS


                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/03                             FOR THE YEARS ENDED
                                               (UNAUDITED)         12/31/02           12/31/01    12/31/00    12/31/99   12/31/98
                                              --------------  ---------------------  ----------  ----------  ----------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $       10.74   $              10.31   $   10.29   $    9.56   $   10.66   $ 10.53
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.22                   0.41        0.46        0.44        0.49      0.43
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.12                   0.43       (0.03)       0.70       (1.02)     0.13
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Total from investment operations . . . . . .           0.34                   0.84        0.43        1.14       (0.53)     0.56
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Less distributions to shareholders:
From net investment income . . . . . . . . .          (0.22)                 (0.40)      (0.41)      (0.41)      (0.49)    (0.43)
From net realized gain on investments. . . .              -                  (0.01)          -           -       (0.08)        -
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Total distributions to shareholders. . . . .          (0.22)                 (0.41)      (0.41)      (0.41)      (0.57)    (0.43)
                                              --------------  ---------------------  ----------  ----------  ----------  --------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $       10.86   $              10.74   $   10.31   $   10.29   $    9.56   $ 10.66
                                              ==============  =====================  ==========  ==========  ==========  ========

Total return1. . . . . . . . . . . . . . . .           3.17%                  8.22%       4.18%      12.21%     (5.07%)     5.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .         0.85%2                   0.85%       0.85%       0.85%       0.83%     0.79%
Net investment income. . . . . . . . . . . .         3.99%2                   4.09%       4.27%       4.57%       4.39%     4.10%

Portfolio turnover . . . . . . . . . . . . .              4%                     8%          9%         14%          4%        5%

NET ASSETS - END OF PERIOD (000's omitted) .  $      11,383   $             11,785   $   9,833   $   9,431   $   7,359   $12,569
                                              ==============  =====================  ==========  ==========  ==========  ========



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.69%2  0.68%  0.74%  0.43%    N/A  N/A



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
11

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

Shares of the Series are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Ohio Tax Exempt Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2004, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses of the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $28,300 and assumed expenses amounting to $10,500 for the six months ended June 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $488,568 and $965,877, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Ohio  Tax  Exempt  Series  were:



                       For the Six Months                 For the Year
                        Ended 6/30/03                    Ended 12/31/02
             -------------------------------------  ---------  ------------

                   Shares              Amount        Shares       Amount
             -------------------  ----------------  ---------  ------------
Sold. . . .              54,713   $       590,935    265,975   $ 2,784,616
Reinvested.              20,872           227,316     40,812       430,044
Repurchased            (125,194)       (1,352,110)  (163,099)   (1,728,455)
             -------------------  ----------------  ---------  ------------
Total . . .             (49,609)  $      (533,859)   143,688   $ 1,486,205
             ===================  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7.  CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2002 were as follows:



Ordinary income . . . .  $  6,001
Tax exempt income . . .   419,183
Long-term capital gains     9,451

Notes  to  Financial  Statements  (unaudited)

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $10,533,805

Unrealized appreciation. . . . . . .  $   808,186
Unrealized depreciation. . . . . . .         (869)
                                      ------------
Net unrealized appreciation. . . . .  $   807,317
                                      ============

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
DIVERSIFIED  TAX  EXEMPT  SERIES

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Based strictly on the headlines, one would have assumed that the environment for municipal bonds was rather dire during the first half of 2003. Credit-wise that may have been true. Numerous states have posted record revenue shortfalls, California being the highest profile case, and certain revenue bonds, airline-backed and tobacco settlement bonds to be specific, were definitely under duress. However, based on returns, the environment in the municipal market has been anything but "dire". Yields are down across the entire municipal yield curve, meaning municipal investors not only earned their coupons during the first six months of the year, but they also saw the principal value of their holdings appreciate. All in all, total returns in the municipal market were nicely positive during the first six months of the year.

What happened? The answer is the economic fundamentals overwhelmed the credit fundamentals. Yes, municipal credit quality did deteriorate; however, any yield increases associated with that deterioration were more than offset by the general decline in interest rates associated with a U.S. economy that continued to struggle.

The year started out well with the release on the first trading day of the year of the Institute of Supply Management's (ISM) Composite Index. The index, which tracks the manufacturing side of the economy, was much stronger than anticipated during December. Unfortunately, the index was unable to hold its gains, and moved lower throughout the first four months of 2003. While it rebounded modestly in May and June, it remained below its level at the start of the year.

It was not just the manufacturing sector that was experiencing weakness. Labor markets in general disappointed. Initial claims for unemployment insurance went above 400,000 per week in early February, and remained there. Unemployment crept up to 6.4%, a ten-year high, and non-farm payrolls contracted in every month except January.

Business investment remained weak as well. Its seasonally adjusted annualized rate (SAAR) of growth during the first quarter was -4.4%. That was disappointing given the fact that during the fourth quarter of 2002 business investment had grown for the first time in two years. While the figures for the second quarter have not been released yet, it does not bode well that new orders of durable goods were lower in April and May than they were in any of the months during the first quarter of the year.

The economic horizon was not totally bleak. With the winding down of the Iraqi conflict and the decline in interest rates that led to a blizzard of mortgage refinancings, consumer confidence bounced back from its lows. Improved confidence often translates into higher spending. On the policy front, one would expect the Federal Reserve's massive short-term interest rate cuts to eventually help the economy. The same goes for the most recently enacted tax cuts, which are estimated to return $76 billion to taxpayers and $24 billion to businesses during the second half of the year.

As for the performance of the Diversified Tax Exempt Series, it enjoyed the investment/economic environment for the first half of the year, posting a return of over 3%. The fact that the Series was invested with a higher quality bias, which resulted in slightly lower coupon returns than the benchmark, may have held back performance but it also kept the Series away from the more esoteric bonds that struggled early in 2003. The higher quality bias should continue to serve the Series well over the next year or so, given the tough credit environment that the municipal bond market has encountered.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the long-term forces that drive interest rates. As for the higher-quality bias of the Series, that reflects our risk averse style and a preference for holding only the most liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>



Portfolio Composition1 - As of 6/30/03
General Obligation Bonds . . . . . . . . . .  77.5%
Revenue Bonds. . . . . . . . . . . . . . . .  21.2%
Special Tax. . . . . . . . . . . . . . . . .   1.1%
Certificate of Participation . . . . . . . .   0.2%




1As  a  percentage  of  municipal  securities.


<graphic>
<pie  chart>



Quality Ratings2 - As of 6/30/03
Aaa                                     84.0%
Aa                                      14.5%
A                                       1.5%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.
Diversified Tax Exempt Series
                                    Total Return
                                  ------------------
                       Growth of
Through                 $10,000              Average
6/30/03               Investment  Cumulative  Annual
----------            ----------  ---------- -------
One Year                $10,844     8.44%     8.44%
Five Year               $13,014    30.14%     5.41%
Inception1              $16,317    63.17%     5.36%





Merrill Lynch
Intermediate Municipal Bond Index2
                                    Total Return
                                  ------------------
                       Growth of
Through                 $10,000              Average
6/30/03               Investment  Cumulative  Annual
----------            ----------  ---------- -------
One Year                  $10,892     8.92%    8.92%
Five Year                 $13,697    36.97%    6.49%
Inception1                $17,403    74.03%    6.08%



The value of a $10,000 investment in the Exeter Fund, Inc. - Diversified Tax Exempt Series from its inception (2/14/94) to present (6/30/03) as compared to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                  Exeter Fund, Inc.                   Merrill Lynch
Date        Diversified Tax Exempt Series   Intermediate Municipal Bond Index
2/14/1994   $                       10,000  $                           10,000
12/31/1994                           9,461                               9,709
12/31/1995                          11,003                              11,009
12/31/1996                          11,370                              11,520
12/31/1997                          12,270                              12,406
12/31/1998                          12,944                              13,183
12/31/1999                          12,340                              13,182
12/31/2000                          13,935                              14,453
12/31/2001                          14,453                              15,197
12/31/2002                          15,783                              16,789
6/30/2003                           16,317                              17,403



1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                  CREDIT
                                                                  RATING*       PRINCIPAL         VALUE
                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                -----------  ----------------  -----------
MUNICIPAL SECURITIES - 93.6%
ALABAMA - 3.0%
Bessemer Governmental Utility Services Corp., Water Supply,
Revenue Bond, MBIA, 5.20%, 6/1/2024. . . . . . . . . . . . . .  Aaa          $        500,000  $  524,710
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017 . . . . . . . . .  Aaa                   500,000     551,290
Mobile County Board of School Commissioners, Capital
Outlay Warrants, G.O. Bond, Series B, AMBAC, 5.00%, 3/1/2018. . Aaa                   500,000     533,260
                                                                                              -----------
                                                                                                1,609,260
                                                                                              -----------

ARIZONA - 0.5%
Maricopa County, Unified School District No. 097 Deer Valley,
G.O. Bond, FGIC, 5.20%, 7/1/2007 . . . . . . . . . . . . . . .  Aaa                   250,000     264,713
                                                                                              -----------

CALIFORNIA - 3.0%
California State, G.O. Bond, 4.75%, 12/1/2028. . . . . . . . .  A2                    795,000     765,442
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024 . .  Aaa                   500,000     529,885
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%,
8/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   330,000     364,597
                                                                                              -----------
                                                                                                1,659,924
                                                                                              -----------

COLORADO - 2.3%
Denver, City & County School District No. 1, G.O. Bond,
FGIC, 5.00%, 12/1/2023 . . . . . . . . . . . . . . . . . . . .  Aaa                 1,000,000   1,043,620
El Paso County, School District No. 020, G.O. Bond,
Series A, MBIA, 6.20%, 12/15/2007. . . . . . . . . . . . . . .  Aaa                   160,000     188,181
                                                                                              -----------
                                                                                                1,231,801
                                                                                              -----------

FLORIDA - 3.8%
Florida State, Jacksonville Transportation, G.O. Bond, GTD,
5.00%, 7/1/2027. . . . . . . . . . . . . . . . . . . . . . . .  Aa2                   710,000     728,460
Florida State Board of Education, Capital Outlay, G.O. Bond,
Series A, 5.00%, 6/1/2027. . . . . . . . . . . . . . . . . . .  Aa2                   750,000     769,215
Florida State Board of Education, Capital Outlay,
Public Education, G.O. Bond, Series C, MBIA, 5.60%, 6/1/2025 .  Aaa                   135,000     147,482
Hillsborough County, Capital Impt. Program, Revenue Bond,
Series B, MBIA, 5.125%, 7/1/2022 . . . . . . . . . . . . . . .  Aaa                   400,000     414,348
                                                                                              -----------
                                                                                                2,059,505
                                                                                              -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                 CREDIT
                                                                 RATING*       PRINCIPAL        VALUE
                                                               (UNAUDITED)       AMOUNT       (NOTE 2)
                                                               -----------  ----------------  ---------

GEORGIA - 2.0%
Atlanta, G.O. Bond, 5.60%, 12/1/2018. . . . . . . . . . . . .  Aa3          $        350,000  $362,397
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012 . . . . .  Aaa                   200,000   238,788
Rockdale County, Water & Sewer Authority, Revenue Bond,
FSA, 5.00%, 7/1/2022. . . . . . . . . . . . . . . . . . . . .  Aaa                   450,000   464,346
                                                                                             ----------
                                                                                             1,065,531
                                                                                             ----------

HAWAII - 0.5%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007. . . . .  Aa3                   260,000   302,429
                                                                                             ----------

IDAHO - 0.2%
Ada & Canyon Counties, Joint School District No. 2
Meridian, G.O. Bond, 5.10%, 7/30/2005 . . . . . . . . . . . .  Aa2                   100,000   105,422
                                                                                             ----------

ILLINOIS - 6.4%
Aurora, G.O. Bond, MBIA, 5.80%, 1/1/2012. . . . . . . . . . .  Aaa                   190,000   203,097
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027 . . . . . . . . . .  Aaa                   250,000   260,350
Chicago Neighborhoods Alive 21 Program, G.O. Bond,
FGIC, 5.375%, 1/1/2026. . . . . . . . . . . . . . . . . . . .  Aaa                   500,000   533,580
Chicago School Finance Authority, G.O. Bond, Series A, MBIA,
5.00%, 6/1/2007. . . . . . . . . . . . . . . . . . . . . . .   Aaa                   200,000   210,706
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022 . .  Aaa                   750,000   777,592
Illinois State, Certificate of Participation, Series 1995A,
MBIA, 5.60%, 7/1/2010 . . . . . . . . . . . . . . . . . . . .  Aaa                   100,000   109,874
Illinois State, G.O. Bond, 5.00%, 12/1/2027 . . . . . . . . .  Aa3                   600,000   623,088
Madison & St. Clair Counties, School District No. 010 -
Collinsville, G.O. Bond, FGIC, 5.125%, 2/1/2019 . . . . . . .  Aaa                   500,000   534,140
Rock Island County, School District No. 041- Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015 . . . . . . . . . . . . . .  Aaa                   200,000   220,404
                                                                                             ----------
                                                                                             3,472,831
                                                                                             ----------

INDIANA - 3.2%
Avon Community School Building Corp., Revenue
Bond, AMBAC, 5.25%, 1/1/2022. . . . . . . . . . . . . . . . .  Aaa                   925,000   973,331
Bloomington Sewage Works, Revenue Bond, MBIA, 5.80%,
1/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa                   150,000   163,287
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018. . . . . .  Aaa                   300,000   326,247
Lafayette Waterworks, Revenue Bond, AMBAC, 4.90%, 7/1/2006. .  Aaa                   140,000   142,815
Monroe County Community School Corp., Revenue Bond, MBIA,
5.25%, 7/1/2016. . . . . . . . . . . . . . . . . . . . . . . . Aaa                   125,000   137,520
                                                                                             ----------
                                                                                             1,743,200
                                                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                 CREDIT
                                                                 RATING*       PRINCIPAL        VALUE
                                                               (UNAUDITED)       AMOUNT       (NOTE 2)
                                                               -----------  ----------------  ---------

IOWA - 1.3%
Indianola Community School District, G.O. Bond, FGIC,
5.20%, 6/1/2021. . . . . . . . . . . . . . . . . . . . . . . .   Aaa          $  425,000     $  459,714
Iowa City Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021 . . . . .   Aaa             250,000        273,972
                                                                                            ----------
                                                                                                733,686
                                                                                            ----------

KANSAS - 2.9%
Derby, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015 . . . . . . .   Aaa             275,000        295,119
Johnson County, Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014 . . . . . . . . . . . . . . .   Aa1             220,000        240,007
Johnson County, Unified School District No. 231, G.O.
Bond, Series A, FGIC, 5.75%, 10/1/2016 . . . . . . . . . . . .   Aaa             500,000        595,960
Wyandotte County, School District No. 204 - Bonner Springs,
G.O. Bond, Series A, FSA, 5.375%, 9/1/2015 . . . . . . . . . .   Aaa             400,000        451,772
                                                                                             ----------
                                                                                              1,582,858
                                                                                             ----------

KENTUCKY - 3.1%
Jefferson County School District Finance Corp., School Building,
Revenue Bond, Series A, MBIA, 5.00%, 2/1/2011 . . . . . . . . .  Aaa             300,000        330,303
Kentucky State Turnpike Authority, Economic Development,
Revenue Bond, AMBAC, 6.50%, 7/1/2008 . . . . . . . . . . . . .   Aaa             250,000        298,440
Louisville & Jefferson County, Metropolitan Sewer District
& Drain System, Revenue Bond, Series A, FGIC, 5.20%,
5/15/2026. . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa           1,000,000      1,045,440
                                                                                             ----------
                                                                                              1,674,183
                                                                                             ----------

LOUISIANA - 1.4%
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%,
6/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             300,000        337,410
Orleans Parish, Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016 . . . . . . . . . . . . . . .   Aaa             400,000        436,688
                                                                                              ----------
                                                                                                774,098
                                                                                              ----------

MAINE - 2.0%
Hermon, G.O. Bond, MBIA, 5.60%, 11/1/2013 . . . . . . . . . .    Aaa              75,000         77,578
Kennebec Water District, Revenue Bond, FSA, 5.125%,
12/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . .     Aaa             750,000        788,018
Portland, G.O. Bond, 6.20%, 4/1/2006 . . . . . . . . . . . .     Aa1             200,000        211,888
                                                                                              ----------
                                                                                              1,077,484
                                                                                              ----------

MARYLAND - 1.3%
Baltimore, Water Project, Revenue Bond, Series A, FGIC,
5.55%, 7/1/2009. . . . . . . . . . . . . . . . . . . . . . .     Aaa             260,000        305,295
Prince Georges County, Public Impt., G.O. Bond, MBIA,
5.00%, 3/15/2014 . . . . . . . . . . . . . . . . . . . . . .     Aaa             200,000        209,734


The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                 CREDIT
                                                                 RATING*       PRINCIPAL        VALUE
                                                               (UNAUDITED)       AMOUNT       (NOTE 2)
                                                               -----------  ----------------  ---------

MARYLAND (continued)
Washington County, Public Impt., G.O. Bond, FGIC, 4.875%,
1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          $200,000      $   207,598
                                                                                            -----------
                                                                                                722,627
                                                                                            -----------


MASSACHUSETTS - 4.6%
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020 . .   Aaa           500,000          534,130
Martha's Vineyard, Regional High School District No. 100,
G.O. Bond, AMBAC, 6.70%, 12/15/2014. . . . . . . . . . . . . .   Aaa           200,000          220,420
Massachusetts Bay Transportation Authority, Mass General
Transportation, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026 .   Aaa           500,000          525,165
Massachusetts Municipal Wholesale Electric Co., Water Supply
System, Revenue Bond, Series A, AMBAC, 5.00%, 7/1/2017 . . . .   Aaa           200,000          212,068
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%,
8/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa           400,000          471,612
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020 . . . . . . . . .   Aaa           100,000          109,572
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021  . . . . . . . . .   Aaa           400,000          426,628
                                                                                            -----------
                                                                                              2,499,595
                                                                                            -----------

MICHIGAN - 3.7%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%, 5/1/2011    Aaa           150,000          165,594
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022     Aaa           500,000          515,525
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%, 5/1/2027     Aaa           225,000          232,533
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026   Aaa           480,000          492,182
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021 . . . . . . . . . . .      Aaa           475,000          512,682
St. Joseph County, Sewer Disposal Systems - Constantine,
G.O. Bond, FSA, 5.00%, 4/1/2012 . . . . . . . . . . . . . .      AAA1          100,000          109,648
                                                                                             ----------
                                                                                              2,028,164
                                                                                             ----------

MINNESOTA - 3.0%
Albert Lea, Independent School District No. 241, G.O.
Bond, MBIA, 5.00%, 2/1/2018 . . . . . . . . . . . . . . . .      Aaa           500,000          529,810
Big Lake, Independent School District No. 727, G.O.
Bond, MBIA, 5.50%, 2/1/2014 . . . . . . . . . . . . . . . .      Aaa           500,000          564,200
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013 . . . . .      Aa1           300,000          322,971



The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                 CREDIT
                                                                 RATING*       PRINCIPAL        VALUE
                                                               (UNAUDITED)       AMOUNT       (NOTE 2)
                                                               -----------  ----------------  ---------
MINNESOTA (continued)
Western Minnesota Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016 . . . . . . . . . . . . . . . . . .        Aaa         $  175,000     $  221,023
                                                                                             ----------
                                                                                              1,638,004
                                                                                             ----------
MISSISSIPPI - 1.4%
Biloxi Public School District, Revenue Bond, MBIA,
5.00%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . .         Aaa            500,000        537,100
Mississippi State, G.O. Bond, 6.30%, 12/1/2006  . . . . .         Aa3            200,000        214,812
                                                                                             ----------
                                                                                                751,912
                                                                                             ----------

MONTANA - 0.4%
Montana State, Long Range Building Program, G.O. Bond,
Series A, 4.875%, 8/1/2010 . . . . . . . . . . . . . . .          Aa3            200,000        204,624
                                                                                             ----------

NEVADA - 5.0%
Clark County, Transportation, G.O. Bond, Series A, FGIC,
4.50%, 12/1/2019. . . . . . . . . . . . . . . . . . . . .         Aaa            500,000        506,660
Clark County, Public Facilities, G.O. Bond, Series C, FGIC,
5.00%, 6/1/2024 . . . . . . . . . . . . . . . . . . . . .         Aaa            425,000        438,370
Nevada State, Project No. 42, G.O. Bond, 5.70%, 9/1/2008          Aa2            200,000        212,914
Nevada State, Project Nos. 66 & 67, G.O. Bond,
Series A, FGIC, 5.00%, 5/15/2028 . . . . . . . . . . . . .        Aaa            750,000        765,848
Truckee Meadows Water Authority, Revenue Bond, FSA,
5.00%, 7/1/2025 . . . . . . . . . . . . . . . . . . . . .         Aaa            750,000        778,538
                                                                                             ----------
                                                                                              2,702,330
                                                                                             ----------

NEW HAMPSHIRE - 0.4%
New Hampshire State, G.O. Bond, 6.60%, 9/1/2014. . . . .          Aa2            200,000        214,978
                                                                                             ----------

NEW JERSEY - 1.5%
Jersey City, Water, G.O. Bond, FSA, 5.50%, 3/15/2011              Aaa            225,000        256,565
North Hudson Sewerage Authority, Revenue Bond, FGIC,
5.25%, 8/1/2016 . . . . . . . . . . . . . . . . . . . . .         AAA1           250,000        274,410
West Windsor-Plainsboro Regional School District,
G.O. Bond, FGIC, 5.25%, 12/1/2004 . . . . . . . . . . . .         Aaa            250,000        264,935
                                                                                             ----------
                                                                                                795,910
                                                                                             ----------

NEW YORK - 2.0%
Orange County, G.O. Bond, 5.125%, 9/1/2024 . . . . . . .          Aa1            500,000        519,945
Spencerport Central School District, G.O. Bond, FSA,
5.00%, 11/15/2012 . . . . . . . . . . . . . . . . . . . .         Aaa            350,000        399,893
Westchester County, Prerefunded Balance, G.O. Bond,
4.75%, 11/15/2016 . . . . . . . . . . . . . . . . . . . .         Aaa             15,000         16,728



The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                      CREDIT
                                                                      RATING*        PRINCIPAL         VALUE
                                                                    (UNAUDITED)        AMOUNT        (NOTE 2)
                                                                    -----------  ------------------  ---------
NEW YORK (continued)
Westchester County, Unrefunded Balance, G.O. Bond,
4.75%, 11/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa           $         135,000  $140,690
                                                                                                      ----------
                                                                                                      1,077,256
                                                                                                      ----------


NORTH CAROLINA - 3.6%
Cary, G.O. Bond, 5.00%, 3/1/2018 . . . . . . . . . . . . . . . . . .  Aaa                     700,000   761,971
North Carolina State, Prison Facilities, G.O. Bond, Series C,
4.80%, 3/1/2009 . . . . . . . . . . . . . . . . . . . . . . . .  . .  Aa1                     200,000   204,578
Raleigh, G.O. Bond, 4.40%, 6/1/2017. . . . . . . . . . . . . . . . .  Aaa                     250,000   260,040
Union County, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013 . . . . . .  Aaa                     250,000   285,750
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019. . . . . . . . . . . . . .  Aaa                     400,000   433,228
                                                                                                      ----------
                                                                                                      1,945,567
                                                                                                      ----------

OHIO - 1.6%
Oak Hills Local School District, G.O. Bond, MBIA,
5.125%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . .  .  Aaa                     490,000   511,702
Springfield City School District, Clark County, G.O. Bond,
FGIC, 5.20%, 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     325,000   349,772
                                                                                                      ----------
                                                                                                        861,474
                                                                                                      ----------

OKLAHOMA - 1.4%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023. . . . . . . . . . . . . . . . . . .  Aaa                     750,000   782,438
                                                                                                      ----------

OREGON - 3.2%
Josephine County, Unit School District Three Rivers, G.O. Bond,
FSA, 5.25%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     825,000   911,171
Salem, Pedestrian Safety Impts., G.O. Bond, FGIC, 5.50%,
5/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     255,000   281,436
Washington County, School District No. 015 Forest Grove, G.O. Bond,
FSA, 5.50%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     500,000   562,475
                                                                                                      ----------
                                                                                                      1,755,082
                                                                                                      ----------

PENNSYLVANIA - 3.0%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017 . . . . . . . . . .  Aaa                     300,000   325,608
Cambria County, G.O. Bond, Series A, FGIC, 6.10%, 8/15/2016. . . . .  Aaa                     350,000   374,360
Philadelphia Water & Wastewater, Revenue Bond, MBIA,
5.60%, 8/1/2018 . . . . . . . . . . . . . . . . . . . . . . . .  . .  Aaa                     150,000   164,018
Pittsburgh Water & Sewer Authority, Water & Sewer Systems,
Revenue Bond, Series C, FSA, 5.125%, 9/1/2023. . . . . . . . . . . .  Aaa                     750,000   783,203
                                                                                                      ----------
                                                                                                      1,647,189
                                                                                                      ----------

SOUTH CAROLINA - 3.4%
Beaufort County School District, G.O. Bond, Series A,
SCSDE, 5.00%, 3/1/2020 . . . . . . . . . . . . . . . . . . . . . . .  Aa1                     500,000  526,660



The  accompanying  notes  are  an  integral  part  of  the financial statements.
9

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)



                                                                      CREDIT
                                                                      RATING*        PRINCIPAL         VALUE
                                                                    (UNAUDITED)        AMOUNT        (NOTE 2)
                                                                    -----------  ------------------  ---------
SOUTH CAROLINA (continued)
Orangeburg County, Consolidated School District No. 005, G.O.
Bond, SCSDE, 5.625%, 3/1/2019. . . . . . . . . . . . . . . . . . . .   Aa1          $   800,000         $901,320
South Carolina State, State Highway, G.O. Bond, Series B,
5.625%, 7/1/2010. . . . . . . . . . . . . . . . . . . . . . . . . .    Aaa              350,000          399,150
                                                                                                      ----------
                                                                                                       1,827,130
                                                                                                      ----------

SOUTH DAKOTA - 1.2%
Rapid City, Area School District No. 51-4, G.O. Bond,
FSA, 4.75%, 1/1/2018. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              650,000          665,600
                                                                                                      ----------

TENNESSEE - 3.5%
Cleveland Water & Sewer, G.O. Bond, FGIC, 5.35%, 9/1/2023              Aaa              450,000          480,636
Johnson City, School Sales Tax, G.O. Bond, AMBAC,
6.70%, 5/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .    Aaa              350,000          400,655
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018 . . . . . . . . . . .    Aaa              950,000        1,013,450
                                                                                                      ----------
                                                                                                       1,894,741
                                                                                                      ----------

TEXAS - 3.8%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011 . . . . . . . . .    Aaa              445,000          478,197
North Texas Municipal Water District, Regional Wastewater,
Revenue Bond,  FSA, 5.00%, 6/1/2012 . . . . . . . . . . . . . . . .    Aaa              150,000          165,745
Richardson Independent School District, G.O. Bond,
Series B, PSF, 5.00%, 2/15/2021 . . . . . . . . . . . . . . . . . .    Aaa              500,000          516,600
Southlake, Waterworks & Sewer System, G.O. Bond,
AMBAC, 5.30%,  2/15/2011 . . . . . . . . . . . . . . . . . . . . .     Aaa              350,000          381,829
Waller Consolidated Independent School District, G.O.
Bond, PSF, 4.75%, 2/15/2023 . . . . . . . . . . . . . . . . . . .      Aaa              500,000          506,680
                                                                                                       ----------
                                                                                                       2,049,051
                                                                                                       ----------

UTAH - 0.5%
Alpine School District, G.O. Bond, FGIC, 5.375%, 3/15/2009. . . . .    Aaa              250,000          280,170
                                                                                                       ----------

VIRGINIA - 1.0%
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023 . . . . . . .     Aaa              400,000          409,624
Spotsylvania County Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016 . . . . . . . . . . . . . . . . . . .      Aaa              130,000          143,772
                                                                                                       ----------
                                                                                                         553,396
                                                                                                       ----------

WASHINGTON - 3.9%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022 . . . . . . .      Aaa            1,000,000        1,061,080
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030. . . . .       Aaa              400,000          410,260
Seattle, G.O. Bond, Series A, 5.75%, 1/15/2020 . . . . . . . . .       Aa1              230,000          248,768
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023 . . . . .       Aa1              410,000          421,357
                                                                                                       ----------
                                                                                                       2,141,465
                                                                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.
10

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)

                                                                      CREDIT         PRINCIPAL
                                                                      RATING*         AMOUNT/          VALUE
                                                                    (UNAUDITED)       SHARES          (NOTE 2)
                                                                    -----------  ------------------  -----------
WISCONSIN - 4.6%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%,
10/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa         $   400,000      $  418,404
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC,
5.05%, 12/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             450,000         473,922
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016. . .   Aaa             500,000         532,315
Two Rivers Public School District, G.O. Bond, FSA, 5.625%, 3/1/2019. .   Aaa             415,000         488,202
Washington County, Workforce Development Center, G.O.
Bond, 3.75%, 3/1/2007 . . . . . . . . . . . . . . . . . . . . . . . .    Aa2              25,000          26,613
West De Pere School District, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017 Aaa             500,000         553,010
                                                                                                     -----------
                                                                                                       2,492,466
                                                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(Identified Cost $46,997,650)                                                                         50,888,094
                                                                                                     -----------
SHORT-TERM INVESTMENTS - 4.5%
Dreyfus BASIC Municipal Money Market Fund . . . . . . . . . . . . . .                     300,000        300,000
Dreyfus Municipal Reserves  . . . . . . . . . . . . . . . . . . . . .                   2,154,643      2,154,643
                                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,454,643) . . . . . . . . . . . . . . . . . . . .                                   2,454,643
                                                                                                     -----------
TOTAL INVESTMENTS - 98.1%
(Identified Cost $49,452,293) . . . . . . . . . . . . . . . . . . .                                   53,342,737
OTHER ASSETS, LESS LIABILITIES - 1.9%. . . . . . . . . . . . . . .                                     1,047,157
                                                                                                     -----------
NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . .                                    $54,389,894
                                                                                                     ===========
KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number



*Credit  Ratings  from  Moody's  (unaudited)
1Credit  Ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in each of the following bond insurers: FGIC - 30.1%, FSA - 17.5%; MBIA - 16.0%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
11



STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $49,452,293) (Note 2)  $53,342,737
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .      394,527
Interest receivable. . . . . . . . . . . . . . . . . . . . .      689,822
Receivable for fund shares sold. . . . . . . . . . . . . . .       14,968
Dividends receivable . . . . . . . . . . . . . . . . . . . .        1,108
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . .          252
                                                              -----------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   54,443,414
                                                              -----------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       22,284
Accrued transfer agent fees (Note 3) . . . . . . . . . . . .       10,928
Accrued fund accounting fees (Note 3). . . . . . . . . . . .        6,449
Audit fees payable . . . . . . . . . . . . . . . . . . . . .       13,859
                                                              -----------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       53,520
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $54,389,894
                                                              ===========
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    48,860
Additional paid-in-capital . . . . . . . . . . . . . . . . .   49,608,811
Undistributed net investment income. . . . . . . . . . . . .      525,995
Accumulated net realized gain on investments . . . . . . . .      315,784
Net unrealized appreciation on investments . . . . . . . . .    3,890,444
                                                              -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $54,389,894
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($54,389,894/4,885,986 shares) . . . . . . .  $     11.13
                                                              ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
12



STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $1,262,757
Dividends . . . . . . . . . . . . . . . . . . . . . .       4,492
                                                       ----------
Total Investment Income . . . . . . . . . . . . . . .   1,267,249
                                                       ----------
EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     132,470
Fund accounting fees (Note 3) . . . . . . . . . . . .      33,435
Transfer agent fees (Note 3). . . . . . . . . . . . .      15,315
Directors' fees (Note 3). . . . . . . . . . . . . . .       3,345
Audit fees. . . . . . . . . . . . . . . . . . . . . .      11,315
Custodian fees. . . . . . . . . . . . . . . . . . . .       5,210
Miscellaneous . . . . . . . . . . . . . . . . . . . .       9,112
                                                       ----------
Total Expenses. . . . . . . . . . . . . . . . . . . .     210,202
                                                       ----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   1,057,047
                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .     299,837
Net change in unrealized appreciation on investments.     414,719
                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS . . .     714,556
                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $1,771,603
                                                       ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
13



STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX
                                                                           MONTHS ENDED     FOR THE
                                                                             6/30/03       YEAR ENDED
                                                                            (UNAUDITED)     12/31/02
                                                                          --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .  $   1,057,047   $ 2,228,757
Net realized gain on investments . . . . . . . . . . . . . . . . . . . .        299,837       423,851
Net change in unrealized appreciation on investments . . . . . . . . . .        414,719     2,210,259
                                                                          --------------  ------------
Net increase from operations . . . . . . . . . . . . . . . . . . . . . .      1,771,603     4,862,867
                                                                          --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 7):

From net investment income . . . . . . . . . . . . . . . . . . . . . . .     (1,135,832)   (2,070,397)
From net realized gain on investments. . . . . . . . . . . . . . . . . .              -      (408,877)
                                                                          --------------  ------------
Total distributions to shareholders. . . . . . . . . . . . . . . . . . .     (1,135,832)   (2,479,274)
                                                                          --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net decrease from capital share transactions
 (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,414,706)     (480,693)
                                                                          --------------  ------------
Net increase (decrease) in net assets. . . . . . . . . . . . . . . . . .       (778,935)    1,902,900

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . .     55,168,829    53,265,929
                                                                          --------------  ------------
END OF PERIOD (including undistributed net investment
income of $525,995 and $604,780, respectively) . . . . . . . . . . . . .  $  54,389,894   $55,168,829
                                                                          ==============  ============

The  accompanying  notes  are  an  integral  part  of  the financial statements.
14




FINANCIAL HIGHLIGHTS


                                              FOR THE SIX
                                              MONTHS ENDED
                                                6/30/03                          FOR THE YEARS ENDED
                                              (UNAUDITED)           12/31/02         12/31/01    12/31/00    12/31/99  12/31/98
                                             --------------  ---------------------  ----------  ----------  ----------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . .  $       11.00   $              10.54   $   10.57   $    9.74   $   10.73   $ 10.59
                                             --------------  ---------------------  ----------  ----------  ----------  --------
Income (loss) from investment operations:
Net investment income . . . . . . . . . . .           0.23                   0.44        0.45        0.43        0.48      0.43
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . .           0.14                   0.51       (0.06)       0.81       (0.97)     0.14
                                             --------------  ---------------------  ----------  ----------  ----------  --------
Total from investment operations. . . . . .           0.37                   0.95        0.39        1.24       (0.49)     0.57
                                             --------------  ---------------------  ----------  ----------  ----------  --------
Less distributions to shareholders:
From net investment income. . . . . . . . .          (0.24)                 (0.41)      (0.41)      (0.41)      (0.49)    (0.42)
From net realized gain on investments . . .              -                  (0.08)      (0.01)          -       (0.01)    (0.01)
                                             --------------  ---------------------  ----------  ----------  ----------  --------
Total distributions to shareholders . . . .          (0.24)                 (0.49)      (0.42)      (0.41)      (0.50)    (0.43)
                                             --------------  ---------------------  ----------  ----------  ----------  --------
NET ASSET VALUE - END OF PERIOD . . . . . .  $       11.13   $              11.00   $   10.54   $   10.57   $    9.74   $ 10.73
                                             ==============  =====================  ==========  ==========  ==========  ========
Total return1 . . . . . . . . . . . . . . .           3.38%                  9.21%       3.72%      12.92%     (4.67%)     5.49%

RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . .         0.79%2                   0.82%       0.78%       0.76%       0.68%     0.69%
Net investment income . . . . . . . . . . .         3.99%2                   4.07%       4.26%       4.55%       4.50%     4.19%

Portfolio turnover. . . . . . . . . . . . .              3%                    11%          3%          1%          6%        5%

NET ASSETS - END OF PERIOD (000's omitted).  $      54,390   $             55,169   $  53,266   $  46,649   $  29,761   $34,570
                                             ==============  =====================  ==========  ==========  ==========  ========




1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
15

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

Shares of the Series are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Diversified Tax Exempt Series Common Stock.

2. SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $1,628,140 and $3,216,835, respectively.

Notes  to  Financial  Statements  (unaudited)

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Diversified  Tax  Exempt  Series  were:



                         For the Six Months             For the Year
                          Ended 6/30/03                Ended 12/31/02
             -------------------------------------  --------------------------
                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------
Sold. . . .             453,892   $     5,034,577    1,312,231   $ 14,172,365
Reinvested.              96,126         1,074,655      215,401      2,330,376
Repurchased            (678,235)       (7,523,938)  (1,564,949)   (16,983,434)
             -------------------  ----------------  -----------  -------------
Total . . .            (128,217)  $    (1,414,706)     (37,317)  $   (480,693)
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2002 were as follows:



Ordinary income. . . . .  $    1,966
Tax exempt income. . . .   2,068,442
Short-term capital gains      17,248
Long-term capital gains.     391,618



At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $49,452,293

Unrealized appreciation. . . . . . .  $ 3,897,790
Unrealized depreciation. . . . . . .       (7,346)
                                      ------------
Net unrealized appreciation. . . . .  $ 3,890,444
                                      ============

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
JUNE  30,  2003
NEW  YORK  TAX  EXEMPT SERIES

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Based strictly on the headlines, one would have assumed that the environment for municipal bonds was rather dire during the first half of 2003. Credit-wise that may have been true. Numerous states have posted record revenue shortfalls, California being the highest profile case, and certain revenue bonds, airline-backed and tobacco settlement bonds to be specific, were definitely under duress. However, based on returns, the environment in the municipal market has been anything but "dire". Yields are down across the entire municipal yield curve, meaning municipal investors not only earned their coupons during the first six months of the year, but they also saw the principal value of their holdings appreciate. All in all, total returns in the municipal market were nicely positive during the first six months of the year.

What happened? The answer is the economic fundamentals overwhelmed the credit fundamentals. Yes, municipal credit quality did deteriorate; however, any yield increases associated with that deterioration were more than offset by the general decline in interest rates associated with a U.S. economy that continued to struggle.

The year started out well with the release on the first trading day of the year of the Institute of Supply Management's (ISM) Composite Index. The index, which tracks the manufacturing side of the economy, was much stronger than anticipated during December. Unfortunately, the index was unable to hold its gains, and moved lower throughout the first four months of 2003. While it rebounded modestly in May and June, it remained below its level at the start of the year.

It was not just the manufacturing sector that was experiencing weakness. Labor markets in general disappointed. Initial claims for unemployment insurance went above 400,000 per week in early February, and remained there. Unemployment crept up to 6.4%, a ten-year high, and non-farm payrolls contracted in every month except January.

Business investment remained weak as well. Its seasonally adjusted annualized rate (SAAR) of growth during the first quarter was -4.4%. That was disappointing given the fact that during the fourth quarter of 2002 business investment had grown for the first time in two years. While the figures for the second quarter have not been released yet, it does not bode well that new orders of durable goods were lower in April and May than they were in any of the months during the first quarter of the year.

The economic horizon was not totally bleak. With the winding down of the Iraqi conflict and the decline in interest rates that led to a blizzard of mortgage refinancings, consumer confidence bounced back from its lows. Improved confidence often translates into higher spending. On the policy front, one would expect the Federal Reserve's massive short-term interest rate cuts to eventually help the economy. The same goes for the most recently enacted tax cuts, which are estimated to return $76 billion to taxpayers and $24 billion to businesses during the second half of the year.

As for the performance of the New York Tax Exempt Series, it enjoyed the investment/economic environment for the first half of the year, posting a return of close to 3%. The fact that the Series was invested with a higher quality bias, which resulted in slightly lower coupon returns than the benchmark, may have held back performance but it also kept the Series away from the more esoteric bonds that struggled early in 2003. The higher quality bias should continue to serve the Series well over the next year or so, given the tough credit environment that the municipal bond market has encountered.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the long-term forces that drive interest rates. As for the higher-quality bias of the Series, that reflects our risk averse style and a preference for holding only the most liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2003.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

<graphic>
<pie  chart>



Portfolio Composition1 - As of 6/30/03
General Obligation Bonds . . . . . . . . . .  78.5%
Revenue Bonds. . . . . . . . . . . . . . . .  21.0%
Certificate of Participation . . . . . . . .   0.5%



1As  a  percentage  of  municipal  securities.

<graphic>
<pie  chart>



Quality Ratings2 - As of 6/30/03

Aaa. . . . . . . . . . . . . . . . . .  90.0%
Aa . . . . . . . . . . . . . . . . . .   6.1%
A. . . . . . . . . . . . . . . . . . .   3.9%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2003  (unaudited)



Exeter Fund, Inc.
New York Tax Exempt Series
                                  Total Return
                                 -------------------
                     Growth of
Through               $10,000               Average
6/30/03              Investment  Cumulative  Annual
-----------         -----------  ---------- --------
One Year              $10,832     8.32%     8.32%
Five Year             $13,072    30.72%     5.50%
Inception1            $16,277    62.77%     5.29%





Merrill Lynch
Intermediate Municipal Bond Index2
                                  Total Return
                                 -------------------
                     Growth of
Through               $10,000               Average
6/30/03              Investment  Cumulative  Annual
-----------         -----------  ---------- --------
One Year              $10,892      8.92%      8.92%
Five Year             $13,697     36.97%      6.49%
Inception1            $17,422     74.22%      6.05%



The  value  of  a  $10,000  investment  in  the  Exeter  Fund,  Inc.  -
New York Tax Exempt Series from its inception (1/17/94) to present (6/30/03) as compared to the Merrill Lynch
Intermediate  Municipal  Bond  Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.                 Merrill Lynch
Date        New York Tax Exempt Series   Intermediate Municipal Bond Index
1/17/1994   $                    10,000  $                           10,000
12/31/1994                        9,318                               9,719
12/31/1995                       10,882                              11,020
12/31/1996                       11,243                              11,532
12/31/1997                       12,180                              12,419
12/31/1998                       12,853                              13,197
12/31/1999                       12,349                              13,196
12/31/2000                       13,861                              14,468
12/31/2001                       14,410                              15,213
12/31/2002                       15,823                              16,807
6/30/2003                        16,277                              17,422



1Performance numbers for the Series and Index are calculated from January 17, 1994, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 municipal bonds issued across the United States. The Index is comprised if investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                            CREDIT
                                                                            RATING*        PRINCIPAL        VALUE
                                                                          (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                          -----------  -----------------  ---------
NEW YORK MUNICIPAL SECURITIES - 95.6%
Albany County, G.O. Bond, FGIC, 5.75%, 6/1/2010. . . . . . . . . . . . .  Aaa          $         200,000  $212,770
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007 . . . . . . . .  Aaa                    200,000   219,374
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006 . . . . .  Aaa                    385,000   423,319
Bayport-Blue Point Union Free School District, G.O. Bond,
FGIC, 5.60%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    250,000   278,670
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019 . . . . .  Aaa                    500,000   594,865
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012. . . .  Aaa                    250,000   282,918
Brockport Central School District, G.O. Bond, FSA, 5.50%, 6/15/2015. . .  Aaa                    300,000   319,011
Broome County, Public Safety Facility, Certificate
of Participation, MBIA, 5.00%, 4/1/2006. . . . . . . . . . . . . . . . .  Aaa                    250,000   262,088
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009 . . . . . . . . . .  Aaa                    150,000   164,865
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010 . . . . . . . . . .  Aaa                    250,000   281,170
Buffalo Municipal Water Finance Authority, Water Systems, Revenue Bond,
Series A, FGIC, 5.00%, 7/1/2028. . . . . . . . . . . . . . . . . . . . .  Aaa                    750,000   776,213
Buffalo Schools, G.O. Bond, Series B, MBIA, 5.05%, 2/1/2009. . . . . . .  Aaa                    250,000   261,008
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007. . .  Aaa                    300,000   336,078
Chittenango Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2016.  Aaa                    200,000   210,396
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008 . . . . . . . . . . . . . . .  Aaa                    100,000   109,448
Cortlandville, G.O. Bond, FSA, 5.40%, 6/15/2013. . . . . . . . . . . . .  Aaa                    155,000   163,324
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011 . . . .  Aaa                    200,000   218,528
East Aurora Union Free School District, G.O. Bond, FGIC,
5.20%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    300,000   324,600
East Hampton Town, G.O. Bond, MBIA, 4.625%, 1/15/2007. . . . . . . . . .  Aaa                    175,000   178,015
East Hampton Town, G.O. Bond, MBIA, 4.625%, 1/15/2008. . . . . . . . . .  Aaa                    175,000   177,966
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011 .  Aaa                    385,000   417,144
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009 . .  Aaa                    210,000   234,984
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011. .  Aaa                    700,000   798,091
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009 . . . . . . . .  Aaa                    100,000   109,035
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025 . . . . . . . .  Aaa                    400,000   431,312
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016 .  Aaa                    550,000   585,085



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                            CREDIT
                                                                            RATING*    PRINCIPAL    VALUE
                                                                          (UNAUDITED)   AMOUNT     (NOTE 2)
                                                                          -----------  ---------  ----------
NEW YORK MUNICIPAL SECURITIES (continued)
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.00%, 3/15/2006 .  Aaa         $1,500,000 $1,598,475
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019. . . .  Aaa            500,000    532,550
Fillmore Central School District, G.O. Bond, FSA, 5.25%, 6/15/2015 . . .  Aaa            300,000    318,387
Franklin Square Union Free School District, G.O. Bond,
FGIC, 5.00%, 1/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            520,000    544,248
Gloversville City School District, G.O. Bond, FSA, 5.00%, 6/15/2005. . .  Aaa            350,000    375,571
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018 . . . .  Aaa            180,000    186,989
Greene Central School District, G.O. Bond, FSA, 5.25%,  6/15/2012. . . .  Aaa            195,000    205,292
Guilderland Central School District, G.O. Bond, FGIC, 5.00%, 5/15/2016 .  Aaa            400,000    436,004
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014 . . .  Aaa            600,000    692,148
Hempstead Town - Prerefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . .  AAA1            35,000     39,408
Hempstead Town - Unrefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . .  Aaa            165,000    184,397
Holland Central School District, G.O. Bond, FGIC, 6.125%, 6/15/2010. . .  Aaa            245,000    273,207
Huntington, G.O. Bond, AMBAC, 5.90%, 1/15/2007 . . . . . . . . . . . . .  Aaa            300,000    324,072
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009. . . . . . . . . . . . . .  Aaa            250,000    268,113
Indian River Central School District at Philadelphia, G.O. Bond, Second
Series, FSA, 4.30%, 12/15/2003 . . . . . . . . . . . . . . . . . . . . .  Aaa            475,000    482,234
Irvington Union Free School District, G.O. Bond, Series B,
AMBAC, 5.10%, 7/15/2005. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            275,000    280,967
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015. . . . . . . . .  Aaa          1,555,000  1,751,894
Jamesville-Dewitt Central School District, G.O. Bond,
AMBAC, 5.75%, 6/15/2009. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            420,000    497,830
Jordan-El Bridge Central School District, G.O. Bond,
AMBAC, 5.875%, 6/15/2008 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            500,000    554,740
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008. . . .  Aaa            350,000    312,274
Longwood Central School District at Middle Island, G.O.
Bond, FSA, 5.00%, 6/15/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000    288,117
Longwood Central School District at Middle Island, G.O.
Bond, FSA, 5.00%, 6/15/2018. . . . . . . . . . . . . . . . . . . . . . .  Aaa            250,000    288,117
Middletown City School District, G.O. Bond, Series A,
AMBAC, 5.50%, 11/15/2005 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa            175,000    191,980



The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                            CREDIT
                                                                            RATING*    PRINCIPAL    VALUE
                                                                          (UNAUDITED)   AMOUNT     (NOTE 2)
                                                                          -----------  ---------  ----------
NEW YORK MUNICIPAL SECURITIES (continued)
Monroe County, Public Impt., G.O. Bond, AMBAC,
4.90%, 6/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa         $  165,000   $176,525
Monroe County, Public Impt. - Prerefunded, G.O. Bond, AMBAC,
6.10%, 6/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa             20,000     21,341
Monroe County, Public Impt. - Unrefunded Balance,
G.O. Bond, AMBAC, 4.90%, 6/1/2005 . . . . . . . . . . . . . . . . . . . .   Aaa             85,000     90,815
Monroe County, Public Impt. - Unrefunded Balance,
G.O. Bond, AMBAC, 6.10%, 6/1/2015 . . . . . . . . . . . . . . . . . . . .   Aaa            180,000    192,067
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019. . . . . . .   Aa3          1,700,000  1,790,508
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017. . . . . . . . . .   A3             320,000    336,662
Nassau County, General Impt., G.O. Bond, Series U, AMBAC,
5.25%, 11/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            335,000    371,267
Nassau County, General Impt., G.O. Bond, Series V, AMBAC,
5.25%, 3/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa            385,000    426,091
New Rochelle, G.O. Bond, Series C, MBIA, 6.20%, 3/15/2007 . . . . . . . .   Aaa            175,000    184,581
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028 . . . . . . . . . .   Aaa          1,900,000  1,960,249
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020. . . . . . . . . . .   Aaa          1,000,000  1,075,270
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series B, AMBAC, 5.375%, 6/15/2019. . . . . . . . . . . . .   Aaa            250,000    260,493
New York City Municipal Water Finance Authority,
Water & Sewer Systems, Revenue Bond, Series B,
FGIC,  5.125%, 6/15/2030. . . . . . . . . . . . . . . . . . . . . . . . .   Aaa          2,000,000  2,062,120
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013 . . . . . . . . . .   A2             475,000    513,983
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018 . . . . . . . . . .   A2           1,000,000  1,064 310
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015. . . . . . .   Aaa          1,750,000  1,907,167
New York State Dormitory Authority, Columbia University,
Series A, Revenue Bond, 5.00%, 7/1/2025 . . . . . . . . . . . . . . . . .   Aaa            500,000    526,280
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, MBIA, 5.00%, 6/15/2021. . . . . . . . . . . . . . . . . . .   Aaa            600,000    637,362
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, 5.00%, 6/15/2027. . . . . . . . . . . . . . . . . . . . . .   Aaa          1,000,000  1,047,020
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Pooled LN-B, POL CTL-SRF, 6.65%, 9/15/2013 . . . .   Aaa            250,000    256,035
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012. . . . . . . . . .  Aaa            200,000    220,722
New York State Environmental Facilities Corp., Pollution Control -
Prerefunded, Revenue Bond, Series A, POL CTL-SRF, 4.65%, 6/15/2007 . . . .  Aaa            135,000    149,989





The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL        VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  ----------
NEW YORK MUNICIPAL SECURITIES (continued)
New York State Environmental Facilities Corp., Pollution Control -
Prerefunded, Revenue Bond, Series A, POL CTL-SRF, 5.20%, 6/15/2015 . . . . . .  Aaa                 $ 225,000  $ 253,553
New York State Environmental Facilities Corp., Pollution Control -
Unrefunded Balance, Revenue Bond, Series A, POL CTL-SRF, 4.65%, 6/15/2007. . .  Aaa                   115,000    125,792
New York State Environmental Facilities Corp., Pollution Control -
Unrefunded Balance, Revenue Bond, Series A, POL CTL-SRF, 5.20%, 6/15/2015. . .  Aaa                    25,000     27,385
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, GO OF AGY, 8.00%, 5/1/2011 . . . . . . .  Aaa                   250,000    324,583
New York State Local Government Assistance Corp., Revenue Bond,
Series A, GO OF CORP, 6.00%, 4/1/2024  . . . . . . . . . . . . . . . . . . . .  A1                    250,000    275,735
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017 . . . . . . . . . . . . . . . .  Aaa                   555,000    606,854
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006. . . . . . . . . . . . . . . . .  Aaa                   100,000    109,216
New York State Urban Development Corp., Revenue Bond, GO OF CORP,
5.375%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   400,000    433,160
New York State Urban Development Corp., Correctional Capital Facilities,
Revenue Bond, Series A, FSA, 5.25%, 1/1/2014 . . . . . . . . . . . . . . . . .  Aaa                   500,000    580,165
Niagara County, G.O. Bond, MBIA, 5.90%, 7/15/2014. . . . . . . . . . . . . . .  Aaa                   350,000    371,725
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011. . . . . . . . . .  Aaa                   400,000    415,284
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023 . . . . . . . . .  Aaa                 1,000,000  1,016,280
North Syracuse Central School District, G.O. Bond, FSA,
5.50%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   295,000    313,694
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019. . . . . . .  Aaa                   595,000    637,102
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018. . . . . .  Aaa                   880,000    995,139
Penfield Central School District, G.O. Bond, FSA, 5.20%, 6/15/2010 . . . . . .  Aaa                   560,000    591,735
Queensbury, G O. Bond, Series A, FGIC, 5.50%, 4/15/2011. . . . . . . . . . . .  Aaa                   150,000    162,363
Queensbury, G.O. Bond, Series A, FGIC, 5.50%, 4/15/2012. . . . . . . . . . . .  Aaa                   350,000    378,847
Rochester, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006. . . . . . . . . . . .  Aaa                   250,000    273,887
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020. . . . . . . . . . . .  Aaa                   250,000    279,118
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022. . . . . . . . . . . .  Aaa                    95,000    104,919
Rome, G.O. Bond, AMBAC, 5.20%, 12/1/2010 . . . . . . . . . . . . . . . . . . .  Aaa                   390,000    418,739




The  accompanying  notes  are  an  integral  part  of  the financial statements.
7

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNADUITED)




                                                                        CREDIT
                                                                        RATING*        PRINCIPAL       VALUE
                                                                      (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                      -----------  -----------------  --------
NEW YORK MUNICIPAL SECURITIES (continued)
Rondout Valley Central School District, G.O. Bond, FSA,
5.375%, 3/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                  $ 500,000 $  586,130
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011. . . . . . . . . . . .  Aaa                    250,000    279,537
Scotia Glenville Central School District, G.O. Bond, FGIC,
5.50%, 6/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                  1,025,000  1,210,320
South Country Central School District of Brookhaven, G.O. Bond,
FGIC, 5.50%, 9/15/2007 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    380,000    390,944
South Glens Falls Central School District - Prerefunded,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . .  Aaa                    605,000    709,834
South Glens Falls Central School District - Unrefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . .  Aaa                     95,000    104,851
South Huntington Union Free School District, G.O. Bond,
FGIC, 5.00%, 9/15/2016 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    325,000    351,133
South Huntington Union Free School District, G.O. Bond, FGIC,
5.10%, 9/15/2017 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    100,000    108,212
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006. . .  Aaa                    500,000    533,920
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019 . . . . .  Aaa                    895,000    923,103
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009.  Aaa                    250,000    284,610
Suffolk County Water Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 6/1/2017 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    400,000    427,352
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013. .  Aaa                    330,000    340,817
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017.  Aaa                    700,000    777,560
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018.  Aaa                    850,000    950,258
Three Village Central School District, G.O. Bond, FSA,
5.375%, 6/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    230,000    257,057
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2011. . . . . . .  Aa2                    135,000    138,788
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2013. . . . . . .  Aa2                    300,000    308,463
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2014. . . . . . .  Aa2                    300,000    308,433
Tompkins County, Public Impt., G.O. Bond, Series B,
5.10%, 4/1/2020. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2                    400,000    423,156
Triborough Bridge & Tunnel Authority, Revenue Bond,
Series A, MBIA, 4.75%, 1/1/2019. . . . . . . . . . . . . . . . . . .  Aaa                    300,000    336,621
Tri-Valley Central School District of Grahamsville, G.O.
Bond, MBIA, 5.60%, 6/15/2008 . . . . . . . . . . . . . . . . . . . .  Aaa                    120,000    127,706
Warwick Valley Central School District, G.O. Bond, FSA,
5.60%, 1/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    575,000    647,203




The  accompanying  notes  are  an  integral  part  of  the financial statements.
8

INVESTMENT  PORTFOLIO  -  JUNE  30,  2003  (UNAUDITED)




                                                                         CREDIT        PRINCIPAL
                                                                        RATING*         AMOUNT/        VALUE
                                                                      (UNAUDITED)       SHARES        (NOTE 2)
                                                                      ------------  --------------- ------------
NEW YORK MUNICIPAL SECURITIES (continued)
Warwick Valley Central School District, G.O. Bond, FSA,
5.625%, 1/15/2022. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                 $ 380,000 $    422,172
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008 . . . . .  Aaa                   250,000      267,997
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009 . . . . .  Aaa                   250,000      271,185
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2010 . . . . .  Aaa                   215,000      216,505
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011 . . . . .  Aaa                   100,000      100,577
Western Nassau County Water Authority, Water Systems, Revenue Bond,
AMBAC, 5.65%, 5/1/2026 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   350,000      386,939
White Plains, G.O. Bond, 4.50%, 9/1/2005 . . . . . . . . . . . . . .  Aa1                   180,000      184,583
White Plains, G.O. Bond, 4.50%, 9/1/2007 . . . . . . . . . . . . . .  Aa1                   315,000      322,919
William Floyd Union Free School District of the Mastics-Mariches
-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008 . . . . . . . . . . . .  Aaa                   405,000      472,611
Wyandanch Union Free School District, G.O. Bond, FSA,
5.60%, 4/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   500,000      560,300
                                                                                                    ------------

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $51,987,584). . . . . . . . . . . . . . . . . . . .                                  56,695,219
                                                                                                    ------------
SHORT-TERM INVESTMENTS - 3.2%
Dreyfus Basic New York Tax Free Money Market Fund
(Identified Cost $1,884,637) . . . . . . . . . . . . . . . . . . . .                      1,884,637    1,884,637
                                                                                                    ------------
TOTAL INVESTMENTS - 98.8%
(Identified Cost $53,872,221). . . . . . . . . . . . . . . . . . . .                                  58,579,856

OTHER ASSETS, LESS LIABILITIES - 1.2%. . . . . . . . . . . . . . . .                                     684,782
                                                                                                    ------------
NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . .                                $ 59,264,638
                                                                                                    ============

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)





The Series' portfolio holds, as a percentage of net assets, greater than 10% in each of the following bond insurers: FGIC - 29.5%; AMBAC - 20.2%; FSA - 17.4%; MBIA - 12.3%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.
9



STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003


ASSETS:
Investments, at value (identified cost $53,872,221) (Note 2) . . . . . .  $58,579,856
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,837
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . .      605,382
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . .      121,875
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . .        1,260
                                                                          -----------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   59,328,210
                                                                          -----------
LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . .       24,380
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . .        6,224
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . .        5,588
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,955
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . .       12,001
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . .        2,424
                                                                          -----------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . .       63,572
                                                                          -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $59,264,638
                                                                          ===========
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    54,131
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . .   53,258,191
Undistributed net investment income. . . . . . . . . . . . . . . . . . .      576,780
Accumulated net realized gain on investments . . . . . . . . . . . . . .      667,901
Net unrealized appreciation on investments . . . . . . . . . . . . . . .    4,707,635
                                                                          -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $59,264,638
                                                                          ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($59,264,638/5,413,114 shares) . . . . . . . . . . . . .  $     10.95
                                                                          ===========

The  accompanying  notes  are  an  integral  part  of  the financial statements.
10





STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $1,402,461
Dividends . . . . . . . . . . . . . . . . . . . . . .       5,234
                                                       -----------
Total Investment Income . . . . . . . . . . . . . . .   1,407,695
                                                       -----------
EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     148,410
Fund accounting fees (Note 3) . . . . . . . . . . . .      33,995
Transfer agent fees (Note 3). . . . . . . . . . . . .      17,355
Directors' fees (Note 3). . . . . . . . . . . . . . .       3,400
Audit fees. . . . . . . . . . . . . . . . . . . . . .      11,545
Custodian fees. . . . . . . . . . . . . . . . . . . .       5,505
Miscellaneous . . . . . . . . . . . . . . . . . . . .       3,937
                                                       -----------
Total Expenses. . . . . . . . . . . . . . . . . . . .     224,147
                                                       -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   1,183,548
                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .     667,901
Net change in unrealized appreciation on investments.    (144,896)
                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .     523,005
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $1,706,553
                                                       ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
11



STATEMENTS OF CHANGES IN NET ASSETS


                                                            FOR THE SIX
                                                            MONTHS ENDED     FOR THE
                                                              6/30/03       YEAR ENDED
                                                             (UNAUDITED)     12/31/02
                                                           --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . .  $   1,183,548   $ 2,736,812
Net realized gain on investments. . . . . . . . . . . . .        667,901       286,076
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . . . .       (144,896)    3,041,988
                                                           --------------  ------------
Net increase from operations. . . . . . . . . . . . . . .      1,706,553     6,064,876
                                                           --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . . . .     (1,320,271)   (2,522,801)
From net realized gain on investments . . . . . . . . . .              -      (283,239)
                                                           --------------  ------------
Total distributions to shareholders . . . . . . . . . . .     (1,320,271)   (2,806,040)
                                                           --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net decrease from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . . . .     (5,082,522)   (5,592,744)
                                                           --------------  ------------
Net decrease in net assets. . . . . . . . . . . . . . . .     (4,696,240)   (2,333,908)

NET ASSETS:

Beginning of period . . . . . . . . . . . . . . . . . . .     63,960,878    66,294,786
                                                           --------------  ------------
END OF PERIOD (including undistributed net
investment income of $576,780 and $713,503, respectively)  $  59,264,638   $63,960,878
                                                           ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.
12



FINANCIAL HIGHLIGHTS

                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/03                          FOR THE YEARS ENDED
                                                (UNAUDITED)          12/31/02         12/31/01    12/31/00   12/31/99   12/31/98
                                              --------------  ---------------------  ----------  ----------  ----------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $       10.89   $              10.36   $   10.36   $    9.62   $   10.51   $ 10.37
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.24                   0.46        0.46        0.43        0.46      0.43
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.07                   0.54       (0.05)       0.73       (0.87)     0.14
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Total from investment operations . . . . . .           0.31                   1.00        0.41        1.16       (0.41)     0.57
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Less distributions to shareholders:
From net investment income . . . . . . . . .          (0.25)                 (0.42)      (0.41)      (0.42)      (0.47)    (0.43)
From net realized gain on investments. . . .              -                  (0.05)          -           -       (0.01)        -
                                              --------------  ---------------------  ----------  ----------  ----------  --------
Total distributions to shareholders. . . . .          (0.25)                 (0.47)      (0.41)      (0.42)      (0.48)    (0.43)
                                              --------------  ---------------------  ----------  ----------  ----------  --------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $       10.95   $              10.89   $   10.36   $   10.36   $    9.62   $ 10.51
                                              ==============  =====================  ==========  ==========  ==========  ========

Total return1. . . . . . . . . . . . . . . .           2.86%                  9.81%       3.96%      12.24%     (3.92%)     5.53%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         0.76%2                   0.73%       0.72%       0.68%       0.60%     0.61%
Net investment income. . . . . . . . . . . .         3.99%2                   4.20%       4.23%       4.51%       4.45%     4.17%

Portfolio turnover . . . . . . . . . . . . .              3%                     6%          7%          8%          0%        3%

NET ASSETS - END OF PERIOD (000's omitted) .  $      59,265   $             63,961   $  66,295   $  66,443   $  51,311    $60,772
                                              ==============  =====================  ==========  ==========  ==========  ========


1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year are not annualized. 2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
13

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

Shares of the Series are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as New York Tax Exempt Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $22,000, an additional $12.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, were $1,608,060 and $7,205,371, respectively.

Notes  to  Financial  Statements  (unaudited)

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  New  York  Tax  Exempt  Series  were:



                        For the Six Months               For the Year
                          Ended 6/30/03                 Ended 12/31/02
             -------------------------------------  --------------------------
                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------

Sold. . . .             285,249   $     3,128,605      844,328   $  9,059,957
Reinvested.             111,532         1,228,637      247,202      2,636,954
Repurchased            (857,469)       (9,439,764)  (1,617,131)   (17,289,655)
             -------------------  ----------------  -----------  -------------
Total . . .            (460,688)  $    (5,082,522)    (525,601)  $ (5,592,744)
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2003.

7.  CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2002 were as follows:



Tax exempt income . . .  $2,523,334
Long-term capital gains     282,706

Notes  to  Financial  Statements  (unaudited)

At June 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $53,872,221

Unrealized appreciation. . . . . . .  $ 4,716,479
Unrealized depreciation. . . . . . .       (8,844)
                                      ------------
Net unrealized appreciation. . . . .  $ 4,707,635
                                      ============

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

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  [RESERVED]

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM  8:  [RESERVED]

ITEM  9:  CONTROLS  AND  PROCEDURES

The Principal Executive Officer and  Principal  Financial  Officer  of
Life Sciences Series, Small Cap Series, Technology Series, International Series, World Opportunities Series, High Yield Bond Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, and New York Tax Exempt Series, each a series of Exeter Fund, Inc., (the "Funds") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Funds within 90 days of the filing date of this Form N-CSR (the "Effective Date") and they believe that the disclosure controls and procedures are effective.

(b) There have been no significant changes in the Funds' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10:  EXHIBITS

(a)  Not applicable for Semi-Annual reports.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) A certification of the Registrant's pricipal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.


/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
Vice  President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 28,  2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
Vice  President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 28,  2003

/s/  Christine  Glavin
Christine  Glavin
Chief Financial Officer and Principal Financial Officer of Exeter Fund, Inc. August 28, 2003